As filed with the Securities and Exchange Commission on February 15, 2008

File No. 2-77284 (811-03459)

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 59	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 39	☒

PENN SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

600 Dresher Road
Horsham, Pennsylvania 19044
(Address of Principal Executive Offices)
Registrant’s Telephone Number: 215-956-8000

PETER M. SHERMAN
President
Penn Series Funds, Inc.
Philadelphia, Pennsylvania 19172
(Name and Address of Agent for Service)

Copy to:
MICHAEL BERENSON
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐       immediately upon filing pursuant to paragraph (b) of Rule 485

☐       on May 1, 2008 pursuant to paragraph (b) of Rule 485

☐       60 days after filing pursuant to paragraph a (1) of Rule 485

☐       on [date] pursuant to paragraph (a) (1) of Rule 485

☒      75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐       on [date] pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS — MAY 1, 2008

PENN SERIES FUNDS, INC.
600 Dresher Road, Horsham, PA 19044 - Telephone 800-523-0650

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

GROWTH STOCK FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

STRATEGIC VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

INTERNATIONAL EQUITY FUND

REIT FUND

LARGE CORE GROWTH FUND

LARGE CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

EMERGING MARKETS EQUITY FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

BALANCED FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Penn Series Funds, Inc. (“Penn Series” or the “Company”) is an investment company that provides investment options for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”).  Shares of each Fund (as defined below) may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by qualified pension plans.  Penn Series offers 29 different portfolios (each, a “Fund” and, collectively, the “Funds”) advised by Independence Capital Management, Inc. (“ICMI”) and, in the case of certain Funds, sub-advised by T. Rowe Price Associates, Inc., ABN AMRO Asset Management, Inc., Lord, Abbett & Co. LLC, Heitman Real Estate Securities LLC, Goldman Sachs Asset Management, L.P., Vontobel Asset Management, Inc., Bjurman, Barry & Associates, Neuberger Berman Management Inc., Turner Investment Partners, Inc., Wells Capital Management Incorporated, Eaton Vance Management, AllianceBernstein L.P., Van Kampen Asset Management and SSgA Funds Management, Inc.

PROSPECTUS CONTENTS	PAGE

INVESTMENT SUMMARY	X

MONEY MARKET FUND	X

LIMITED MATURITY BOND FUND	X

QUALITY BOND FUND	X

HIGH YIELD BOND FUND	X

FLEXIBLY MANAGED FUND	X

GROWTH STOCK FUND	X

LARGE CAP VALUE FUND	X

LARGE CAP GROWTH FUND	X

INDEX 500 FUND	X

MID CAP GROWTH FUND	X

MID CAP VALUE FUND	X

STRATEGIC VALUE FUND	X

SMALL CAP GROWTH FUND	X

SMALL CAP VALUE FUND	X

INTERNATIONAL EQUITY FUND	X

REIT FUND	X

LARGE CORE GROWTH FUND	X

LARGE CORE VALUE FUND	X

SMID CAP GROWTH FUND	X

SMID CAP VALUE FUND	X

EMERGING MARKETS EQUITY FUND	X

SMALL CAP INDEX FUND	X

DEVELOPED INTERNATIONAL INDEX FUND	X

BALANCED FUND	X

PENN SERIES LIFESTLYE FUNDS
AGGRESSIVE ALLOCATION FUND
MODERATELY AGGRESSIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
MODERATELY CONSERVATIVE ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND	X

ADDITIONAL INFORMATION	X

MANAGEMENT	X

Investment Adviser	X

Sub-Advisers	X

Expenses and Limitations	X

ACCOUNT POLICIES	X

Purchasing and Selling Fund Shares	X

Frequent Trading Policies & Risks	X

How the Funds Calculate NAV	X

Portfolio Holdings Information	X

Dividends and Distributions	X

Taxes	X

FINANCIAL HIGHLIGHTS	X

INVESTMENT SUMMARY:	MONEY MARKET FUND

Investment Adviser	Independence Capital Management, Inc.

Investment Objective	The investment objective of the Fund is to preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

Investment Strategy

The Fund will invest in a diversified portfolio of high-quality money market instruments, which are rated within the two highest credit categories assigned by recognized rating organizations or, if not rated, are of comparable investment quality as determined by the Adviser.  Investments include commercial paper, U.S. Treasury securities, bank certificates of deposit and repurchase agreements.  The Adviser looks for money market instruments that present minimal credit risks.  Important factors in selecting investments include a company’s profitability, ability to generate funds, capital adequacy, and liquidity of the investment.  The Fund will invest only in securities that mature in 397 days or less, as calculated in accordance with applicable law.  The Fund’s policy is to seek to maintain a stable price of $1.00 per share.

Risks of Investing

The Fund may be appropriate for investors who want to minimize the risk of loss of principal and maintain liquidity of their investment, and at the same time receive a return on their investment.  The Fund follows strict rules about credit risk, maturity and diversification of its investments.  However, although the Fund seeks to preserve the value of your investment in shares of the Fund at $1.00 per share, there is no guarantee, and it is still possible to lose money.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

Money Market Fund
1 Year	X.XX	%
5 Years	X.XX	%
10 Years	X.XX	%

The current yield of the Money Market Fund for the seven-day period ended December 31, 2007 was X.XX%.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:	LIMITED MATURITY BOND FUND

Investment Adviser	Independence Capital Management, Inc.

Investment Objective	The investment objective of the Fund is to provide the highest available current income consistent with liquidity and low risk to principal; total return is secondary.

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in debt securities, commonly referred to as bonds.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  The Fund will invest primarily in short- to intermediate-term investment grade debt securities (those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Adviser)) of the U.S. government and corporate issuers.  The Adviser uses an active bond management approach.  It seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors.  With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace.  The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities).  The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets.  The Adviser will sell a security when it believes that the security has been fully priced.  The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates.  Typically, with a 1% rise in interest rates, an investment’s value may be expected to fall approximately 1% for each year of its duration.  Although the Fund may invest in securities of any duration, under normal circumstances it maintains an average portfolio duration of one to three years.

Quality: The Fund will invest primarily in investment grade debt securities and no more than 10% of its assets in “junk bonds,” which are those rated below BBB by S&P and those rated below Baa by Moody’s (or determined to be of equivalent quality by the Adviser).

Sectors:  The Fund will invest primarily in corporate bonds and U.S. government bonds, including mortgage-backed and asset-backed securities.

Turnover:  Because the Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs and may lower fund performance.

Risks of Investing

An investment in the Fund may be appropriate for investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt.  The Fund’s value will change primarily with the changes in the prices of fixed income securities (e.g., bonds) held by the Fund.  The value of fixed income securities will vary inversely with changes in interest rates.  A decrease in interest rates will generally result in an increase in value of the Fund.  Conversely, during periods of rising interest rates, the value of the Fund will generally decline.  Longer term fixed income securities tend to experience larger changes in value than shorter term securities because they are more sensitive to interest rate changes.  A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration.  Investing in junk bonds involves additional risks, including credit risk.  Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.  These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments.  The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages.  For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile.  Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities.  As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Limited Maturity Bond Fund		Citigroup Treasury/Agency 1 to 5 Year Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
Since May 1, 2000(2)	XX	%	XX	%

(1)          The Citigroup Treasury/Agency 1 to 5 Year Index is an unmanaged index that is a widely recognized benchmark of the market performance of short- to intermediate-term bonds.  The index is a passive measure of bond market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

(2)          Inception date of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:	QUALITY BOND FUND

Investment Adviser	Independence Capital Management, Inc.

Investment Objective	The Fund seeks the highest income over the long term that is consistent with the preservation of principal.

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in debt securities, commonly referred to as bonds.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. The Fund will invest primarily in marketable investment grade debt securities (those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Adviser)).  The portfolio manager heads up a team of analysts that uses an active bond-management approach.  The Adviser seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors.  With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace.  The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities).  In addition, the Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets.  The Adviser will sell a security when it believes that the security has been fully priced.  The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Duration:  The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates.  Typically, with a 1% rise in interest rates, an investment’s value may be expected to fall approximately 1% for each year of its duration.  Duration is set for the portfolio generally between 3.5 and 5.5 years, depending on the interest rate outlook.

Quality:  The Fund will invest primarily in investment grade debt securities and no more than 10% of the net assets in “junk bonds,” which are those rated below BBB by S&P and those rated below Baa by Moody’s (or determined to be of equivalent quality by the Adviser).

Sectors:  The Fund will invest primarily in the following sectors:  corporate bonds, U.S. government bonds, U.S. government agency securities, commercial paper, collateralized mortgage obligations, and asset-backed securities.

Turnover:  Because the portfolio management team looks for inefficiencies in the market and will sell when they feel a security is fully priced, portfolio turnover can be relatively high, which may result in increased transaction costs and may lower fund performance.  The Fund’s annual portfolio turnover rates for 2007, 2006, and 2005 were XX%, XX%, and XX%, respectively.

Risks of Investing

An investment in the Fund may be appropriate for investors who are seeking investment income and preservation of principal.  The Fund’s value will change primarily with the changes in the prices of the fixed income securities (e.g., bonds) held by the Fund.  The value of the fixed income securities will vary inversely with changes in interest rates.  A decrease in interest rates will generally result in an increase in value of the Fund.  Conversely, during periods of rising interest rates, the value of the Fund will generally decline.  Longer term fixed income securities tend to experience larger changes in value than shorter term securities because they are more sensitive to interest rate changes.  A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Investing in junk bonds involves additional risks, including credit risk.  Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.  These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments.  The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages.  For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile.  Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities.  As with investing in other securities whose prices increase and decrease in market value, loss of money is a risk of investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Quality Bond Fund		Citigroup Broad Investment Grade Bond Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
10 Years	XX	%	XX	%

(1)          The Citigroup Broad Investment Grade Bond Index is an unmanaged index that is a widely recognized benchmark of general investment grade bond performance.  The index is a passive measure of bond market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:	HIGH YIELD BOND FUND

Investment Adviser	Independence Capital Management, Inc.

Sub-Adviser	T. Rowe Price Associates, Inc.

Investment Objective	The investment objective of the Fund is to realize high current income.

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in a widely diversified portfolio of high yield corporate bonds, often called “junk bonds,” income-producing convertible securities and preferred stocks.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  High yield bonds are rated below investment grade (BB and lower by S&P and Ba and lower by Moody’s or determined to be of equivalent quality by the Sub-Adviser) and generally provide high income in an effort to compensate investors for their higher risk of default, that is the failure to make required interest or principal payments.  High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.  The Fund’s dollar-weighted average maturity generally is expected to be in the six- to twelve-year range.  In selecting investments for the Fund, the Sub-Adviser relies extensively on its research analysts.  When the Sub-Adviser’s outlook for the economy is positive, it may purchase slightly lower rated bonds in an effort to secure additional income and appreciation potential.  When the Sub-Adviser’s outlook for the economy is less positive, the Fund may gravitate toward higher rated junk bonds.  The Fund may also invest in other securities, including futures and options, as well as loan assignments and participations, in keeping with its objective.  In pursuing the investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity or quality, or to shift assets into higher yielding securities or to reduce marginal quality securities.

Risks of Investing:

An investment in the Fund may be appropriate for long-term, risk-oriented investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income. The Fund’s value will change primarily with changes in the prices of the bonds held by the Fund.  The value of bonds will vary inversely with changes in interest rates.  A decrease in interest rates will generally result in an increase in value of the Fund.  Conversely, during periods of rising interest rates, the value of the Fund will generally decline.  Longer term fixed income securities tend to suffer greater declines than shorter term securities because they are more sensitive to interest rate changes.

Investing in high yield bonds involves additional risks, including credit risk.  The value of high yield, lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions.  Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.  These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments.  Therefore, the Fund’s credit risk increases when the U.S. economy slows or enters a recession.  The share price of the Fund is expected to be more volatile than the share price of a fund investing in higher quality securities, which react primarily to the general level of interest rates.  In addition, the trading market for lower quality bonds may be less active and less liquid, that is, the Sub-Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain high yield bond issues can cause substantial price swings.  As a result, the price at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task.  The Fund may be more vulnerable to interest rate risk if it is focusing on BB-rated bonds, since better-quality junk bonds follow the higher grade market to some extent.  But if the Fund’s focus is bonds rated B and below, credit risk will probably predominate. To the extent the Fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	High Yield Bond Fund		CS First Boston Global High Yield Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
10 Years	XX	%	XX	%

(1)          The CS First Boston Global High Yield Index is a widely recognized benchmark of high yield bond performance.  The index is a passive measure of bond market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:	FLEXIBLY MANAGED FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	T. Rowe Price Associates, Inc.

Investment Objective:	The investment objective of the Fund is to maximize total return (capital appreciation and income).

Investment Strategy

The Fund invests primarily in common stocks of established U.S. companies that it believes have above-average potential for capital growth.  Common stocks typically constitute at least half of total assets.  The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures and options, in keeping with the Fund’s objective.  The Fund’s investments in common stocks generally fall into one of two categories.  The larger category comprises long-term core holdings that the Sub-Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased.  The smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term, but not necessarily over the long term.  Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a “value approach” in selecting investments.  Its in-house research team seeks to identify companies that seem under-valued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation.  The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Fund’s approach differs from that of many other stock funds.  The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines.  In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities.  The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook.  Bonds and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations.  There is no limit on the Fund’s investments in convertible securities.  In pursuing the investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risks of Investing:

An investment in the Fund may be appropriate for investors who are seeking a relatively conservative approach to investing for total return and are willing to accept the risks and uncertainties of investing in common stocks and bonds.  The Fund’s value will change primarily with changes in the prices of the securities held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  A particular risk of the Sub-Adviser’s value approach is that some holdings may not recover and provide the capital growth anticipated.  If the Fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Fund than would be the case with a more diversified fund.  A sizable cash or fixed income position may hinder the Fund from participating fully in a strong, rapidly rising bull market.  In addition, significant exposure to bonds increases the risk that the Fund’s share value could be hurt by rising interest rates or credit downgrades or defaults.  Convertible securities are also exposed to price fluctuations of the company’s stock.  To the extent the Fund invests in foreign securities, some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Flexibly Managed Fund		S&P 500 Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
10 Years	XX	%	XX	%

(1)          The S&P 500 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance.  The index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*            A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were 0.XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:	GROWTH STOCK FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	T. Rowe Price Associates, Inc.

Investment Objective:	The investment objective of the Fund is to achieve long-term growth of capital and increase of future income.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of a diversified group of growth companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  The Fund will invest primarily in common stocks of well established companies that the Sub-Adviser believes have long-term growth potential.  In selecting the Fund’s investments, the Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser’s approach looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.  The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  Those special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 30% of total assets), futures, and options, in keeping with Fund objectives.

Risks of Investing:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average long-term growth of capital and income.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  By investing in the common stocks of larger, well established companies, the Sub-Adviser seeks to avoid some of the volatility associated with investment in smaller, less well established companies.  Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.  Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. The Fund is also subject to the risk that its principal market segment, growth companies, may underperform compared to other market segments or the equity markets as a whole.

In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers.  These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.  Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories.  Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.  The Fund’s investments in foreign countries generally will be denominated in foreign currencies.  As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.  These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company’s home country.  The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk. Investments in futures and options, if any, are subject to additional volatility and potential losses.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  The information presented prior to August 1, 2004, represents the performance of Independence Capital Management, Inc., the Fund’s current investment adviser.  Since August 1, 2004, T. Rowe Price Associates, Inc. has been responsible for the Fund’s day-to-day portfolio management.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Growth Stock Fund		Russell 1000 Growth Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
10 Years	XX	%	XX	%

(1)          The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*            A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  LARGE CAP VALUE FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Lord, Abbett & Co. LLC

Investment Objective:	The investment objective of the Fund is to maximize total return (capital appreciation and income).

Investment Strategy:

The Fund primarily invests in equity securities of large, seasoned U.S. and multinational companies that the Sub-Adviser believes are undervalued.  Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For this Fund, large capitalization companies are those with market capitalizations, at the time of purchase, that fall within the market capitalization range of companies in the Russell 1000 Index.  Equity securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”), and similar instruments.  The Sub-Adviser considers multinational companies to be companies that conduct their business operations and activities in more than one country.  The Sub-Adviser also considers seasoned companies to be established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market.  In selecting investments for the Fund, the Sub-Adviser seeks to invest in securities selling at reasonable prices in relation to its assessment of their potential value.  The Sub-Adviser generally sells a security when it thinks the security seems less likely to benefit from the current market and/or economic environment, shows deteriorating fundamentals, or has reached the Sub-Adviser’s valuation target.  In addition, the Fund may also invest up to 10% of its net assets in foreign securities.  The Fund’s investments in ADRs are not subject to this limitation.

Risks of Investing:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average total return.  The Fund’s value will change primarily with changes in the prices of the common stocks held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  Because of its “value” style of investing, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.  In addition, the Fund is subject to the risk that its principal market segment, large capitalization value companies, may underperform compared to other market segments or the equity markets as a whole.

In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers.  These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.  Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories.  Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.  The Fund’s investments in foreign countries generally will be denominated in foreign currencies.  As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.  These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company’s home country.  The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques, such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They represent the performance of the Fund’s previous managers for the period prior to August 1, 2004.  Since August 1, 2004, Lord, Abbett & Co. LLC has been responsible for the Fund’s day-to-day portfolio management.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Large Cap Value Fund		Russell 1000 Value Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
10 Years	XX	%	XX	%

(1)          The Russell 1000 Value Index is a widely-recognized, capitalization-weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*                 A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  LARGE CAP GROWTH FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	ABN AMRO Asset Management, Inc.

Investment Objective:	The investment objective of the Fund is to achieve long-term growth of capital (capital appreciation).

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in investments of large capitalization companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For this Fund, large capitalization companies are those with market capitalizations above $3 billion at the time of purchase by the Fund, although this market capitalization threshold may vary in response to changes in the market.  The Sub-Adviser uses a bottom-up approach and invests in a combination of securities that offer potential for growth, including primarily large cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. The Sub-Adviser then identifies stocks of companies with the following characteristics compared to the S&P 500 Index averages:  higher sales and operating earnings growth, more stable earnings growth rates, lower debt-to-capital ratio and higher return on equity.  The Sub-Adviser will also consider the quality of company management and the strength of the company’s position among its competitors.  Additionally, the Sub-Adviser will assess the long-term economic outlook and the risk/return of securities in allocated investments among industry sectors.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above average long-term growth of capital.  The Fund’s value will change primarily with changes in the prices of the common stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities. Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.  Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. The Fund is also subject to the risk that its principal market segment, large capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They represent the performance of the Fund’s previous manager for the period prior to August 1, 2004.  Since August 1, 2004, ABN AMRO Asset Management, Inc. has been responsible for the Fund’s day-to-day portfolio management.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Large Cap Growth Fund		Russell 1000 Growth Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
Since May 1, 2002(2)	XX	%	XX	%

(1)          The Russell 1000 Growth  Index is a widely-recognized, capitalization-weighted index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

(2)          Inception date of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*                 A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  INDEX 500 FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Wells Capital Management Incorporated

Investment Objective:	The Fund’s investment objective is total return (capital appreciation and income) which corresponds to that of the Standard & Poor’s Composite Index of 500 stocks.

Investment Strategy

The Fund invests at least 80% of its net assets in securities listed in the S&P 500 Index which is comprised of 500 selected securities (mostly common stocks).  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  Under normal circumstances, however, the Fund intends to invest substantially of its assets in securities included in the S&P 500 Index.  The Sub-Adviser does not actively manage the Fund’s assets using traditional investment analysis.  Instead, the Sub-Adviser invests in each company in the S&P 500 Index in proportion to its weighting in the Index.  In this manner, the Sub-Adviser attempts to match the return of the S&P 500 as closely as possible.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the uncertainties of investing in common stocks in the hope of earning a return consistent with the S&P 500 Index.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  The Fund is also subject to the risk that the performance of the Fund may not correlate to that of the S&P 500 Index.  In addition, the Fund is subject to the risk that the securities that comprise the S&P 500 may underperform other market segments or the equity markets as a whole.  As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Index 500 Fund		S&P 500 Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
Since May 1, 2000(2)	XX	%	XX	%

(1)          The S&P 500 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance.  The index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

(2)   Inception date of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*  The Fund’s actual total operating expenses for the most recent year were less than the amount shown above because the Administrative and Corporate Services Agent (the “Agent”) has voluntarily agreed to waive fees and reimburse expenses to the extent that total operating expenses exceed 0.35%.  With these voluntary waivers, the Fund’s actual total operating expenses for the most recent fiscal year were 0.35%.  The Agent may change or eliminate all or part of this voluntary waiver at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  MID CAP GROWTH FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Turner Investment Partners, Inc.

Investment Objective:	The investment objective of the Fund is to maximize capital appreciation.

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  Mid-cap companies have market capitalization in the range of those companies included in the Russell Mid Cap Index.  The Fund will invest in securities of U.S. companies that the Sub-Adviser believes have strong earnings growth potential and that are diversified across economic sectors.  The Fund will attempt to maintain sector concentrations that approximate those of the Russell Mid Cap Growth Index.  The Fund’s exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Russell Mid Cap Growth Index.  Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average capital appreciation.  The Fund’s value will change primarily with the changes in prices of the common stocks held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks.  In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, the prices of mid-cap stocks may be more volatile than investments in larger, more established companies.  In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Mid Cap Growth Fund		Russell Mid Cap Growth Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
Since May 1, 2000(2)	XX	%	XX	%

(1)          The Russell Mid Cap Growth Index is a capitalization-weighted index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

(2)          Inception date of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	XX	%**

* The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.00% of average daily net assets per year.  This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

** A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  MID CAP VALUE FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Neuberger Berman Management Inc.

Investment Objective:	The investment objective of the Fund is to achieve growth of capital.

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  Mid-cap companies have capitalization in the range of the Russell Mid Cap Index.  In selecting individual securities, the Sub-Adviser seeks well-managed companies whose stock prices are under-valued.  To identify these companies, the Sub-Adviser looks for strong business fundamentals, consistent cash flow, and a sound track record through all phases of the market cycle.  The Sub-Adviser may also consider the company’s position relative to competitors, a high level of stock ownership among management and a recent sharp decline in the stock price that appears to be the result of a short-term market over-reaction to negative news.  The Sub-Adviser generally considers selling a stock when it reaches the Sub-Adviser’s target price, when it fails to perform as expected, or when other opportunities appear more attractive.  The Sub-Adviser seeks to reduce risk by diversifying among many companies and industries.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.  The Fund’s value will change primarily with the changes in prices of the common stocks held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks.  In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, the prices of mid-cap stocks may be more volatile than investments in larger, more established companies.  Because of its “value” style of investing, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.  In addition, the Fund is subject to the risks that its principal market segment, medium capitalization value companies, may underperform compared to other market segments or the equity markets as a whole.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Mid Cap Value Fund		Russell Mid Cap Value Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
Since May 1, 2000(2)	XX	%	XX	%

(1)          The Russell Mid Cap Value Index measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

(2)          Inception date of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*                 A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  STRATEGIC VALUE FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Lord, Abbett & Co. LLC

Investment Objective:	The investment objective of the Fund is to achieve capital appreciation.

Investment Strategy

Under normal conditions, the Fund invests its net assets primarily in equity securities of mid-cap companies with market capitalizations that generally fall within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance, as of its most recent reconstitution.  Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks and warrants.  In selecting investments, the Sub-Adviser seeks well-managed companies whose stock prices are under-valued.  Generally, the Sub-Adviser, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement.  To identify these companies, the Sub-Adviser looks for changes in economies and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for a company’s products or services, improved efficiencies resulting from new technologies or changes in distribution and changes in government regulation, political climate or competitive condition.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.  The Fund’s value will change primarily with the changes in prices of the common stocks held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks.  In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, the prices of mid-cap stocks may be more volatile than investments in larger, more established companies.  Because of its “value” style of investing, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.  In addition, the Fund is subject to the risks that its principal market segment, medium capitalization value companies, may underperform compared to other market segments or the equity markets as a whole.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Strategic Value Fund		Russell Mid Cap Value Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
Since May 1, 2002(2)	XX	%	XX	%

(1)          The Russell Mid Cap Value Index measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

(2)          Inception date of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*                 A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  SMALL CAP GROWTH FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Bjurman, Barry & Associates

Investment Objective:	The investment objective of the Fund is capital appreciation.

Investment Strategy

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of small capitalization companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For purposes of this policy, small capitalization companies have market capitalizations within the range of the Russell 2000 Growth Index.  In selecting the Fund’s investments, the Sub-Adviser seeks companies that have the potential, based on superior products or services, operating characteristics, and financial capabilities, for growth more rapid than the overall economy.  The Sub-Adviser considers a company’s rate of earnings growth and the quality of management, the return on equity, and the financial condition of the company.  In addition to these factors, the Sub-Adviser focuses on companies that enjoy a competitive advantage in the marketplace.  The Sub-Adviser’s approach emphasizes companies in those sectors of the economy that are experiencing rapid growth.  Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap growth companies in the hope of earning above-average capital appreciation.  The Fund’s value will change with changes in the prices of the investments held by the Fund.  The prices of common stocks held by the Fund will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks.  Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies.  Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group.  As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments.  In addition, the Fund is subject to the risk that its principal market segment, small capitalization small cap growth companies, may underperform compared to other market segments or the equity markets as a whole.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They represent the performance of the Fund’s previous manager for the period prior to August 1, 2004.  Since August 1, 2004, Bjurman, Barry & Associates has been responsible for the Fund’s day-to-day portfolio management.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Small Cap Growth Fund		Russell 2000 Growth Index(1)
1 Year	X.XX	%	X.XX	%
5 Years	X.XX	%	X.XX	%
10 Years	X.XX	%	X.XX	%

(1)          The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index with higher growth rates and price-to-book ratios.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*     A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. This reimbursement had no material effect on the operating expenses of the Fund borne by investors in calendar (fiscal) year 2007.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  SMALL CAP VALUE FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Goldman Sachs Asset Management, L.P.

Investment Objective:	The investment objective of the Fund is to seek capital appreciation.

Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Value Index at the time of investment. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price to book ratio and lower forecasted growth values.  Through fundamental proprietary research the Fund will attempt to take advantage of what the Sub-Adviser believes to be well-positioned cash generating businesses run by shareholder-orientated managements.  The Sub-Adviser will seek to buy these companies opportunistically at a price low enough to provide a healthy margin of safety.  Under normal circumstances, the Fund’s investment horizons for ownership of stocks will be two to three years.

Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.  The Fund may also invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000 Value Index at the time of investment.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small-cap stocks in the hope of earning above-average capital appreciation.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  Because of its “value” style of investing, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks.  Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies.  Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group.  As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments.  These risks are even greater for the micro-cap companies that the Fund may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them.  Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements.  Micro-cap companies are even more vulnerable to adverse business and market developments.

In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers.  These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.  Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories.  Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.  Any investments made by the Fund in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.  The Fund’s investments in foreign countries generally will be denominated in foreign currencies.  As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.  These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company’s home country.  The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques, such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk.

The Fund’s ability to achieve its goal will depend largely on the Sub-Adviser’s skill in selecting the Fund’s investments using its opportunistic approach.  In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may under perform compared to other market segments or the equity markets as a whole.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They represent the performance of the Fund’s previous managers for the period prior to August 1, 2004.  Since August 1, 2004, Goldman Sachs Asset Management, L.P. has been responsible for the Fund’s day-to-day portfolio management.  The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	Small Cap Value Fund		Russell 2000 Value Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
10 Years	XX	%	XX	%

(1)          The Russell 2000 Value Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index with lower forecasted growth values and lower price-to-book ratios.  The index is a passive measure of equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  INTERNATIONAL EQUITY FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Vontobel Asset Management, Inc.

Investment Objective:	The investment objective of the Fund is to achieve capital appreciation.

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand and Singapore. The Sub-Adviser employs bottom-up stock and business analysis to identify high-quality growth companies.  Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders.  The Sub-Adviser’s goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific Basin.  With approximately 40-60 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. The Fund may also invest in securities of companies in emerging and developing markets.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio.  The Fund’s value will change primarily with changes in the prices of the common stocks held by the Fund.  The prices of common stocks held by the Fund will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In addition to the general risks of common stocks, the Fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  Because of its foreign investments, the Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

The Fund’s investments in foreign countries generally will be denominated in foreign currencies.  As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.  These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company’s home country.  The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
XX%	(XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	International Equity Fund		MSCI EAFE Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
10 Years	XX	%	XX	%

(1)          The Morgan Stanley Capital International EAFE Index is an unmanaged index that is a widely recognized benchmark of international equity performance.  The index is a passive measure of international equity market returns.  It does not factor in the costs of buying, selling and holding securities — costs which are reflected in the Fund’s returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%*

*                 A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses.  After this reimbursement, expenses borne by investors in calendar (fiscal) year 2007 were XX% of net assets of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:  REIT FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Heitman Real Estate Securities LLC

Investment Objective:	The investment objective of the Fund is to achieve a high total return consistent with reasonable investment risks.

Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”).  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT may invest in real estate such as shopping centers, office buildings, apartment complexes, hotels and casinos.  In addition, the Fund may invest up to 20% of its total assets in equity securities of (i) companies not principally engaged in the real estate business, but which are engaged in businesses related to real estate, such as manufacturers and distributors of building supplies, financial institutions that make or service mortgages; and (ii) companies whose real estate assets are substantial relative to the companies’ stock market valuations, such as retailers, railroads and paper and forest products companies.  The Sub-Adviser seeks to buy securities that are selling at a discount to its underlying market value of the underlying real estate.  The Sub-Adviser will re-evaluate and consider selling securities that become overvalued or no longer contain these fundamental characteristics.  The Fund anticipates that approximately 10% to 15% of the REITs it holds may have operating histories of less than three years.

Risks of Investing:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of real estate and real estate related investing in the hope of realizing capital appreciation while diversifying their investment portfolio.  The prices of the securities held in the Fund will fluctuate.  Price movements may occur because of changes in the financial markets, the company’s individual situation or industry changes.  These risks are greater for companies with small or medium market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.  The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.  The Fund is concentrated, which means compared to a non-concentrated fund, it invests a higher percentage of its assets in the real estate sector of the market.  As a result, the economic, political and regulatory developments in that industry have a greater impact on the Fund’s net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments.  Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time.  They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund.  Past performance does not necessarily indicate how the Fund will perform in the future.  This performance information does not include the impact of any charges deducted under your insurance contract.  If it did, returns would be lower.

[Updated Performance Information to be provided by amendment]

Best Quarter	Worst Quarter
X.XX%	(X.XX)%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Return (for Periods Ended December 31, 2007)

	REIT Fund		DJ Wilshire Real Estate Securities Index(1)
1 Year	XX	%	XX	%
5 Years	XX	%	XX	%
Since May 1, 2002(2)/	XX	%	XX	%

(1)          The DJ Wilshire Real Estate Securities Index is a broad, passive measure of the performance of publicly traded real estate securities, such as REITs.  The index is capitalization-weighted.  It does not factor in the costs of buying, selling and holding securities – costs which are reflected in the Fund’s returns.

(2)          Inception date of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	XX	%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX
5 Years	$XX
10 Years	$XX

INVESTMENT SUMMARY:	LARGE CORE GROWTH FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Wells Capital Management Incorporated

Investment Objective:	The investment objective of the Fund is to seek to achieve long-term growth of capital (capital appreciation).

Investment Strategy

The Fund attempts to achieve its investment objective by investing primarily in common and preferred stocks of large capitalization U.S. companies.  Under normal conditions, the Fund invests at least 80% of its net assets in securities of large capitalization companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For this Fund, large capitalization companies are those with market capitalizations within the range of companies comprising the Russell 1000 Growth Index at the time of purchase.

The Fund invests principally in equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Sub-Adviser employs a rigorous bottom-up research process to identify solid investment opportunities.  The Sub-Adviser seeks to construct a well diversified portfolio in order to reduce risk while enhancing return.

The Sub-Adviser may sell a security based on several factors, with valuation the key element.  The Sub-Adviser may sell a security if the investment reaches its target price, there is a change in the security’s fundamentals or when better investment opportunities emerge.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, American Depositary Receipts (ADRs), real estate investment trusts (REITs), shares of other investment companies and exchange-traded funds (ETFs), derivatives (such as options, futures and equity swaps), and cash instruments maturing in one year or less.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance.

Risks of Investing:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common and preferred stocks in the hope of achieving long-term growth of capital. The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation.  In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole.

Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.  Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

In addition to the general risks of common stocks, the Fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  Because of its foreign investments, the Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

The Fund may purchase shares of other investment companies, including exchange traded-funds (ETF).  When the Fund invests in another investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. Therefore, it may be more costly to own shares of another investment company than to own the underlying securities directly.  While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	0.57%
Distribution (12b-1) Fees	None
Other Expenses	XX	%*
Acquired Fund Fees and Expenses	XX	%**
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	XX	%***

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  “Acquired Fund Fees and Expenses” reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal year.

***  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 0.67% of average daily net assets per year.  This agreement is limited to the Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in other investment companies.  Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY: LARGE CORE VALUE FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Eaton Vance Management

Investment Objective:	The investment objective of the Fund is to seek total return.

Investment Strategy

The Fund invests primarily in value stocks of large capitalization companies.  Under normal conditions, the Fund invests at least 80% of its net assets in securities of large capitalization companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For this Fund, large capitalization companies are those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index.  Value stocks are stocks that, in the opinion of the Sub-Adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks.  The Fund may also invest in fixed income securities, such as convertible debt securities, of any credit quality (including securities rated below investment grade (“junk bonds”)), real estate investment trusts and non-income producing stocks.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  The Fund at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines (“hedging”), to enhance returns, or as a substitute for the purchase or sale of securities or currencies.

The Sub-Adviser may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities.  The Sub-Adviser may sell a security when the Sub-Adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.

Risks of Investing:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term growth of capital and income.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  Because of its “value” style of investing, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.  In addition, the Fund is subject to the risk that its principal market segment, large capitalization value companies, may underperform compared to other market segments or the equity markets as a whole.

In addition to the general risks of common stocks, the Fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  Because of its foreign investments, the Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

As a result of the Fund investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk.  This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund’s value will change with changes in the prices of the fixed income securities held by the Fund.  The value of fixed income securities vary inversely with changes in interest rates.  During periods of rising interest rates, the value of the Fund may decline.  Longer term fixed income securities tend to suffer greater declines than shorter term securities because they are more sensitive to interest rate changes.  Investing in junk bonds involves additional risks, including credit risk.  The value of these lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions.  Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.  These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments.  Therefore, the Fund’s credit risk increases when the U.S. economy slows or enters a recession.  The share price of the Fund is expected to be more volatile than the share price of a fund investing in higher quality fixed income securities, which react primarily to the general level of interest rates.  In addition, the trading market for junk bonds may be less active and less liquid, that is, the Sub-Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain junk bond issues can cause substantial price swings.  As a result, the price at which junk bonds can be sold may be adversely affected and valuing such junk bonds can be a difficult task.

The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	0.47%
Distribution (12b-1) Fees	None	%
Other Expenses	XX	%*
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	0.56	%**

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 0.56% of average daily net assets per year.  This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY: SMID CAP GROWTH FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Wells Capital Management Incorporated

Investment Objective:	The investment objective of the Fund is to seek long-term returns.

Investment Strategy

The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies.  Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For this Fund, small and medium capitalization companies are those with market capitalizations within the range of companies comprising the Russell 2500 Growth Index at the time of purchase.

The Sub-Adviser’s strategy seeks superior, long-term returns by identifying growth companies at an early or transitional stage of development, before the market discovers their potential. The Sub-Adviser employs a bottom-up investment approach applying original idea generation, fundamental research, and security analysis emphasizing growth companies at attractive valuations.  The Sub-Adviser’s approach emphasizes the predictability of earnings in order to seek to deliver superior investment results with controlled risk.  The Sub-Adviser’s process is designed to identify small to mid cap companies with earnings growing at greater than 20% on average.

The Sub-Adviser constructs the Fund’s portfolio using a two-tier process in order to concentrate holdings in the Sub-Adviser’s “best ideas.”  The Fund’s top tier is typically composed of 20-30 stocks typically comprising 40% to 50% of the Fund’s total assets.  These top tier stocks have proven their ability over time to deliver earnings in line with, or better than, the Sub-Adviser’s expectations.  The Fund’s primary tier is typically composed of 40-70 stocks typically comprising 50%-60% of the Fund’s total assets.  These smaller positions’ potential and other characteristics have met the Sub-Adviser’s initial due diligence criteria of accelerating earnings growth, strong business fundamentals, and attractive valuations versus peer groups.  Over time, stocks in the primary tier either join the top tier or are eliminated from the Fund’s portfolio.  The primary tier allows the Sub-Adviser to make investments in promising opportunities, while recognizing the need for confirmation of the research and seasoning.  The Sub-Adviser believes that the two-tiered approach allows for concentration in the Sub-Adviser’s best ideas, while at the same time maintaining prudent diversification.  The Sub-Adviser seeks to have the Fund broadly diversified across industry groups.

The Sub-Adviser will sell a security when it reaches its target price and when a more attractive investment opportunity is available and the Fund is fully invested.  If a security’s price falls 20% below cost (after adjustment for major market declines), the Sub-Adviser will review the security and, after such review, the security may be sold if the Sub-Adviser concludes that deteriorating fundamentals warrants the sale.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term returns.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  In addition, the Fund is subject to the risk that its principal market segment, small and medium capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole.

Growth stocks can be volatile for several reasons.  Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.  Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks. Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies.  Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group.  As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments.  These risks are even greater for the micro-cap companies that the Fund may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them.  Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	XX	%*
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	1.05	%**

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.05% of average daily net assets per year.  This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY:	SMID CAP VALUE FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	AllianceBernstein L.P.

Investment Objective:	The investment objective of the Fund is to seek long-term growth of capital.

Investment Strategy

The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index.  Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Fund invests in companies that are determined by the Sub-Adviser to be undervalued, using its fundamental value approach.  In selecting securities for the Fund, the Sub-Adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Sub-Adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.

To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry).

The Sub-Adviser will generally sell a security when it reaches fair value on a risk-adjusted basis.  Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Sub-Adviser to dispose of the security.

The Fund may, but typically does not, enter into derivatives transactions, such as options, futures, forwards, and swap agreements.  The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments.

Risks of Investing:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term growth of capital.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  Because of its “value” style of investing, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.  In addition, the Fund is subject to the risk that its principal market segment, small and medium capitalization value companies, may underperform compared to other market segments or the equity markets as a whole.

In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks.  Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies.  Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group.  As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments.  These risks are even greater for the micro-cap companies that the Fund may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them.  Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

In addition to the general risks of common stocks, the Fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  Because of its foreign investments, the Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

As a result of the Fund investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk.  This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad.  The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk.

The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	XX	%*
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	1.14	%**

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.14% of average daily net assets per year.  This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY:	EMERGING MARKETS EQUITY FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	Van Kampen Asset Management

Investment Objective:	The investment objective of the Fund is to seek to achieve capital appreciation.

Investment Strategy

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities located in emerging market countries.  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  For this Fund, an issuer is considered to be located in an emerging market country if, at the time of investment:(i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.  The Sub-Adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

The Sub-Adviser considers emerging market countries to be countries that the international financial community, including the World Bank and the International Finance Corporation, considers to be emerging or developing countries on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.  Allocation of the Fund’s investments will depend upon the relative attractiveness of emerging countries and particular issuers.  There are no prescribed limits on the geographic distribution of the Fund’s investments.

Currently, investing in issuers in many emerging countries is not feasible or may involve unacceptable political risks.  The Fund emphasizes investment in those emerging countries whose economies are developing strongly and whose markets are becoming more sophisticated.

The Sub-Adviser seeks to maximize returns by investing in growth-oriented equity securities of emerging country issuers.  The Sub-Adviser combines top-down country criteria to allocate the Fund’s assets among countries (based on relative economic, political and social fundamentals, stock valuations, and investor sentiment) with bottom-up fundamental analysis of issuers (seeking to identify issuers with strong earnings growth potential).  Portfolio securities are typically sold when any one or more of these assessments materially changes.  The Sub-Adviser attempts to manage the overall risk of its investments through its emphasis on thorough macroeconomic and fundamental research.

The Fund invests primarily in equity securities, including common and preferred stocks, convertible securities, rights and warrants to purchase common stock, and depositary receipts.  The Fund may invest in securities of small- and medium-capitalization companies.  The Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.  The Fund may purchase securities of other investment companies.  The Fund may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in non-investment grade debt securities (“junk bonds”).  The Fund may invest up to 10% of its assets in foreign real estate companies.

The Fund may buy and sell portfolio securities actively.  If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  In addition, the Fund is subject to the risk that its principal market segment, equity securities of emerging market companies, may underperform compared to other market segments or the equity markets as a whole.

The Fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  Because of its foreign investments, the Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

As a result of the Fund investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk.  This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad.  The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An investment in small-cap stocks may entail special risks.  Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies.  Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group.  As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments.  These risks are even greater for the micro-cap companies that the Fund may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them.  Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

The Fund may purchase shares of other investment companies.  When the Fund invests in another investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. Therefore, it may be more costly to own shares of another investment company than to own the underlying securities directly.

The Fund’s value will change with changes in the prices of the fixed income securities held by the Fund.  The value of fixed income securities vary inversely with changes in interest rates.  During periods of rising interest rates, the value of the Fund may decline.  Longer term fixed income securities tend to suffer greater declines than shorter term securities because they are more sensitive to interest rate changes.  Investing in junk bonds involves additional risks, including credit risk.  The value of these lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions.  Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.  These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments.  Therefore, the Fund’s credit risk increases when the U.S. economy slows or enters a recession.  The share price of the Fund is expected to be more volatile than the share price of a fund investing in higher quality fixed income securities, which react primarily to the general level of interest rates.  In addition, the trading market for junk bonds may be less active and less liquid, that is, the Sub-Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain junk bond issues can cause substantial price swings.  As a result, the price at which junk bonds can be sold may be adversely affected and valuing such junk bonds can be a difficult task.

The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund.

Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general.  In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.  Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	1.25%
Distribution (12b-1) Fees	None
Other Expenses	XX	%*
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	1.60	%**

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.60% of average daily net assets per year.  This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY:	SMALL CAP INDEX FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	SSgA Funds Management, Inc.

Investment Objective:	The investment objective of the Fund is to seek to replicate the returns and characteristics of a small cap index.

Investment Strategy

The Fund invests at least 80% of its net assets in securities listed in the Russell 2000® Index (the “Index”). This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.  Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index.  The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of its benchmark Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole.  In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index.  The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index.  Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.  The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap common stocks in the hope of achieving returns similar to that of the Index.  The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund.  The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In general, common stocks are more volatile than other investments, such as fixed income securities.  However, over the long term, common stocks have shown greater potential for capital appreciation.  In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole.

An investment in small-cap stocks may entail special risks. Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies.  Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group.  As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments.  These risks are even greater for the micro-cap companies that the Fund may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them.  Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund.

It is anticipated that the correlation of the Fund’s performance to that of the Index will increase as the size of the Fund increases. The Sub-Adviser’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	XX	%*
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	0.55	%**

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 0.55% of average daily net assets per year.  This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY:	DEVELOPED INTERNATIONAL INDEX FUND

Investment Adviser:	Independence Capital Management, Inc.

Sub-Adviser:	SSgA Funds Management, Inc.

Investment Objective:	The investment objective of the Fund is to seek to replicate the returns and characteristics of an international index composed of securities from developed countries.

Investment Strategy:

The Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”).  This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and GDRs) and close substitutes (such as index futures contracts) that are designed to track the Index.  The Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities primarily from Europe, Australia, Asia and the Far East.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of its benchmark Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole.  In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index.  The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index.  Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.  The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

Risks of Investing

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in international securities in the hope of achieving returns similar to that of the Index.  The Fund’s value will change primarily with changes in the prices of the common stocks held by the Fund. The prices of common stocks and other investments held by the Fund will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks.  In addition, the Fund is subject to the risk that its principal market segment, securities of companies located in developed international countries, may underperform compared to other market segments or the equity markets as a whole.

The Fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  Because of its foreign investments, the Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

As a result of the Fund investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk.  This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad.  The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks.  However, the Sub-Adviser cannot guarantee that it will succeed in doing so.  In certain markets, it may not be possible to hedge currency risk.

The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the Fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund.

It is anticipated that the correlation of the Fund’s performance to that of the Index will increase as the size of the Fund increases. The Sub-Adviser’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	XX	%*
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	0.59	%**

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 0.59% of average daily net assets per year.  This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY:	BALANCED FUND

Investment Adviser:	Independence Capital Management, Inc.

Investment Objective:	The investment objective of the Fund is to seek long-term growth and current income.

Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.  Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocation.  These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies.  The underlying funds are managed using both indexed and active management strategies.  The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Under normal circumstances, the Fund will invest 50% -70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds.  The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.

The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market.  The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities), and is intended to provide results consistent with the broad US fixed income market.

The following chart shows the Fund’s target asset allocation among the various asset classes.  Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range.  In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations.  Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund

The Fund’s investment performance is directly related to the investment performance of the underlying funds.  The underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies.  A brief description of each underlying fund’s principal investment strategy is provided below.  A complete description of the investment strategy of each underlying fund can be found in such underlying fund’s “Investment Summary” section of this Prospectus. Each investor should review the complete description of the investment strategy of each underlying fund prior to investing in the Fund.

Underlying Funds	Investment Objective and Principal Investment Strategy
Penn Series Index 500 Fund

Seeks total return (capital appreciation and income) which corresponds to that of the Standard & Poor’s Composite Index of 500 stocks. The Fund invests at least 80% of its net assets in securities listed in the S&P 500 Index. The Fund invests in each company in the S&P 500 Index in proportion to its weighting in the Index. The Fund attempts to match the return of the S&P 500 as closely as possible.

Penn Series Quality Bond Fund

Seeks the highest income over the long term that is consistent with the preservation of principal. The Fund invests at least 80% of its net assets in debt securities. The Fund will invest primarily in investment grade debt securities and no more than 10% of the net assets in “junk bonds.”

Penn Series Money Market Fund

To preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith. The Fund invests in a diversified portfolio of high-quality money market instruments. The Fund seeks to maintain a stable price of $1.00 per share.

Risks of Investing in the Fund

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in a fund which allocates its assets among various asset classes and market segments in the hope of achieving long-term growth and current income.

The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Fund purchases shares of the underlying funds.  When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses.

The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized below.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

Summary of Principal Risks of the Underlying Funds

The value of your investment in the Fund is based primarily on the prices of the underlying funds that the Fund purchases.  In turn, the price of each underlying fund is based on the value of its securities.  The prices of these securities change daily and each underlying fund’s performance reflects the risks of investing in a particular asset class or classes.  Certain of the underlying funds reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities.  A summary of each underlying fund’s principal risks is provided below.  A complete description of the principal risks of each underlying fund can be found in such underlying fund’s “Investment Summary” section of this Prospectus.  Each investor should review the complete description of the principal risks of each underlying fund prior to investing in the Fund.

Underlying Funds	Summary of Principal Risks
Penn Series Index 500 Fund

The Fund’s value will change primarily with changes in the prices of the stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific

Underlying Fund	Summary of Principal Risks

industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. The Fund is also subject to the risk that the performance of the Fund may not correlate to that of the S&P 500 Index.

Penn Series Quality Bond Fund

The Fund’s value will change primarily with the changes in the prices of the fixed income securities (e.g., bonds) held by the Fund. The value of the fixed income securities will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to experience larger changes in value than shorter term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Investing in junk bonds involves additional risks, including credit risk. Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities.

Penn Series Money Market Fund

Although the Fund seeks to preserve the value of your investment in shares of the Fund at $1.00 per share, there is no guarantee, and it is still possible to lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

Performance Information

The Fund is new and therefore has no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

Investment Advisory Fees	0.00%
Distribution (12b-1) Fees	None
Other Expenses	XX	%*
Acquired Fund Fees and Expenses	XX	%**
Total Annual Fund Operating Expenses	XX	%
Less Fee Waivers	XX	%
Net Annual Fund Operating Expenses	0.63	%***

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  “Acquired Fund Fees and Expenses” reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal year.

***  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 0.63% of average daily net assets per year.  Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example includes both the Fund’s operating expenses and its “Acquired Fund Fees and Expenses” (as listed in the fee table above).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	$XX
3 Years	$XX

INVESTMENT SUMMARY:  PENN SERIES LIFESTLYE FUNDS

The Penn Series Lifestyle Funds consist of the following five funds (each, a “Fund” and, together, the “Funds”):

Aggressive Allocation Fund	Moderately Aggressive Allocation Fund
Moderate Allocation Fund	Moderately Conservative Allocation Fund
Conservative Allocation Fund

Investment Adviser:	Independence Capital Management, Inc. acts as the investment adviser to the Funds

Investment Objective:	The investment objective of the Aggressive Allocation Fund is to seek to achieve long-term capital growth.

The investment objective of the Moderately Aggressive Allocation Fund is to seek to achieve long-term capital growth and current income.

The investment objective of the Moderate Allocation Fund is to seek to achieve long-term capital growth and current income.

The investment objective of the Moderately Conservative Allocation Fund is to seek to achieve long-term capital growth and current income.

The investment objective of the Conservative Allocation Fund is to seek to achieve long-term capital growth and current income.

Investment Strategy:

The Funds seek to achieve their respective investment objectives by using a “fund-of-funds” strategy.  Accordingly, the Funds invest in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with their target asset allocations.  These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies.  The underlying funds are managed using both indexed and active management strategies.  The Funds intend to invest primarily in a combination of underlying funds; however, the Funds may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Each Fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances.  Through its investments in the underlying funds, each Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolios of the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund are more heavily allocated to stocks, and reflect a more aggressive approach.  The portfolios of the Moderately Conservative Allocation Fund and Conservative Allocation Fund are more heavily allocated to bonds and cash investments, and reflect a more conservative approach.  The portfolio of the Moderate Allocation Fund is allocated among stock, bond and cash investments with a majority of it assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund, but more aggressive than the Moderately Conservative Allocation Fund and Conservative Allocation Fund.  The Aggressive Allocation Fund is designed as the most aggressive of the Funds and the Conservative Allocation Fund is designed as the most conservative of the Funds.

In determining the asset allocation of the Funds, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes.  Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds.  Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the Adviser’s opinion, enhance the return potential of the Funds.  These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a Fund’s investment objective.

The following chart shows each Fund’s target asset allocation among the various asset classes and which underlying funds may be used within each asset class as of the date of this prospectus.  The Adviser may deviate from the target asset allocations listed below.  In addition, market appreciation or depreciation may cause a Fund to be outside of its target asset allocation range.  Further, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect a Fund’s actual allocations.  Accordingly, a Fund’s actual allocations may differ from this illustration.

Target Asset Allocation
Asset Classes and Underlying Funds	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Equity Fund	85% - 100%	70% - 100%	50% - 70%	30% - 50%	20% - 40%
Penn Series Flexibly Managed Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Growth Stock Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Index 500 Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Strategic Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Index Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series International Equity Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Developed International Index Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Emerging Markets Equity Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series REIT Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Fixed Income and Money Market Funds	0% - 15%	0% - 30%	30% - 50%	50% - 70%	60% - 80%
Penn Series Quality Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series Limited Maturity Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series High Yield Bond Fund	0% - 15%	0% - 30%	0% - 30%	0% - 30%	0% - 30%
Penn Series Money Market Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%

The Adviser reserves the right to modify a Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.  The Adviser may periodically rebalance each Fund’s investments in the underlying funds to bring the Fund back within its target range.

Each Fund’s investment performance is directly related to the investment performance of the underlying funds.  Because the underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies, each investor should review the investment strategy of each underlying fund prior to investing in the Funds.  A description of the investment strategy of each underlying fund can be found in such underlying fund’s “Investment Summary” section of this Prospectus.

Risks of Investing in the Funds

An investment in the Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in funds which allocate their assets among various asset classes and market segments in the hope of achieving long-term capital growth and, with respect to each Fund except for the Aggressive Allocation Fund, current income.

The Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Funds to underperform other funds with a similar investment objective.

The Funds purchase shares of the underlying funds.  When the Funds invest in an underlying fund, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the underlying fund’s expenses.

Each Fund has a different level of risk and the amount of risk is relative to such Fund’s target asset allocation.  The following risk spectrum is designed to provide investors with a general overview of the relative risk characteristics of each Fund.

Risk Spectrum

Each Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities.  Each Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and an overview of such risks is provided below.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Funds.

Overview of the Principal Risks of the Underlying Funds

The value of your investment in a Fund is based primarily on the prices of the underlying funds that the Fund purchases.  In turn, the price of each underlying fund is based on the value of its securities.  The prices of these securities change daily and each underlying fund’s performance reflects the risks of investing in a particular asset class or classes.  Certain of the underlying funds reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities, foreign securities or a combination of these types of securities.  An overview of the principal risks of the underlying funds is provided below.  A complete description of the principal risks of each underlying fund can be found in such underlying fund’s “Investment Summary” section of this Prospectus.  Each investor should review the complete description of the principal risks of each underlying fund prior to investing in the Funds.

Equity risk. The prices of equity securities in which the underlying funds invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-cap risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks.  Accordingly, underlying funds that invest in small-cap securities may be more volatile than underlying funds that invest in large- and mid-cap securities.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns.  Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Real estate investment trusts (REITs) risk.  Certain of the underlying funds invest in REITs.  An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

Interest rate risk.  An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time.  During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low.  Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall.  This risk is greater when the underlying fund holds bonds with longer maturities.  To the extent that the investment adviser (or sub-adviser) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall.

Credit risk.  Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall.  The underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.  Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds.  Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns.  Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and extension risk.  An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, an underlying fund that holds these securities may exhibit additional volatility.  This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Foreign securities risk.  An underlying fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  An underlying fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging markets risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk.  As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk.  This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event, the dollar value of an investment in the underlying fund would be adversely affected.  Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad.

Derivative Risk.  An underlying fund may use derivatives to gain market exposure, enhance returns or hedge against market declines.  Examples of derivatives are options, futures, options on futures and swaps.  An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  These risks could cause the underlying fund to lose more than the principal amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the underlying fund.

Performance Information

The Funds are new and therefore have no performance information.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.  The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses deducted from Fund assets)

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund		Moderately Conservative Allocation Fund		Conservative Allocation Fund
Investment Advisory Fees	0.10%		0.10%		0.10%		0.10%		0.10%
Distribution (12b-1) Fees	None		None		None		None		None
Other Expenses	XX	%*	XX	%*	XX	%*	XX	%*	XX	%*
Acquired Fund Fees and Expenses	XX	%**	XX	%**	XX	%**	XX	%**	XX	%**
Total Annual Fund Operating Expenses	XX	%	XX	%	XX	%	XX	%	XX	%
Less Fee Waivers	XX	%	XX	%	XX	%	XX	%	XX	%
Net Annual Fund Operating Expenses	XX	%***	XX	%***	XX	%***	XX	%***	XX	%***

*  “Other Expenses” are based on estimated amounts for the current fiscal year.

**  “Acquired Fund Fees and Expenses” reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal year.

***  The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of each Fund from exceeding 0.42%.  This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in the underlying funds.  Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example includes both a Fund’s operating expenses and its “Acquired Fund Fees and Expenses” (as listed in the fee table above).  The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same.  Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
1 Year	$XX	$XX	$XX	$XX	$XX
3 Years	$XX	$XX	$XX	$XX	$XX

PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION

Temporary Investing:  When a Fund’s Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant, each Fund, except for the Index 500 Fund, Small Cap Index Fund and International Developed Index Fund, may invest without limit in money market instruments and other short-term fixed income securities.  When a Fund engages in such activities, it may not achieve its investment objective.  If a Fund incorrectly predicts the effects of these changes, such defensive investments may adversely affect Fund performance.

Index 500 Fund:  “S&P 500 Index” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.  The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Index 500 Fund.

Investment Objectives of the Funds:  Each Fund’s investment objective may be changed by the Company’s Board of Directors without the approval of shareholders.

MANAGEMENT

Investment Adviser

Independence Capital Management, Inc. Independence Capital Management, Inc. (“ICMI”) serves as investment adviser to each of the Funds.  ICMI is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s.  Penn Mutual and its subsidiaries currently have assets under management of over $XX billion.  ICMI was organized in June 1989 and its offices are located at 600 Dresher Road, Horsham, Pennsylvania 19044 and Five Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087.  As of December 31, 2007, ICMI serves as investment adviser for about $XX billion of investment assets.

ICMI provides day-to-day portfolio management services for the Money Market, Limited Maturity Bond, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds.

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., is the lead manager for the Money Market, Limited Maturity Bond and Quality Bond Funds.  He has served as portfolio manager of the Money Market and Quality Bond Funds since November 1992 and the Limited Maturity Bond Fund since its inception in May 2000.  Mr. Sherman, with over 30 years of investment experience, also serves as Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company.

Assisting Mr. Sherman with his portfolio management responsibilities for the Money Market, Limited Maturity Bond and Quality Bond Funds are the following team members:

Joshua J. Myers, Vice President and Portfolio Manager of ICMI, oversees the Asset Backed, Commercial Mortgage Backed and Residential Mortgage Backed holdings.  Mr. Myers, who also serves as Assistant Vice President of The Penn Mutual Life Insurance Company, has ten years of investment experience.  Mr. Myers, who joined Penn Mutual in 2000, has been responsible for managing the structured products portfolio for the last seven years; prior to that he spent one year as an assistant portfolio manager.  Before joining Penn Mutual, Mr. Myers worked for Market Street Securities & Susquehanna Investment Group specializing in trading and analyzing equity derivatives.

John H. Donaldson, Vice President and Portfolio Manager of ICMI, oversees the corporate bond holdings.  Mr. Donaldson, who has over thirty years of experience in the investment business, also serves as Assistant Vice President of The Penn Mutual Life Insurance Company, which he joined in November 2006.  Prior to joining Penn Mutual, Mr. Donaldson worked for Logan Capital Management and 1838 Investment Advisors managing client portfolios.

Jennifer S. Ripper, Vice President and Portfolio Manager of ICMI, oversees the day-to-day management of the Asset Backed, Commercial Mortgage Backed and Residential Mortgage Backed holdings.  Ms. Ripper, who also serves as Portfolio Manager of The Penn Mutual Life Insurance Company, has over ten years of investment experience.  Prior to joining Penn Mutual in 2005, Ms. Ripper worked at Radian Group as a portfolio manager.

Christopher M. Beaulieu, Vice President and Assistant Portfolio Manager of ICMI, oversees the day-to-day management of the Money Market Fund as well as the corporate bond holdings.  Mr. Beaulieu also serves as Assistant Portfolio Manager of The Penn Mutual Life Insurance Company, which he joined in March 2006.  Prior to joining Penn Mutual, he was a trader at Citadel Investments on their Convertible Bond Arbitrage Team.  Additionally, he spent time with both UBS and JP Morgan in Fixed Income Sales.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., is a co-manager for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds.  Mr. Sherman, with over 30 years of investment experience, also serves as Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company.

Willard N. Woolbert, Senior Vice President of Independence Capital Management, Inc. is a co-manager for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds.  Mr. Woolbert, who has over 35 years of experience in the investment management industry, also serves as Senior Vice President and Chief Investment Officer for The Pennsylvania Trust Company where he has worked since 1998.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc. is a co-manager for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds.  Mr. Huckerby, with over 13 years in the investment management industry, also serves as Director of The Penn Mutual Life Insurance Company where he has worked since 1994.

In addition, ICMI provides investment management services to the High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Value, Small Cap Growth, International Equity, REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds through sub-advisers that are selected to manage the Funds.

Manager of Managers Structure. ICMI acts as “manager of manager” for certain of the Funds.  In this capacity, ICMI has hired sub-advisers to manage the assets of the High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Value, Small Cap Growth, International Equity, REIT, SMID Cap Growth, SMID Cap Value, Small Cap Index and Developed International Index Funds.  ICMI remains responsible for the performance of these Funds, as it recommends hiring or changing sub-advisers to the Company’s Board of Directors.  Each sub-adviser makes investment decisions for the Fund it manages.  ICMI oversees the sub-advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each sub-adviser’s adherence to its investment style.

Shareholders of the High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Value, Small Cap Growth, International Equity, REIT, SMID Cap Growth, SMID Cap Value, Small Cap Index and Developed International Index Funds have authorized ICMI, subject to the supervision and approval of the Company’s Board of Directors, to hire and terminate sub-advisers without shareholder approval.

Shareholders of the Money Market, Quality Bond, Limited Maturity Bond, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative

Allocation Funds have also authorized ICMI, subject to the supervision and approval of the Company’s Board of Directors, to hire and terminate sub-advisers without shareholder approval.

Shareholders of the Large Core Growth, Large Core Value, Balanced and Emerging Markets Equity Funds may, in the future, be asked to approve a proposal authorizing ICMI, subject to the supervision and approval of the Company’s Board of Directors, to hire and terminate sub-advisers without shareholder approval.

Sub-Advisers

T. Rowe Price Associates, Inc.  T. Rowe Price Associates, Inc. (“Price Associates”) is sub-adviser to the Flexibly Managed, High Yield Bond and Growth Stock Funds.  As sub-adviser, Price Associates provides day-to-day portfolio management services to the Funds.  Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. Thomas Rowe Price, Jr. in 1937. T. Rowe Price Group, Inc. owns 100% of the stock of Price Associates.  Its corporate home office is located at 100 East Pratt Street, Baltimore, Maryland, 21202.  Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds.  As of December 31, 2007, Price Associates and its affiliates managed more than $XX billion of assets for individual and institutional investors, retirement plans and financial intermediaries.

Jeff Arricale is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager and Research Analyst in the Equity Division following life assurance, asset managers, and investment banks under the financial services industry. Jeff also serves as a member of the Flexibly Managed Fund’s Investment Advisory Committee.  Jeff joined the firm in January 2001 after serving as a summer intern at T. Rowe Price in 2000, covering technology companies.  Prior to this, Jeff was a Manager in the auditing division of KPMG LLP.

David Giroux is Chairman of the Investment Advisory Committee for the Flexibly Managed Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager and Research Analyst in the Equity Division following the automotive, electrical equipment, industrial manufacturing and building materials/products industries. Prior to joining the firm in 1998, he worked as a Commercial Credit Analyst with Hillsdale National Bank.

Mark J. Vaselkiv is Chairman of the Investment Advisory Committee for the High Yield Bond Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management.  Prior to joining the firm in 1988, Mark was employed as a Vice President, analyzing and trading high-yield debt securities for Shenkman Capital Management, Inc., New York, and a Private Placement Credit Analyst in the Capital Markets Group of Prudential Insurance Company.  Mark earned a B.A. in Political Science from Wheaton College, Illinois, and an M.B.A. in finance from New York University.

Robert W. Smith is Chairman of the Investment Advisory Committee for the Growth Stock Fund.  He is a Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc.  He is also a Portfolio Manager in the Equity Division. Bob joined the firm in 1992 as a Research Analyst and previously served for five years as an Investment Analyst for Massachusetts Financial Services. Bob earned a B.S. in Finance and Economics from the University of Delaware and an M.B.A. from the Darden Graduate School of Business, University of Virginia.

Robert Bartolo is Chairman of the Investment Advisory Committee for the Growth Stock Fund.  Mr. Bartolo is a vice president of T. Rowe Price Group, Inc. and is an analyst in the Equity Division.  Mr. Bartolo has ten years of investment experience, four of which have been at T. Rowe Price. He joined the firm in August 2002 after serving as a summer intern in 2001, analyzing satellite communications companies.  Prior to this, Mr. Bartolo was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting from the University of Southern California and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Bartolo is a Certified Public Accountant and has also earned the Chartered Financial Analyst accreditation.

Lord, Abbett & Co. LLC.  Lord, Abbett & Co. LLC (“Lord Abbett”) is sub-adviser to the Strategic Value and Large Cap Value Funds.  As sub-adviser, Lord Abbett provides day-to-day portfolio management services to the

Funds.  Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey, 07302-3973.  Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes, with approximately $XX billion in more than 55 mutual fund portfolios and other advisory accounts as of January 31, 2008.

Lord Abbett uses a team of investment managers and analysts acting together to manage the Strategic Value Fund’s investments.  Edward K. von der Linde heads the team and the other senior member of the team is Howard E. Hansen.  Messrs. von der Linde and Hansen are primarily and jointly responsible for the day-to-day management of the Strategic Value Fund.  Mr. von der Linde is a Partner and joined Lord Abbett in 1988.  Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995.

Lord Abbett uses a team of investment managers and analysts acting together to manage the Large Cap Value Fund’s investment. Eli M. Salzmann heads the team and has primary responsibility for the day-to-day management of the Large Cap Value Fund.  Mr. Salzmann is a Partner of Lord Abbett. Mr. Salzmann has been with Lord Abbett since 1997.

ABN AMRO Asset Management, Inc.  ABN AMRO Asset Management, Inc. (“ABN AMRO”) is the sub-adviser to the Large Cap Growth Fund.  As sub-adviser, ABN AMRO provides day-to-day portfolio management services to the Fund.  ABN AMRO is located at 135 S. LaSalle St., Chicago, IL 60603.  ABN AMRO is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. (“ABN AMRO Holding”).  As of December 31, 2007, ABN AMRO had approximately $17 billion in assets under management.

On October 17, 2007, ABN AMRO Holding was acquired by RFS Holdings B.V., a special purpose acquisition vehicle controlled by a consortium of buyers comprising Fortis Bank (“Fortis”), The Royal Bank of Scotland Group plc and Banco Santander, S.A.  Since October, ABN AMRO and Fortis have been working to obtain regulatory, shareholder and other approvals that are required in order to combine their respective global investment management businesses.  It is currently anticipated that Fortis Investment Management S.A. (Holding), the asset management holding company of Fortis, could acquire ABN AMRO Holding’s investment management business, including ABN AMRO, as soon as March 31, 2008.  In connection with the Fortis acquisition, members of the Large Cap Growth investment team of Fortis Investment Management USA, Inc. (“Fortis Investments”) have become dual employees of Fortis and ABN AMRO.  Mark Stoeckle and James Haynie are primarily responsible for the day-to-day management of the Fund.

Mr. Stoeckle joined Fortis Investments in November 2004 as a Senior U.S. Equity Portfolio Manager.  He joined the firm from 646 Advisors LLC in Boston, where he was a Managing Partner/Portfolio Manager from 2000 through 2004.  Mr. Stoeckle has a Bachelor of Arts from Bethany College and a Master of Business Administration from Babson College.

Mr. Haynie joined Fortis Investments in June 2005 as a Senior Equity Portfolio Manager.  He joined Fortis from 646 Advisors LLC in Boston, where he was a Managing Partner.  Prior to that, he spent seven years as a senior vice president/group head at Colonial Management Associates.  Mr. Haynie has a Bachelor of Arts from Colorado College, a Master of Business Administration from The Tuck School at Dartmouth College and is a Chartered Financial Analyst charterholder.

Heitman Real Estate Securities LLC. Heitman Real Estate Securities LLC (“Heitman”) is sub-adviser to the REIT Fund. As sub-adviser, Heitman provides day-to-day portfolio management services to the Fund. Heitman is located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois, 60606. Heitman is a wholly-owned subsidiary of Heitman LLC, a limited liability company owned 50% by senior executives within the Heitman organization and 50% by Old Mutual (HFL) Inc., a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. Heitman has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1987. As of December 31, 2007, Heitman had approximately $XX billion in assets under management.

Timothy J. Pire and Larry S. Antonatos are equally and primarily responsible for the day-to-day management of the Fund. Timothy J. Pire, CFA, is Managing Director of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management.

Larry S. Antonatos is Executive Vice President of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees Heitman’s trading positions.

Wells Capital Management Incorporated.  Wells Capital Management Incorporated (“Wells”) is sub-adviser to the Index 500 Fund, Large Core Growth Fund and SMID Cap Growth Fund.  As sub-adviser, Wells provides day-to-day portfolio management services to the Funds.  Wells is located at 525 Market Street, 10th Floor, San Francisco, California, 94105.  Wells is a wholly-owned subsidiary of Wells Fargo Bank, N.A., which in turn is wholly-owned by Wells Fargo & Company, a diversified financial services company.  As of December 31, 2007, Wells and its affiliates had approximately $219 billion in assets under management.

Gregory T. Genung, CFA, has primary responsibility for the day-to-day management of the Index 500 Fund.  Mr. Genung is a Principal and Portfolio Manager at Wells and has been affiliated with Wells or its affiliates since 1994.

Wells uses a team of investment managers and analysts acting together to manage the investments of the Large Core Growth Fund.  Thomas Pence, CFA, heads the team and is primarily responsible for the day-to-day management of the Large Core Growth Fund. Mr. Pence is managing director and senior portfolio manager for the Fundamental Growth Equity team at Wells.  Mr. Pence joined Wells in 1993.

Wells uses a team of investment managers and analysts acting together to manage the investments of the SMID Cap Growth Fund.  Stuart Roberts and Jerome C. Philpott head the team and have joint and primary responsibility for the day-to-day management of the Fund.  Mr. Roberts is a senior portfolio manager and Mr. Philpott serves as managing director and senior portfolio manager for Wells’ Montgomery Small Cap Growth Equity team.  Mr. Roberts and Mr. Philpott have been with Wells since 1990 and 1991, respectively.

Turner Investment Partners, Inc.  Turner Investment Partners, Inc. (“Turner”) is sub-adviser to the Mid Cap Growth Fund.  As sub-adviser, Turner provides investment management services to the Fund.  Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, 19312.  As of December 31, 2007, Turner had approximately $XX billion in assets under management.

Christopher McHugh, Jason Schrotberger, CFA, and Tara Hedlund, CFA and CPA, are primarily responsible for the day-to-day portfolio management of the Mid Cap Growth Fund.  Mr. McHugh acts as the lead manager for the Fund and Mr. Schrotberger and Ms. Hedlund act as co-managers for the Fund.  Mr. McHugh is Senior Equity Portfolio Manager of Turner and joined Turner in 1990.  Mr. McHugh is Vice President and Senior Equity Portfolio Manager of Turner and joined Turner is 1990.  Mr. Schrotberger is a Security Analyst/Portfolio Manager of Turner and joined Turner in 2001.  Ms. Hedlund is a Security Analyst/Portfolio Manager of Turner and joined Turner in 2000.

Neuberger Berman Management Inc.  Neuberger Berman Management Inc. (“Neuberger Berman”) is sub-adviser to the Mid Cap Value Fund.  As sub-adviser, Neuberger Berman provides investment management services to the Fund.  Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, New York, 10158.  As of December 31, 2007, Neuberger Berman and its affiliates had approximately $XX billion in assets under management.  Neuberger Berman is a wholly-owned subsidiary of Neuberger Berman Inc. and an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

S. Basu Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC.  Mr. Mullick has managed the Fund since 2005 and has been a portfolio manager at Neuberger Berman since 1998.

Goldman Sachs Asset Management, L.P.  Goldman Sachs Asset Management, L.P. (“GSAM”) is sub-adviser to the Small Cap Value Fund.  As sub-adviser, GSAM provides day-to-day portfolio management services to the Fund.  GSAM is located at 32 Old Slip, New York, New York 10005 and was registered as an investment adviser in 1990.  GSAM is wholly-owned by The Goldman Sachs Group, Inc.  GSAM serves as investment manager for a wide range of clients including pension funds, foundations and insurance companies and individual investors.  GSAM, along with units of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), managed approximately $XX billion in assets as of December 31, 2007.  GSAM’s U.S. Value Team is responsible for the day-to-day management of the Fund.

Dolores Bamford, CFA, Managing Director and Portfolio Manager, is a portfolio manager for the US Value Team, where she has broad research responsibility across the value portfolios.  Prior to her arrival at GSAM in 2002, Dolores was a Portfolio Manager at Putnam Investments for various products since 1992.

Scott Carroll, CFA, Vice President and Portfolio Manager, is a portfolio manager on the US Value Team, where he has broad research responsibilities across the value portfolios.  Before joining GSAM in 2002, Scott spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.

James (Chip) B. Otness, CFA, Managing Director and Portfolio Manager, is a portfolio manager on the US Value Team, where he oversees the portfolio construction and investment research for the firm’s small cap value accounts.  Chip joined GSAM in 2000.

Lisa Parisi, CFA, Managing Director and Portfolio Manager, is a portfolio manager on the US Value Team, where she has broad research responsibilities across the value strategies.  Lisa joined GSAM in 2001.  Previously, Lisa started a small cap value strategy for John A. Levin & Co.  In addition, she was a managing director at Valenzuela Capital, where she developed a small cap value product and co-managed a mid cap value product.

Kelly Flynn, Vice President and Portfolio Manager, is a portfolio manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Kelly spent 3 years at Lazard Asset Management as a portfolio manager for small cap/SMID cap value products.

Edward Perkin, Vice President and Portfolio Manager, is a portfolio manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Edward joined GSAM in 2002.  Previously, Edward worked in research at Fidelity Investments and Gabelli Asset Management while attending business school.  Prior to that, he worked as a Senior Research Analyst at Fiserv.

GSAM’s portfolio managers, aided by research analysts, are organized by industry, focusing on a particular area of expertise.  While the entire team debates investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides primarily with the portfolio manager responsible for that particular industry.  James Otness, with over 30 years of investment experience, has oversight for the Small Cap Value Fund’s portfolio composition at the stock and industry level.

Bjurman, Barry & Associates.  Bjurman, Barry & Associates (“BB&A”) is sub-adviser to the Small Cap Growth Fund.  As sub-adviser, BB&A provides day-to-day portfolio management services to the Fund.  BB&A is located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067.  As of December 31, 2007, BB&A managed more than $XX billion for individual and institutional clients.

Investment decisions for the Fund are made by BB&A’s Investment Policy Committee.  Management of the Fund is done on a team basis, with O. Thomas Barry, III, CFA, CIC, as the lead manager.  Mr. Barry, Chief Investment Officer and Senior Executive Vice President of BB&A, joined the firm in 1978 after serving as Senior Investment Officer at Security Pacific National Bank.  The Investment Policy Committee is comprised of BB&A’s portfolio managers and analysts.  While investment decisions are made on a team basis, individual portfolio managers are responsible for implementation and monitoring of the accounts assigned to them.  The Investment Policy Committee consists of three principal members and two non-principal members:  O. Thomas Barry III, CFA, CIC and Principal Member, G. Andrew Bjurman, CFA, CIC and Principal Member, Stephen W. Shipman, CFA and Principal Member, Patrick T. Bradford and Roberto P. Wu, CFA. Mr. Barry normally chairs all Investment Policy Committee meetings.  A consensus amongst members is generally reached before any decisions are implemented which include final review and approval from the Principal members, although Mr. Barry retains ultimate authority on all investment decisions.

Mr. Bjurman, CFA, CIC, President and Chief Executive Officer is a founding member of BB&A.  Mr. Shipman, CFA, Executive Vice President and Director of Research of BB&A, joined the firm in 1997 after serving as Chief Executive Officer for Spot Magic, Incorporated.  Mr. Bradford, Assistant Vice President and Head Equity-Fixed Income Trader of BB&A, joined the firm in 1993.  Mr. Wu, CFA and Senior Research Analyst of BB&A, joined the firm in 1997.

Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) is sub-adviser to the International Equity Fund.  As sub-adviser, Vontobel provides day-to-day portfolio services to the Fund.  Vontobel is a wholly-owned subsidiary of Vontobel Holding AG, and an affiliate of Bank Vontobel AG, one of the largest private banks and brokerage firms in Switzerland.  Its principal place of business is located at 450 Park Avenue, New York, New York, 10022.  As of December 31, 2007, Vontobel managed assets of over $XX billion, a substantial part of which was invested outside of the United States.  The Vontobel group of companies has investments in excess of $XX billion under management.

Rajiv Jain is responsible for the day-to-day investment management of the International Equity Fund.  Mr. Jain is a Managing Director of Vontobel, having joined Vontobel in November of 1994 as an equity analyst and Associate Manager of Vontobel’s global equity portfolios.

Eaton Vance Management. Eaton Vance Management (“Eaton Vance”) is sub-adviser to the Large Core Value Fund. As sub-adviser, Eaton Vance provides day-to-day portfolio services to the Fund. Its principal place of business is located at 255 State Street Boston, MA 02109. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corporation, a Maryland corporation and publicly-held holding company. As of December 31 2007, Eaton Vance and its subsidiaries currently manage over $150 billion on behalf of mutual funds, institutional clients and individuals.

Michael R. Mach is a Vice President of Eaton Vance and the lead portfolio manager of Eaton Vance’s Large-Cap Value Equity strategy. Mr. Mach has primary responsibility for the day-to-day management of the Fund. Mr. Mach has been with Eaton Vance since 1999.

AllianceBernstein L.P. AllianceBernstein L.P. (“Alliance”) is sub-adviser to the SMID Cap Value Fund. As sub-adviser, Alliance provides day-to-day portfolio services to the Fund. Its principal place of business is located at 1345 Avenue of the Americas, New York, NY 10105. As of December 31, 2007, Alliance managed more than $800 billion for individual and institutional clients.

Alliance uses a team of investment managers and analysts acting together to manage the investments of the Fund. Joseph Gerard Paul and James MacGregor head the team and have joint and primary responsibility for the day-to-day management of the Fund. Mr. Paul is Chief Investment Officer for Small and Mid-Capitalization Value Equities at Alliance. Mr. MacGregor is Senior Vice President and Director of Research of Small and Mid Cap Value Equities at Alliance. Mr. Paul and Mr. MacGregor have been with Alliance since 1987 and 1998, respectively.

Van Kampen Asset Management. Van Kampen Asset Management (“Van Kampen”) is sub-adviser to the Emerging Markets Equity Fund. As sub-adviser, Van Kampen provides day-to-day portfolio services to the Fund. Its principal place of business is located at 522 Fifth Avenue, New York, NY 10036. Van Kampen is a wholly owned subsidiary of Van Kampen Investments Inc. (‘‘Van Kampen Investments’’). Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $XXX billion under management or supervision as of December 30, 2007. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley.

Van Kampen uses a team of investment managers and analysts acting together to manage the investments of the Fund.  Ruchir Sharma heads the team and has primary responsibility for the overall portfolio performance and construction of the Fund. Mr. Sharma is a Managing Director and has been associated with Van Kampen in an investment management capacity since October 1996.

SSgA Funds Management, Inc. SSgA Funds Management, Inc. (“SSgA”) is sub-adviser to the Small Cap Index Fund and Developed International Index Fund. As sub-adviser, SSgA provides day-to-day portfolio services to the Funds. Its principal place of business is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA is a wholly owned subsidiary of State Street Corporation (“SSC”), a publicly held bank holding company. As of December 30, 2007, SSgA FM had over $XXX billion in assets under management.

SSgA uses a team of investment managers and analysts acting together to manage the investments of the Funds.  Lynn Blake and John Tucker head the team and have joint and primary responsibility for the day-to-day management of the Funds.  Ms. Blake is a Principal of SSgA, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group.  Mr. Tucker is a Principal of SSgA, Vice President of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group.  Ms. Blake and Mr. Tucker have been with SSgA since 1987 and 1988, respectively.

Additional information about each Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each Fund (if any) is available in the Statement of Additional Information.

Expenses and Limitations

The Funds bear all expenses of their operations other than those incurred by its investment adviser and sub-advisers under the investment advisory agreement and investment sub-advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement.  In particular, each Fund pays investment advisory fees, administrator’s fees, shareholder servicing fees and expenses, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and directors’ fees and expenses.

The investment adviser, the investment sub-advisers and/or Penn Mutual have contractually agreed to waive fees or reimburse expenses to the extent a Fund’s total expense ratio (excluding interest, taxes, brokerage, other expenses which are capitalized in accordance with accounting principles generally accepted in the United States, and extraordinary expenses, but including investment advisory and administrative and corporate services fees) exceeds the expense limitation for the Fund.  Except for the Balanced Fund, these agreements are limited to a Fund’s direct operating expenses and, therefore, do not apply to acquired fund fees and expenses, which are indirect expenses incurred by a Fund through its investments in other investment companies, such as the underlying funds.  The contractual expense limitations for the Funds are as follows:

Fund	Expense Limitation	Fund	Expense Limitation
Money Market	0.80%	REIT Fund	1.25%
Limited Maturity Bond	0.90%*	Large Core Growth Fund	0.67%
Quality Bond	0.90%	Large Core Value Fund	0.56%
High Yield Bond	0.90%	SMID Cap Growth Fund	1.05%
Flexibly Managed	1.00%	SMID Cap Value Fund	1.14%
Growth Stock	1.00%	Emerging Markets Equity Fund	1.60%
Large Cap Growth	1.00%	Small Cap Index Fund	0.55%
Strategic Value	1.25%	Developed International Index Fund	0.59%
Large Cap Value	1.00%	Balanced Fund	0.63%
Index 500	0.40%**	Aggressive Allocation Fund	0.42%
Mid Cap Growth	1.00%	Moderately Aggressive Allocation Fund	0.42%
Mid Cap Value	1.00%	Moderate Allocation Fund	0.42%
Small Cap Growth	1.15%	Moderately Conservative Allocation Fund	0.42%
Small Cap Value	1.15%	Conservative Allocation Fund	0.42%
International Equity	1.50%

*

Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Limited Maturity Bond Fund’s total expenses do not exceed 0.65%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

**

Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Index 500 Fund’s total expenses do not exceed 0.35%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

All waivers of fees or reimbursements of expenses with respect to the Flexibly Managed and High Yield Bond Funds will be shared equally by the sub-adviser and Penn Mutual.  For the Money Market, Quality Bond, Growth Stock, Large Cap Value and Small Cap Value Funds, the Adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%.  For the International Equity Fund, the sub-adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%.  For the Limited Maturity Bond, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Strategic Value REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index, Developed International Index, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds, Penn Mutual will waive fees or reimburse expenses for the entirety of any excess above the expense limitations.

Under Penn Mutual’s administrative and corporate services agreement, to the extent Penn Mutual does not have an obligation to waive its fees or reimburse expenses of a Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual for amounts previously waived or reimbursed by Penn Mutual, if any, during the Fund’s preceding three fiscal years.  Penn Mutual, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation.

For the year ended December 31, 2007, each of the following Funds paid ICMI a fee based on the average daily assets, at the following annual rate:  Money Market Fund: XX%; Limited Maturity Bond Fund: XX %; Quality Bond Fund: XX %; High Yield Bond Fund: XX%; Flexibly Managed Fund: XX%; Growth Stock Fund XX%; Large Cap Value Fund: XX%; Large Cap Growth Fund: XX%; Index 500 Fund: XX %; Mid Cap Growth Fund: XX%; Mid Cap Value Fund: XX%; Strategic Value Fund XX %; Small Cap Growth Fund: XX %; Small Cap Value Fund: XX%; International Equity Fund: XX%; and REIT Fund: XX%.  ICMI pays the sub-advisers out of the investment advisory fee it receives.

Each of the Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index, Developed International Index, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds pays ICMI a fee based on the average daily assets of such Fund, at the annual rate set forth in the chart below.  ICMI pays the sub-advisers out of the investment advisory fee it receives.

Fund	Investment Advisory Fee
Large Core Growth Fund	0.57%
Large Core Value Fund	0.60%
SMID Cap Growth Fund	0.75%
SMID Cap Value Fund	0.95%
Emerging Markets Equity Fund	1.25%
Small Cap Index Fund	0.30%
Developed International Index Fund	0.30%
Aggressive Allocation Fund	0.10%
Moderately Aggressive Allocation Fund	0.10%
Moderate Allocation Fund	0.10%
Moderately Conservative Allocation Fund	0.10%
Conservative Allocation Fund	0.10%

ICMI does not receive a fee for the services it performs for the Balanced Fund.  However, ICMI is entitled to receive an annual management fee from each of the underlying funds for which the Balanced Fund invests.

Except as noted below, a discussion regarding the basis for the Board of Directors’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ June 30, 2007 Semi-Annual Report, which covers the period January 1, 2007 through June 30, 2007.  Because the Large Core Growth, Large Core

Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index, Developed International Index, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds are new, a discussion regarding the basis for the Board of Directors’ approval of these Funds’ investment advisory agreement and sub-advisory agreements will be available in a future shareholder report.

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).

The Funds offer their shares only to Penn Mutual and PIA for separate accounts they establish to fund variable life insurance and variable annuity contracts.  Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments.  The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (“NAV”) next determined after receipt of the purchase order.  NAV for one share is the value of that share’s portion of all of the assets in a Fund.  Each Fund (except for the Money Market Fund) determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  The NAV of the Money Market Fund is calculated at Noon (Eastern Time) on each day that the NYSE is open.

Frequent Trading Policies & Risks

The Funds presently are available only as investment options for certain variable annuity and variable life insurance contracts (collectively, the “variable contracts”) issued by The Penn Mutual Life Insurance Company and its subsidiary, The Penn Insurance & Annuity Company (collectively, the “Insurance Company”).  The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles.  Accordingly, contract owners that use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.

The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the orders of its contract owners and submits net purchase or redemption orders to each Fund.  As a result, the Funds’ ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited.  Consequently, the Funds must rely on the Insurance Company, as the issuer and administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds.  Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company’s Board of Directors has not adopted separate policies and procedures for the Funds with respect to frequent trading.  However, because the Insurance Company serves as an administrator to the Funds, the Board has reviewed and approved the Insurance Company’s policies and procedures regarding frequent trading by contract owners.

As required by its policies and procedures, the Insurance Company discourages frequent trading by monitoring contract owner trading activity and imposing transaction or order submission limitations on the variable contracts.  The Company has entered into an agreement with the Insurance Company that requires the Insurance Company to provide the Company with certain contract owner transaction information to enable the Company to review the contract owner transaction activity involving the Funds.  If excessive trading is identified, the Company will work with the Insurance Company to restrict trading by the contract owner and may require the Insurance Company to prohibit the contract owner from future purchases or exchanges into a Fund.

However, despite their efforts, there is no guarantee that the Company or Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds.  As a result, the Company cannot assure that the Insurance Company and the Company will be able to prevent all instances of frequent trading of Fund shares.  The Funds do, however, reserve the right to reject any purchase order at any time in their sole discretion.

If frequent trading does occur, it could adversely affect the Funds and their long-term shareholders.  Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund’s portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests.  Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

With respect to a Fund that invests in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund’s shares as compared to a fund investing in U.S. securities.  In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage).  This type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value.  The Company has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred.  However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.  Like all mutual funds that invest in foreign securities, the International Equity, Growth Stock, Flexibly Managed, Large Cap Value, Small Cap Value, Large Core Growth, Large Core Value, SMID Cap Value, Developed International Index and Emerging Markets Equity Funds may be susceptible to the risks described above because they may invest a portion of their assets in such securities.

In addition, a Fund that invests in small/mid cap securities or high yield debt securities (“junk bonds”), which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities.  Like all mutual funds that invest in small/mid cap securities, the Small Cap Growth, Small Cap Value, SMID Cap Value, SMID Cap Growth, Small Cap Index, Mid Cap Growth, Mid Cap Value, Strategic Value and REIT Funds may be susceptible to the risks described above because they invest in such securities.  The Limited Maturity Bond, Quality Bond, High Yield Bond and Large Core Value Funds invest in junk bonds and, therefore, they, like other mutual funds investing in such securities, also may be susceptible to the risks described above.

Please see the prospectuses of the relevant variable contracts for more information about the Insurance Company’s frequent trading policies and procedures.

How the Funds Calculate NAV

In calculating NAV, the Funds (except for the Money Market Fund) generally value their portfolio securities at their market prices.  If market prices are not readily available or they are determined to be unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors.  The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds primarily value stocks of U.S. companies traded on U.S. exchanges at their market prices, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security.  International securities markets may be open on days when the U.S. markets are closed.  In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares.  In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges.  In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services.  The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix.  When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost.  Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

The Money Market Fund values its assets by the amortized cost method, which approximates market value.

Fund portfolio securities that are listed on foreign exchanges may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these Funds’ investments may change on days when you cannot purchase or sell Fund shares.

Portfolio Holdings Information

The Company makes available quarterly on Penn Mutual’s website – www.pennmutal.com – a Quarterly Investment Update (“Quarterly Update”), which includes certain portfolio holdings information for each Fund.  The Quarterly Update can be found by clicking on the “Investment Tracker” link on Penn Mutual’s website and then the “Investment Options” link.  The Quarterly Update includes each Fund’s top ten holdings and, as applicable, information regarding a Fund’s asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months).  A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Dividends and Distributions

The Funds distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually except for distributions from the Money Market Fund which will be made monthly.

Taxes

Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  The Funds expect all net investment income and net realized capital gains of the Funds to be distributed at least annually and that the Funds will not pay federal income taxes. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts.  Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the variable annuity or variable life insurance contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. More information about taxes is in the Statement of Additional Information.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Funds’ financial performance for the past five years, or, if shorter, the period of a Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.  The information provided below for the periods ended December 31, 2007, December 31, 2006, December 31, 2005 and December 31, 2004 has been audited by                  , independent registered public accounting firm.  The information provided below for the period ended December 31, 2003 has been audited by another independent registered public accounting firm.                        report, along with each Fund’s financial statements and related notes thereto, for each such period appear in the Funds’ Statement of Additional Information.  You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650.  The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

MONEY MARKET FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	XX	0.05	0.03	0.01	0.01
Total from investment operations	XX	0.05	0.03	0.01	0.01

Less Distributions:
Net investment income	XX	(0.05)	(0.03)	(0.01)	(0.01)
Net realized gains		—	—	—	—
Total distributions	XX	(0.05)	(0.03)	(0.01)	(0.01)
Net asset value, end of period	$ XX	$1.00	$1.00	$1.00	$1.00
Total return(1)		4.66%	2.81%	0.96%	0.86%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$76,350	$72,885	$81,743	$99,949
Ratio of total expenses to average net assets	XX	0.50%	0.50%	0.53%	0.50%
Ratio of net investment income (loss) to average net assets	XX	4.57%	2.74%	0.92%	0.89%

(1)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

LIMITED MATURITY BOND FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$10.25	$10.45	$10.57	$10.70

Income from investment operations:
Net investment income	XX	0.45	0.37	0.37	0.43
Net realized and unrealized gain (loss) on investment transactions	XX	0.01	(0.15)	(0.12)	(0.12)
Total from investment operations	XX	0.46	0.22	0.25	0.31

Less distributions:
Net investment income	XX	(0.43)	(0.42)	(0.37)	(0.43)
Net realized gains	XX	—	—	—	(0.01)
Total distributions	XX	(0.43)	(0.42)	(0.37)	(0.44)
Net asset value, end of period	$ XX	$10.28	$10.25	$10.45	$10.57
Total return (1)	XX	4.49%	2.14%	2.32%	2.90%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$42,867	$60,979	$46,219	$43,545
Ratio of total expenses to average net assets	XX	0.62%	0.61%	0.62%	0.60%
Ratio of net investment income (loss) to average net assets	XX	3.91%	3.42%	3.52%	3.62%
Portfolio turnover rate	XX	78%	300%	35%	27%

(1)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

QUALITY BOND FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005		2004	2003
Net asset value, beginning of period	$ XX	$10.18	$10.54		$10.51	$10.50

Income from investment operations:
Net investment income	XX	0.46	0.40		0.45	0.48
Net realized and unrealized gain (loss) on investment transactions	XX	(0.08)	(0.14)		0.03	0.16
Total from investment operations	XX	0.54	0.26		0.48	0.64

Less distributions:
Net investment income	XX	(0.41)	(0.45)		(0.45)	(0.48)
Net realized gains	XX	—	(0.17	)(a)	—	(0.15)
Total distributions	XX	(0.41)	(0.62)		(0.45)	(0.63)
Net asset value, end of period	$ XX	$10.31	$10.18		$10.54	$10.51
Total return (1)	XX	5.25%	2.50%		4.59%	6.18%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$160,670	$161,265		$172,734	$172,099
Ratio of total expenses to average net assets	XX	0.61%	0.62%		0.62%	0.62%
Ratio of net investment income (loss) to average net assets	XX	4.43%	3.72%		4.07%	4.36%
Portfolio turnover rate	XX	139%	614%		230%	215%

(a)          Distributions were less than one penny per share.

(1)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

HIGH YIELD BOND FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$7.59	$7.91	$7.70	$6.78

Income from investment operations:
Net investment income	XX	0.55	0.57	0.61	0.64
Net realized and unrealized gain (loss) on investment transactions	XX	0.20	(0.33)	0.21	0.92
Total from investment operations	XX	0.75	0.24	0.82	1.56

Less distributions:
Net investment income	XX	(0.46)	(0.56)	(0.61)	(0.64)
Net realized gains	XX	—	—	—	—
Total distributions	XX	(0.46)	(0.56)	(0.61)	(0.64)
Net asset value, end of period	$ XX	$7.88	$7.59	$7.91	$7.70
Total return (1)	XX	9.97%	3.11%	10.71%	23.13%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$88,203	$85,520	$85,957	$82,316
Ratio of total expenses to average net assets	XX	0.85%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets.	XX	6.91%	7.01%	7.35%	8.55%
Portfolio turnover rate	XX	65%	64%	68%	88%

(1)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

FLEXIBLY MANAGED FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$25.59	$25.96	$23.64	$18.75

Income from investment operations:
Net investment income	XX	0.54	0.40	0.47	0.42
Net realized and unrealized gain (loss) on investment transactions	XX	3.33	1.65	3.83	5.17
Total from investment operations	XX	3.87	2.05	4.30	5.59

Less distributions:
Net investment income	XX	(0.44)	(0.40)	(0.47)	(0.42)
Net realized gains	XX	(3.90)	(2.02)	(1.51)	(0.28)
Total distributions	XX	(4.34)	(2.42)	(1.98)	(0.70)
Net asset value, end of period	$ XX	$25.12	$25.59	$25.96	$23.64
Total return (1)	XX	15.37%	7.84%	18.58%	29.92%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$1,330,977	$1,080,197	$929,480	$705,627
Ratio of net expenses to average net assets	XX	0.83%	0.84%	0.85%	0.86%
Ratio of total expenses to average net assets	XX	0.84%	0.84%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets	XX	2.16%	1.56%	2.02%	2.11%
Portfolio turnover rate	XX	57%	30%	22%	25%

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

GROWTH STOCK FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004*	2003
Net asset value, beginning of period	$ XX	$13.02	$12.28	$11.02	$9.81

Income from investment operations:
Net investment income (loss)	XX	0.05	0.02	0.05	—
Net realized and unrealized gain (loss) on investment transactions	XX	1.64	0.73	1.26	1.21
Total from investment operations	XX	1.69	0.75	1.31	1.21

Less distributions:
Net investment income	XX	(0.03)	(0.01)	—	—
Net realized gains	XX	—	—	(0.05)	—
Total distributions	XX	(0.03)	(0.01)	(0.05)	—
Net asset value, end of period	$ XX	$14.68	$13.02	$12.28	$11.02
Total return (1)	XX	13.01%	6.14%	11.90%	12.36%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$132,371	$107,195	$95,242	$97,751
Ratio of net expenses to average net assets	XX	0.96%	0.98%	0.97%	0.97%
Ratio of total expenses to average net assets	XX	0.97%	0.98%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets	XX	0.40%	0.15%	0.47%	0.02%
Portfolio turnover rate	XX	43%	44%	185%	578%

*	Prior to August 1, 2004, the Growth Stock Fund was named Growth Equity Fund.

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

LARGE CAP VALUE FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$17.56	$18.45	$17.59	$13.97

Income from investment operations:
Net investment income	XX	0.27	0.23	0.26	0.25
Net realized and unrealized gain (loss) on investment transactions	XX	2.93	0.33	1.98	3.62
Total from investment operations	XX	3.20	0.56	2.24	3.87

Less distributions:
Net investment income	XX	(0.21)	(0.21)	(0.26)	(0.25)
Net realized gains	XX	(0.95)	(1.24)	(1.12)	—
Total distributions	XX	(1.16)	(1.45)	(1.38)	(0.25)
Net asset value, end of period	$ XX	$19.60	$17.56	$18.45	$17.59
Total return (1)	XX	18.27%	3.00%	12.85%	27.76%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$234,269	$215,319	$224,481	$227,906
Ratio of net expenses to average net assets	XX	0.87%	0.88%	0.89%	0.90%
Ratio of total expenses to average net assets	XX	0.88%	0.88%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets	XX	1.37%	1.15%	1.38%	1.62%
Portfolio turnover rate	XX	45%	45%	105%	40%

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

LARGE CAP GROWTH FUND

For a share outstanding throughout the period

	Year or period ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$10.79	$10.76	$10.53	$8.41

Income from investment operations:
Net investment income (loss)	XX	0.04	0.02	0.06	0.03
Net realized and unrealized gain (loss) on investment transactions	XX	0.36	0.11	0.85	2.12
Total from investment operations	XX	0.40	0.13	0.91	2.15

Less distributions:
Net investment income	XX	(0.03)	(0.02)	(0.06)	(0.03)
Net realized gains	XX	(0.11)	(0.08)	(0.62)	-
Total distributions	XX	(0.14)	(0.10)	(0.68)	(0.03)
Net asset value, end of period	$ XX	$11.05	$10.79	$10.76	$10.53
Total return (1)	XX	3.70%	1.20%	8.66%	25.61	%#

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$29,982	$27,247	$24,072	$16,099
Ratio of net expenses to average net assets	XX	0.86%	0.89%	0.96%	1.00	%(a)
Ratio of total expenses to average net assets	XX	0.88%	0.89%	0.96%	1.27	%(a)
Ratio of net investment income (loss) to average net assets	XX	0.35%	0.19%	0.59%	0.51	%(a)
Portfolio turnover rate	XX	38%	21%	114%	28%

(a)	Annualized.

#	Not annualized.

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

INDEX 500 FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$8.58	$8.34	$7.67	$6.05

Income from investment operations:
Net investment income	XX	0.15	0.14	0.13	0.10
Net realized and unrealized gain (loss) on investment transactions	XX	1.17	0.24	0.67	1.62
Total from investment operations	XX	1.32	0.38	0.80	1.72

Less distributions:
Net investment income	XX	(0.12)	(0.14)	(0.13)	(0.10)
Net realized gains	XX	—	—	—	—
Total distributions	XX	(0.12)	(0.14)	(0.13)	(0.10)
Net asset value, end of period	$ XX	$9.78	$8.58	$8.34	$7.67
Total return (1)	XX	15.37%	4.48%	10.47%	28.41%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$250,174	$234,122	$257,637	$234,020
Ratio of net expenses to average net assets	XX	0.35%	0.35%	0.29%	0.25%
Ratio of total expenses to average net assets	XX	0.37%	0.37%	0.37%	0.38%
Ratio of net investment income (loss) to average net assets	XX	1.61%	1.52%	1.70%	1.47%
Portfolio turnover rate	XX	6%	5%	1%	1%

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

MID CAP GROWTH FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$7.93	$7.05	$6.33	$4.24

Income from investment operations:
Net investment income (loss)	XX	(0.01)	(0.03)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	XX	0.55	0.91	0.76	2.12
Total from investment operations	XX	0.54	0.88	0.72	2.09

Less distributions:
Net investment income	XX	—	—	—	—
Net realized gains	XX	—	—	—	—
Net asset value, end of period	$ XX	$8.47	$7.93	$7.05	$6.33
Total return (1)	XX	6.81%	12.48%	11.37%	49.29%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$85,414	$81,174	$70,793	$65,052
Ratio of net expenses to average net assets	XX	0.96%	1.00%	1.00%	1.00%
Ratio of total expenses to average net assets	XX	1.02%	1.02%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	XX	(0.09)%	(0.43)%	(0.56)%	(0.59)%
Portfolio turnover rate	XX	153%	156%	169%	154%

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

MID CAP VALUE FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$12.97	$13.77	$13.05	$9.75

Income from investment operations:
Net investment income	XX	0.11	0.09	0.05	0.04
Net realized and unrealized gain (loss) on investment transactions	XX	1.36	1.63	2.88	3.55
Total from investment operations	XX	1.47	1.72	2.93	3.59

Less distributions:
Net investment income	XX	(0.09)	(0.09)	(0.05)	(0.04)
Net realized gains	XX	(0.76)	(2.43)	(2.16)	(0.25)
Total distributions	XX	(0.85)	(2.52)	(2.21)	(0.29)
Net asset value, end of period	$ XX	$13.59	$12.97	$13.77	$13.05
Total return (1)	XX	11.41%	12.33%	23.17%	36.84%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$125,362	$112,301	$98,448	$81,042
Ratio of net expenses to average net assets	XX	0.81%	0.85%	0.86%	0.86%
Ratio of total expenses to average net assets	XX	0.84%	0.85%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets	XX	0.82%	0.67%	0.40%	0.39%
Portfolio turnover rate	XX	62%	100%	68%	64%

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

STRATEGIC VALUE FUND

For a share outstanding throughout the period

	Year or period ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$13.15	$12.91	$10.57	$8.54

Income from investment operations:
Net investment income	XX	0.08	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investment transactions	XX	1.48	1.00	2.51	2.07
Total from investment operations	XX	1.56	1.07	2.56	2.14

Less distributions:
Net investment income	XX	(0.06)	(0.06)	(0.05)	(0.07)
Net realized gains	XX	(1.42)	(0.77)	(0.17)	(0.04)
Total distributions	XX	(1.48)	(0.83)	(0.22)	(0.11)
Net asset value, end of period	$ XX	$13.23	$13.15	$12.91	$10.57
Total return (1)	XX	12.23%	8.20%	24.25%	25.13	%#

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$43,616	$45,096	$30,485	$16,025
Ratio of net expenses to average net assets	XX	1.06%	1.07%	1.14%	1.25	%(a)
Ratio of total expenses to average net assets	XX	1.07%	1.07%	1.14%	1.26	%(a)
Ratio of net investment income (loss) to average net assets	XX	0.56%	0.58%	0.47%	0.54	%(a)
Portfolio turnover rate	XX	28%	25%	18%	17%

(a)	Annualized.

#	Not annualized.

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

SMALL CAP GROWTH FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004*	2003
Net asset value, beginning of period	$ XX	$20.34	$19.14	$17.48	$11.85

Income from investment operations:
Net investment income (loss)	XX	(0.06)	(0.13)	(0.16)	(0.13)
Net realized and unrealized gain (loss) on investment transactions	XX	(0.19)	1.33	1.82	5.76
Total from investment operations	XX	(0.25)	1.20	1.66	5.63

Less distributions:
Net realized gains	XX	—	—	—	—
Return of capital	XX	—	—	—	—
Total distributions	XX	—	—	—	—
Net asset value, end of period	$ XX	$20.09	$20.34	$19.14	$17.48
Total return (1)	XX	(1.23)%	6.27%	9.50%	47.51%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$106,380	$111,029	$113,579	$111,360
Ratio of net expenses to average net assets	XX	1.02%	1.02%	1.06%	1.09%
Ratio of total expenses to average net assets	XX	1.02%	1.02%	1.06%	1.09%
Ratio of net investment income (loss) to average net assets	XX	(0.27)%	(0.67)%	(0.87)%	(0.94)%
Portfolio turnover rate	XX	126%	137%	195%	191%

*	Prior to August 1, 2004, the Small Cap Growth was named Emerging Growth Fund.

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

SMALL CAP VALUE FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$16.37	$16.95	$18.20	$11.00

Income from investment operations:
Net investment income (loss)	XX	0.05	0.07	0.01	(0.08)
Net realized and unrealized gain (loss) on investment transactions	XX	2.77	0.56	2.55	8.29
Total from investment operations	XX	2.82	0.63	2.56	8.21

Less distributions:
Net investment income	XX	(0.05)	(0.07)	(0.01)	-
Net realized gains	XX	(1.44)	(1.14)	(3.80)	(1.01)
Total distributions	XX	(1.49)	(1.21)	(3.81)	(1.01)
Net asset value, end of period	$ XX	$17.70	$16.37	$16.95	$18.20
Total return (1)	XX	17.43%	3.67%	14.88%	74.85%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$182,142	$156,605	$165,714	$148,700
Ratio of net expenses to average net assets	XX	1.14%	1.14%	1.15%	1.15%
Ratio of total expenses to average net assets	XX	1.14%	1.14%	1.17%	1.19%
Ratio of net investment income (loss) to average net assets	XX	0.28%	0.40%	0.08%	(0.61)%
Portfolio turnover rate	XX	59%	46%	142%	61%

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

INTERNATIONAL EQUITY FUND

For a share outstanding throughout the period

	Year ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$20.91	$17.98	$13.91	$10.53

Income from investment operations:
Net investment income	XX	0.28	0.15	0.24	0.19
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	XX	5.98	2.86	3.92	3.27
Total from investment operations	XX	6.26	3.01	4.16	3.46

Less distributions:
Net investment income	XX	(0.38)	(0.08)	(0.09)	(0.08)
Net realized gains	XX	(2.52)	—	—	—
Total distributions	XX	(2.90)	(0.08)	(0.09)	(0.08)
Net asset value, end of period	$ XX	$24.27	$20.91	$17.98	$13.91
Total return (1)	XX	30.34%	16.77%	30.01%	32.85%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$294,499	$200,947	$165,509	$133,603
Ratio of net expenses to average net assets	XX	1.19%	1.21%	1.22%	1.19%
Ratio of total expenses to average net assets	XX	1.20%	1.21%	1.22%	1.19%
Ratio of net investment income (loss) to average net assets	XX	1.10%	1.47%	1.61%	1.63%
Portfolio turnover rate	XX	52%	40%	40%	59%

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

REIT FUND

For a share outstanding throughout the period

	Year or period ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ XX	$14.92	$14.33	$11.53	$9.00

Income from investment operations:
Net investment income	XX	0.24	0.20	0.37	0.36
Net realized and unrealized gain (loss) on investment transactions	XX	4.57	1.66	3.69	2.83
Total from investment operations	XX	4.81	1.86	4.06	3.19

Less distributions:
Net investment income	XX	(0.19)	(0.30)	(0.41)	(0.37)
Net realized gains	XX	(1.44)	(0.97)	(0.85)	(0.29)
Total distributions	XX	(1.63)	(1.27)	(1.26)	(0.66)
Net asset value, end of period	$ XX	$18.10	$14.92	$14.33	$11.53
Total return (1)	XX	32.41%	12.97%	35.53%	35.49	%#

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$ XX	$71,790	$43,122	$31,247	$16,881
Ratio of net expenses to average net assets	XX	1.00%	1.02%	1.10%	1.25	%(a)
Ratio of total expenses to average net assets	XX	1.00%	1.02%	1.10%	1.34	%(a)
Ratio of net investment income to average net assets	XX	1.56%	1.41%	3.06%	4.87	%(a)
Portfolio turnover rate	XX	53%	54%	80%	69%

(a)	Annualized.

#	Not annualized.

(1)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.   Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statement of Additional Information

In addition to this Prospectus, Penn Series has a Statement of Additional Information (“SAI”), dated May 1, 2008, which contains additional, more detailed information about the Funds.  The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

Penn Series publishes annual and semi-annual reports containing additional information about each Fund’s investments.  In Penn Series’ shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund’s performance during that period.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at 1-800-523-0650 or by visiting Penn Mutual’s website at www.pennmutual.com.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways:  (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policy and Proxy Voting Records

You may obtain a description of the Company’s Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser and each sub-adviser to the Company, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab.

You may obtain the voting record of each Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above.  The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on Form N-PX.  The voting record will also be available on the website of the U. S. Securities and Exchange Commission at www.sec.gov.

Penn Series Funds, Inc.’s Investment Company Act registration number is 811-03459.

STATEMENT OF ADDITIONAL INFORMATION

PENN SERIES FUNDS, INC.

600 Dresher Road

Horsham, Pennsylvania 19044

Penn Series Funds, Inc. (“Penn Series”) is a no-load mutual fund with twenty nine separate investment portfolios (the “Funds”).

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

GROWTH STOCK FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

STRATEGIC VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

INTERNATIONAL EQUITY FUND

REIT FUND

LARGE CORE GROWTH FUND

LARGE CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

EMERGING MARKETS EQUITY FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

BALANCED FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Penn Series prospectus dated May 1, 2008. A copy of the prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-548-1119.

The date of this Statement of Additional Information is May 1, 2008.

1

Table of Contents

Penn Series	X

Investment Objectives	X

Investment Policies	X

Securities and Investment Techniques	X

Investments in Equity Securities	X

Investments in Debt Securities	X

Investments in Foreign Equity Securities	X

Investments in Smaller Companies	X

Investments in Unseasoned Companies	X

Foreign Currency Transactions	X

Repurchase Agreements	X

Lending of Portfolio Securities	X

Illiquid Securities	X

Warrants	X

When-Issued Securities	X

The Quality Bond Fund’s Policy Regarding Industry Concentration	X

Options	X

Futures Contracts	X

Investment Companies	X

Real Estate Investment Trusts	X

Loan Participations and Assignments	X

Trade Claims	X

Swap Agreements

Investment Restrictions	X

General Information	X

Investment Advisory Services	X

Portfolio Managers	X

Administrative and Corporate Services	X

Accounting Services	X

Limitation on Fund Expenses	X

Portfolio Transactions	X

Portfolio Turnover	X

Directors and Officers	X

Code of Ethics	X

Proxy Voting Policy	X

Net Asset Value of Shares	X

Ownership of Shares	X

Tax Status	X

Voting Rights	X

Custodial Services	X

Independent Registered Public Accounting Firm	X

Legal Matters	X

Portfolio Holdings Information	X

Ratings of Commercial Paper	X

Ratings of Corporate Debt Securities	X

Financial Statements of Penn Series	X

Appendix

Proxy Voting Procedures	Appendix A

2

PENN SERIES

Penn Series is an open-end management investment company that offers shares of diversified portfolios (each, a “Fund,” and collectively, the “Funds”) for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”). Shares of each Fund will be purchased by Penn Mutual and PIA for the purpose of funding variable annuity contracts and variable life insurance policies and by qualified pension plans. Penn Series was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

INVESTMENT OBJECTIVES

The investment objectives of the Funds are as follows. There can be no assurance that these objectives will be achieved. Each Fund’s investment objective may be changed by the Penn Series Board of Directors without the approval of shareholders.

Money Market Fund	Preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith
Limited Maturity Bond Fund	Highest available current income consistent with liquidity and low risk to principal; total return is secondary
Quality Bond Fund	Highest income over the long term consistent with the preservation of principal
High Yield Bond Fund	High current income
Flexibly Managed Fund	Maximize total return (capital appreciation and income)
Growth Stock Fund	Long-term growth of capital and increase of future income
Large Cap Value Fund	Maximize total return (capital appreciation and income)
Large Cap Growth Fund	Capital appreciation
Index 500 Fund	Total return (capital appreciation and income) which corresponds to that of the Standard & Poor’s Composite Index of 500 stocks
Mid Cap Growth Fund	Maximize capital appreciation
Mid Cap Value Fund	Growth of capital
Strategic Value Fund	Capital appreciation
Small Cap Growth Fund	Capital appreciation
Small Cap Value Fund	Capital appreciation
International Equity Fund	Capital appreciation
REIT Fund	High total return consistent with reasonable investment risks, through both current income and capital appreciation
Large Core Growth Fund	Long-term growth of capital (capital appreciation)
Large Core Value Fund	Total return
SMID Cap Growth Fund	Long-term returns
SMID Cap Value Fund	Long-term growth of capital
Emerging Markets Equity Fund	Capital appreciation
Small Cap Index Fund	To replicate the returns and characteristics of a small cap index

3

Developed International Index Fund	To seek to replicate the returns and characteristics of an international index composed of securities from developed countries
Balanced Fund	Long-term growth and current income.
Aggressive Allocation Fund	Long-term capital growth
Moderately Aggressive Allocation Fund	Long-term capital growth and current income
Moderate Allocation Fund	Long-term capital growth and current income
Moderately Conservative Allocation Fund	Long-term capital growth and current income
Conservative Allocation Fund	Long-term capital growth and current income

4

INVESTMENT POLICIES

Information in this Statement of Additional Information supplements the discussion in the Penn Series Prospectus regarding investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

Money Market Fund

Investment Program. The Fund invests in a diversified portfolio of money market securities, limited to those described below, which are rated within the two highest credit categories assigned by nationally recognized statistical rating organizations, or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc. (“Investment Adviser”) which serves as investment adviser to the Fund. Such securities include: (i) U.S. Government Obligations; (ii) U.S. Government Agency Securities; (iii) Bank Obligations; (iv) Commercial Paper; (v) Short-Term Corporate Debt Securities; (vi) Canadian Government Securities, limited to 10% of the Fund’s assets; (vii) Savings and Loan Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities other than Foreign Securities; (x) Foreign Securities—U.S. dollar-denominated money market securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks; and (xi) Asset Backed Securities. Certain of the securities may have adjustable rates of interest with periodic demand features. The Fund may also invest in securities of investment companies that invest in money market securities meeting the foregoing criteria.

Portfolio Quality. The Fund will invest in U.S. dollar-denominated money market instruments determined by the Investment Adviser, under guidelines adopted by the Penn Series Board of Directors, to present minimum credit risk. This determination will take into consideration such factors as liquidity, profitability, ability to generate funds and capital adequacy. In addition, the Fund will observe investment restrictions contained in Rule 2a-7 promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, including the following: (a) the Fund will not invest in a money market instrument if, as a result, more than the greater of 1% of the Fund’s total assets or $1,000,000 would be invested in securities of that issuer which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality); and (b) the Fund will not invest in a money market instrument if, as a result, more than 5% of the Fund’s total assets would be invested in securities which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality).

Limited Maturity Bond Fund

The Fund invests in a diversified portfolio of short to intermediate term debt securities. The Fund will invest primarily in investment grade securities (e.g., AAA, AA, A or BBB by S&P) rated by at least one of the nationally recognized statistical rating organizations (S&P, Moody’s, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in “high yield” securities which are rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), and are sometimes referred to as “junk bonds.” Under normal circumstances, at least 80% of the Fund’s total assets will be invested in income producing securities. At least 75% of the value of the Fund’s total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes.

5

In addition to the investments described above, the Fund may invest up to 25% of the value of its total assets (not including cash) in convertible securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and preferred and common stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

Quality Bond Fund

The Fund invests in a diversified portfolio primarily consisting of long, intermediate, and short-term marketable (i.e., securities for which market quotations are readily available) debt securities. Except as provided below, the Fund will only purchase debt securities that are considered investment grade securities (e.g., AAA, AA, A, or BBB by S&P) by at least one of the nationally recognized statistical rating organizations (S&P, Moody’s, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in securities rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), which are sometimes referred to as “junk bonds.”  Under normal circumstances, at least 80% of the Fund’s total assets will be invested in debt securities. At least 75% of the value of the Fund’s total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes. In addition to the above, the Fund may invest up to 25% of the value of its total assets (not including cash) in Convertible Securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and Preferred and Common Stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

High Yield Bond Fund

The Fund will invest at least 80% of the value of its total assets in a widely diversified portfolio of high-yield corporate bonds, often called “junk bonds,” income-producing convertible securities and preferred stocks. The Fund seeks to invest its assets in securities rated Ba or lower by Moody’s, or BB or lower by S&P, or, if not rated, of comparable investment quality as determined by the investment sub-adviser.

Because high yield bonds involve greater risks than higher quality bonds, they are referred to as “junk bonds.” The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody’s or D by S&P, if, in the opinion of the sub-adviser, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation (see “Ratings of Corporate Debt Securities”). In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody’s or BBB by S&P) which provide greater liquidity than lower quality securities. Moreover, the Fund may, for temporary defensive purposes under extraordinary economic or financial market conditions, invest in higher quality securities.

Investments in the Fund’s portfolio may include: (i) Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Securities of Certain Supranational Organizations; (viii) Repurchase Agreements involving these securities; (ix) Private Placements (restricted securities); (x) Foreign Securities; (xi) Convertible Securities—debt securities convertible into or exchangeable for equity securities or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities; (xii) Preferred Stocks—securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company’s earnings and assets; (xiii) Loan Participation and Assignments; (xiv) Trade Claims; (xv) Deferrable Subordinate Securities and (xvi) Zero Coupon and Pay-in-Kind Bonds. Zero Coupon and Pay-in-Kind Bonds can be more volatile than coupon bonds. There is

6

no limit on the Fund’s investment in these securities. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

Credit Analysis. Because investment in lower and medium quality fixed-income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund’s investment objectives will be more dependent on the sub-adviser’s credit analysis than would be the case if the Fund were investing in higher quality fixed-income securities. Although the ratings of Moody’s or S&P are used as preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.

The sub-adviser places primary significance on its own in-depth credit analysis and security research. The Fund’s investments will be selected from an approved list of securities deemed appropriate for the Fund by the sub-adviser, which maintains a credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation’s present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody’s or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by the sub-adviser. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.

Maturity. The maturity of debt securities may be considered long (10 plus years), intermediate (1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the sub-adviser. Normally, the Fund’s dollar weighted average maturity is expected to be in the 6 to 12 year range.

Yield and Price. Lower to medium quality, long-term fixed-income securities typically yield more than higher quality, long-term fixed-income securities. Thus, the Fund’s yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.

Deferrable Subordinated Securities. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund’s investment objective and program.

Hybrid Instruments. The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a “benchmark”). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of

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interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

Other Investments. The Fund may invest up to 20% of its total assets in dividend-paying preferred or common stocks (including up to 10% of net assets in warrants to purchase common stocks) that are considered by the sub-adviser to be consistent with the Fund’s current income and capital appreciation investment objectives. In seeking higher income or a reduction in principal volatility, the Fund may write covered call options and purchase covered put options and spreads and purchase uncovered put options and uncovered call options; and the Fund may invest in interest rate futures contracts (and options thereon) for hedging purposes. There are also special risks associated with investments in foreign securities whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. Currency risk affects the Fund to the extent that it holds non-dollar foreign bonds.

Additional Risks of High Yield Investing. There can be no assurance that the High Yield Bond Fund will achieve its investment objective. The high yield securities in which the Fund may invest are predominantly speculative with regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of the Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. The sub-adviser carefully considers these factors and the Fund attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued by a method that, in the good faith belief of the Fund’s Board of Directors, accurately reflects fair value.

During 2007 the dollar weighted average ratings (computed monthly) of the debt obligations held by the Fund (excluding equities and reserves), expressed as a percentage of the Fund’s total net investments, were as follows:

Standard and Poor’s Ratings	Percentage of Total Net Investments*
AAA	X.XX	%
AA	X.XX	%
A	X.XX	%
BBB	X.XX	%
BB	X.XX	%
B	X.XX	%
CCC	X.XX	%
CC	X.XX	%
C	X.XX	%
D	X.XX	%
Unrated**	X.XX	%

* Unaudited. The portfolio also included X.XX% of its net assets in cash and X.XX% of its net assets in equity securities.

**T. Rowe Price Associates, Inc. has advised that in its view the unrated debt obligations were comparable in quality to debt obligations rated in the S&P categories as follows:  A:  X.XX%; BBB:  X.XX%; BB:  X.XX%;B+: X.XX%; B: X.XX%; B-: X.XX%; CCC+: X.XX%; CCC: X.XX%; CC:  X.XX%; C:  X.XX%; D:  X.XX%; Unrated:  X.XX%.

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Flexibly Managed Fund

In addition to investing in common stocks, the Fund may invest in the following securities:

•                 Equity-related securities, such as convertible securities (i.e., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, warrants, futures, and options.

•                 Corporate debt securities within the four highest credit categories assigned by nationally recognized statistical rating organizations, which include both high and medium-quality investment grade bonds. The Fund may also invest in non-investment grade corporate debt securities, which are sometimes referred to as “junk bonds,” if immediately after such investment the Fund would not have more than 15% of its total assets invested in such securities. The Fund’s investment in all corporate debt securities will be limited to 35% of net assets. The Fund’s convertible bond holdings will not be subject to these debt limits, but rather, will be treated as equity-related securities. There is no limit on the Fund’s investments in convertible securities. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds.

•                 Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund’s reserves will be invested in shares of an internally managed fund of the sub-adviser or the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

•                 The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a “benchmark”). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

If the Fund’s position in money market securities maturing in one year or less equals 35% or more of the Fund’s total assets, the Fund will normally have 25% or more of its assets concentrated in securities of the banking industry. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. The sub-adviser believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund’s investments, the short maturity of money market instruments, and the sub-adviser’s credit research.

Growth Stock Fund

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified group of growth companies. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objectives. The Fund’s holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves

9

for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Large Cap Value Fund

The Fund’s assets will be invested primarily in common stocks of issuers that the sub-adviser believes are undervalued. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objectives. The Fund may invest an unlimited amount in foreign securities. Generally, the Fund will not invest more than 20% of its assets in foreign securities. The Fund’s holdings are generally listed on a national securities exchange. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Large Cap Growth Fund

Under normal conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization companies. The sub-adviser is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the sub-adviser chooses companies that it believes are positioned for growth in revenues, earnings or assets. In choosing investments, the sub-adviser will focus on large-cap companies that have exhibited above average growth, strong financial records, or compelling valuations. In addition, the sub-adviser also considers management expertise, industry leadership, growth in market share and sustainable competitive advantage. Although the sub-adviser will search for investments across a large number of industries, it may have from time to time significant positions in particular sectors such as the technology sector (including health technology, electronic technology and technology services), communications, and financial services companies. The Fund may invest up to 25% of its total assets in foreign securities. In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of small to medium capitalization companies. To the extent the Fund invests in debt securities and convertible debt securities, it does not intend to invest more than 5% in those rated Ba or lower by Moody’s or BB or lower by S&P® or unrated securities that the manager determines are of comparable quality. The Fund also may: write covered call options, purchase put options on securities, enter into repurchase agreements, and invest in restricted or illiquid securities. The Fund’s investments may include zero coupon, deferred interest or pay-in-kind bonds, or preferred stocks. The Fund currently does not intend to invest more than 5% of its assets in loan participations and other related direct or indirect bank securities and it may invest up to 5% of its assets in trade claims. Both loan participation and trade claims carry a high degree or risk. The Fund may also lend its portfolio securities up to 30% of its assets and borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities).

Index 500 Fund

The Fund seeks to replicate the return of the S&P 500 Index, which is comprised of approximately 500 securities selected by Standards & Poor’s (most of which are common stocks listed on the New York Stock Exchange). The Fund will normally invest in all of the stocks and other securities which comprise the S&P 500 Index. The Fund’s policy is to be substantially invested in common stocks included in the S&P 500 Index, and it is expected that cash reserves items held to accommodate shareholder transactions would be hedged with S&P 500 Index Futures. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected

10

to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increasing or decreasing in exact proportion to changes in the S&P 500 Index.

The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes  no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to Penn Mutual  is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Penn Mutual or  the Index 500 Fund. S&P has no obligation to take the needs of Penn Mutual or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS,  OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PENN MUTUAL, OWNERS OF THE INDEX 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Mid Cap Growth Fund

The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by the sub-adviser). In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Mid Cap Value Fund

The Fund will primarily invest in common stocks issued by medium capitalization companies. Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, foreign securities and ADRs. The Fund will invest primarily in a diversified portfolio of common stocks of issuers that have market capitalizations that fall in the range of the Russell Mid-Cap Index that the sub-adviser believes to be undervalued relative to the stock market. The sub-adviser selects securities that are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in

11

derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Strategic Value Fund

The Fund will be subject to the risks associated with its investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If the sub-adviser judges market conditions incorrectly or uses a hedging strategy that does not correlate well with the Fund’s investments, it could result in a loss, even if the sub-adviser intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised. The Fund may also purchase convertible securities, depository receipts and foreign securities and is subject to the risks associated with such investing. The Fund may invest in stock index future contracts in an effort to reduce volatility. The Fund may also invest in debt securities. The Fund may invest in securities of other investment companies subject to limitations prescribed by the Investment Company Act of 1940, as amended. The sub-adviser selects securities that it believes are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles.

Small Cap Growth Fund

The Fund will invest primarily in common stocks, and may also invest in bonds, convertible securities, preferred stocks and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objective. The Fund may also invest in bonds rated below Baa by Moody’s or BBB by S&P (sometimes referred to as “junk bonds”), but presently does not expect such investments in any such bonds to exceed 5% of the Fund’s assets. The Fund may write covered call options and purchase put options on its portfolio securities, purchase put and call options on securities indices and invest in stock index futures contracts (and options thereon) for hedging and other non-speculative purposes.

Small Cap Value Fund

The Small Cap Value Fund is managed using a value oriented approach. The Sub-Adviser evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies’ long term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Sub-Adviser’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Sub-Adviser, are available at attractive prices. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

International Equity Fund

Under normal circumstances, the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund seeks to be well diversified and will have investments in at least ten countries and five sectors at all times.

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The Fund may not always purchase securities on the principal market. For example, American Depositary Receipts (“ADRs”) may be purchased if trading conditions make them more attractive than the underlying security. ADRs are registered receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Fund may likewise utilize European Depositary Receipts (“EDRs”), which are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form. For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.

The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody’s Investor Service, Inc., or BBB or higher by Standard and Poor’s Ratings Group or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be “investment grade” issues (in the judgment of the sub-adviser) based on available information.

The Fund may invest in securities which may be considered to be “thinly-traded” if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities. The Fund may also invest, subject to restrictions, in options (puts and calls) and restricted securities.

Additional Risk Considerations. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Such foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). A contract owner who selects this Fund will incur the risks generally associated with investment in equity securities and, in addition, the risk of losses attributable to changes in currency exchange rates to the extent that those risks are not adequately hedged by the sub-adviser.

REIT Fund

The Fund invests primarily in securities of real estate investment trusts (“REITs”). The sub-adviser analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most REITs specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels, or specialize in a particular geographic region. The sub-adviser believes that, over the long term, publicly traded real estate securities’ performance is determined by the underlying real estate assets, real estate market cycle and management’s ability to operate and invest in these assets during each market cycle. The sub-adviser’s primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability or growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the sub-adviser is committed to a strategy of investing in companies that offer growth at a reasonable price.

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Large Core Growth Fund

The Fund attempts to achieve its investment objective by investing primarily in common and preferred stocks of large capitalization U.S. companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of large capitalization companies. For this Fund, large capitalization companies are those with market capitalizations within the range of companies comprising the Russell 1000 Growth Index at the time of purchase.

The Fund invests principally in equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The sub-adviser employs a rigorous bottom-up research process to identify solid investment opportunities. The sub-adviser seeks to construct a well diversified portfolio in order to reduce risk while enhancing return.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, American Depositary Receipts (ADRs), real estate investment trusts (REITs), shares of other investment companies and exchange-traded funds (ETFs), derivatives (such as options, futures and equity swaps), and cash instruments maturing in one year or less. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Large Core Value Fund

The Fund invests primarily in value stocks of large capitalization companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of large capitalization companies. For this Fund, large capitalization companies are those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. Value stocks are stocks that, in the opinion of the sub-adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks. The Fund may also invest in fixed income securities, such as convertible debt securities, of any credit quality (including securities rated below investment grade (“junk bonds”)), real estate investment trusts and non-income producing stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. The Fund at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines (“hedging”), to enhance returns, or as a substitute for the purchase or sale of securities or currencies. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

SMID Cap Growth Fund

The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those with market capitalizations within the range of companies comprising the Russell 2500 Growth Index at the time of purchase.

The sub-adviser’s strategy seeks superior, long-term returns by identifying growth companies at an early or transitional stage of development, before the market discovers their potential. The sub-adviser employs a bottom-up investment approach applying original idea generation, fundamental research, and security analysis emphasizing growth companies at attractive valuations. The sub-adviser’s approach emphasizes the predictability of earnings in order to seek to deliver superior investment results with controlled risk. The sub-adviser seeks to have the Fund broadly diversified across industry groups.

Unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

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SMID Cap Value Fund

The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index. Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Fund invests in companies that are determined by the sub-adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the sub-adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The sub-adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.

To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry).

The Fund may, but typically does not, enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Emerging Markets Equity Fund

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities located in emerging market countries. For this Fund, an issuer is considered to be located in an emerging market country if, at the time of investment:(i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. The sub-adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

The sub-adviser considers emerging market countries to be countries that the international financial community, including the World Bank and the International Finance Corporation, considers to be emerging or developing countries on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Allocation of the Fund’s investments will depend upon the relative attractiveness of emerging countries and particular issuers. There are no prescribed limits on the geographic distribution of the Fund’s investments.

The sub-adviser seeks to maximize returns by investing in growth-oriented equity securities of emerging country issuers. The sub-adviser combines top-down country criteria to allocate the Fund’s assets among countries (based on relative economic, political and social fundamentals, stock valuations, and investor sentiment) with bottom-up fundamental analysis of issuers (seeking to identify issuers with strong earnings growth potential). Portfolio securities are typically sold when any one or more of these assessments materially changes. The sub-adviser attempts to manage the overall risk of its investments through its emphasis on thorough macroeconomic and fundamental research.

The Fund invests primarily in equity securities, including common and preferred stocks, convertible securities, rights and warrants to purchase common stock, and depositary receipts. The Fund may invest in securities of small- and medium-capitalization companies. The Fund may purchase and sell certain derivative

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instruments, such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Fund may purchase securities of other investment companies. The Fund may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in non-investment grade debt securities (“junk bonds”).  The Fund may invest up to 10% of its assets in foreign real estate companies. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Small Cap Index Fund

The Fund invests at least 80% of its net assets in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Developed International Index Fund

The Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and GDRs) and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities primarily from Europe, Australia, Asia and the Far East.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index.

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Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.  The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.  In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Balanced Fund

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.  Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocation.  These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies.  The underlying funds are managed using both indexed and active management strategies.  The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Under normal circumstances, the Fund will invest 50% -70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds.  The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.

The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market.  The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities), and is intended to provide results consistent with the broad US fixed income market.

The following chart shows the Fund’s target asset allocation among the various asset classes.  Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range.  In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations.  Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund

With respect to its direct investments, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the adviser, such investment will be advantageous to the Fund.

Penn Series Lifestlye Funds

The Penn Series Lifestyle Funds consist of the following five funds (each, a “Lifestyle Fund” and, together, the “Lifestyle Funds”):

Aggressive Allocation Fund	Moderately Aggressive Allocation Fund
Moderate Allocation Fund	Moderately Conservative Allocation Fund

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Conservative Allocation Fund

The Lifestyle Funds seek to achieve their respective investment objectives by using a “fund-of-funds” strategy.  Accordingly, the Lifestyle Funds invest in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with their target asset allocations.  These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies.  The underlying funds are managed using both indexed and active management strategies.  The Lifestyle Funds intend to invest primarily in a combination of underlying funds; however, the Lifestyle Funds may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Each Lifestyle Fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances.  Through its investments in the underlying funds, each Lifestyle Fund’s target allocation is intended to allocate the Lifestyle Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities.  The portfolios of the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund are more heavily allocated to stocks, and reflect a more aggressive approach.  The portfolios of the Moderately Conservative Allocation Fund and Conservative Allocation Fund are more heavily allocated to bonds and cash investments, and reflect a more conservative approach.  The portfolio of the Moderate Allocation Fund is allocated among stock, bond and cash investments with a majority of it assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund, but more aggressive than the Moderately Conservative Allocation Fund and Conservative Allocation Fund.  The Aggressive Allocation Fund is designed as the most aggressive of the Lifestyle Funds and the Conservative Allocation Fund is designed as the most conservative of the Lifestyle Funds.

In determining the asset allocation of the Lifestyle Funds, the investment adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes.  Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds.  Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the investment adviser’s opinion, enhance the return potential of the Lifestyle Funds.  These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a Lifestyle Fund’s investment objective.

The following chart shows each Lifestyle Fund’s target asset allocation among the various asset classes and which underlying funds are used within each asset class as of the date of this prospectus.  The adviser may deviate from the target asset allocations listed below.  In addition, market appreciation or depreciation may cause a Lifestyle Fund to be outside of its target asset allocation range.  Further, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect a Lifestyle Fund’s actual allocations.  Accordingly, a Lifestyle Fund’s actual allocations may differ from this illustration.

Target Asset Allocation
Asset Classes and Underlying Funds	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Equity Fund	85% - 100%	70% - 100%	50% - 70%	30% - 50%	20% - 40%
Penn Series Flexibly Managed Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Growth Stock Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Index 500 Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Strategic Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Index Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series International Equity Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Developed International Index Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Emerging Markets Equity Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series REIT Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Fixed Income and Money Market Funds	0% - 15%	0% - 30%	30% - 50%	50% - 70%	60% - 80%
Penn Series Quality Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series Limited Maturity Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series High Yield Bond Fund	0% - 15%	0% - 30%	0% - 30%	0% - 30%	0% - 30%
Penn Series Money Market Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%

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With respect to their direct investments, unless otherwise stated herein, the Lifestyle Funds may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the adviser, such investment will be advantageous to the Lifestyle Funds.

SECURITIES AND INVESTMENT TECHNIQUES

Unless otherwise stated herein, the Funds may purchase any of the securities and/or engage in any of the investment practices identified in this section if, in the opinion of the adviser or sub-adviser (as applicable), such investment will be advantageous to the Fund.

Investments in Equity Securities

Equity securities in which the Funds, other than the Money Market Fund, may invest in include those described below.

Equity Securities.  Equity securities represent ownership interests in a company, and are commonly called “stocks.”  Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news.  When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed.  Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

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Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs, and interests in real estate investment trusts.  For more information on real estate investment trusts, see the section entitled “Real Estate Investment Trusts.”  For more information on warrants, see the section entitled “Warrants.”

Common stocks.  Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock.  The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings.  In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks.  Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights.  Preferred stocks normally have preference over the corporation’s assets and earnings, however.  For example, preferred stocks have preference over common stock in the payment of dividends.  Preferred stocks normally pay dividends at a specified rate.  However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.  In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners.  Certain classes of preferred stock are convertible into shares of common stock of the issuer.  By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.  Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities.  Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio.  A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances.  A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party.  The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock.  The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature.  Convertible securities are also rated below investment grade (“high yield” or “junk bond”) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities.  In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years.  There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend.  These securities have a convertible feature similar to convertible bonds, but do not have a maturity date.  Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock.  In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock.  The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates.  When the underlying value of the common stocks

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declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support.  While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow.  The value of convertible securities also is affected by changes in interest rates.  For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Initial Public Offering. The Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

American Depositary Receipts.  American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  Depositary receipts may be sponsored or unsponsored.  These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investments in Debt Securities

Debt securities in which the Funds may invest in include those described below.

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U.S. Government Obligations.  The Funds may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities.  The Funds may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

Long-Term, Medium to Lower Quality Corporate Debt Securities.  The Funds may invest in medium to lower quality corporate debt securities.  The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years.  This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated, are of equivalent quality as determined by the Fund’s investment sub-adviser.  The Flexibly Managed Fund may invest up to 15% of its assets in lower quality corporate debt securities. The Emerging Markets Equity Fund may invest up to 5% of its assets in high yield securities.

Please see the “Additional Risks of High Yield Investing” in the High Yield Bond Fund section above for more information about the risks of investing in high yield securities and junk bonds.

Investment Grade Corporate Debt Securities.  The Funds may invest in corporate debt securities of various maturities that are considered investment grade securities.  The Limited Maturity Bond and Quality Bond Funds will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by Standard & Poor’s) or, if not rated, are of equivalent quality as determined by the Funds’ investment adviser, Independence Capital Management, Inc. (“ICMI”).

Bank Obligations.  The Funds may invest in certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

No Fund will invest in any security issued by a commercial bank unless:  (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Fund’s investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper.  The Funds may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs. The Money Market Fund will only invest in commercial paper which is rated A-2 or better by Standard & Poor’s, Prime-2 or better by Moody’s or, if not rated, is of equivalent quality as determined by the investment adviser, and further will invest only in instruments permitted under the SEC Rule 2a-7 which governs money market fund investing.

Canadian Government Securities.  The Funds may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars.  The Money Market Fund will not purchase any such security if, as a result, more than 10% of the value of its total assets would be invested in such securities.

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Savings and Loan Obligations.  The Funds may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Municipal Obligations.  The Funds may invest in Municipal Obligations.  The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund’s quality standards. The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by the adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

To the extent a Fund’s assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

Foreign Debt Securities.  The Funds may invest in foreign debt securities.  Subject to the particular Fund’s quality and maturity standards, the Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars).  The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar—denominated fixed-income securities principally traded in financial markets outside the United States.

The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody’s Investor Services, Inc. or BBB or higher by Standard and Poor’s Ratings Group or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the adviser or sub-adviser. The Large Cap Value Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

The Small Cap Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

The Emerging Markets Equity Fund may invest up to 20% of its net assets in debt securities, including debt securities of foreign issuers.

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For information on risks involved in investing in foreign securities, see information on “Investments in Foreign Equity Securities” below.

Prime Money Market Securities Defined.  Prime money market securities include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies’ debt securities or affiliates’ debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by Standard & Poor’s, AAA or Prime-1 by Moody’s, or AAA by Fitch; commercial paper rated A-1 or better by Standard & Poor’s, Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by Standard & Poor’s, Moody’s, or Fitch; short-term corporate debt securities rated AAA by Standard & Poor’s, Moody’s, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by Standard & Poor’s, Moody’s, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

Mortgage-Backed Securities.  Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors.  The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.  There can be no assurance that estimated average life will be a security’s actual average life.  Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PCS”) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Asset-Backed Securities.  The Funds may invest a portion of their assets in debt obligations known as “asset-backed securities.” The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.”

“Pass through certificates” are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets.  Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.  Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Such assets are most often trade, credit card or automobile receivables.  The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof.  Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided.  As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Zero Coupon and Pay-in-Kind Bonds.  The Funds may invest in zero coupon and pay-in-kind bonds.  A zero coupon security has no cash coupon payments.  Instead, the issuer sells the security at a substantial discount from its maturity value.  The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price.  The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated.  However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period.  PIK’s, like zero coupon bonds, are designed to give an issuer flexibility in

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managing cash flow.  PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest).  The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment.  PIK’s are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond.  A Fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

Investments in Foreign Equity Securities

The Funds, other than the Money Market Fund, may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries.  Certain of the Funds have adopted limitations with respect to their investments in the equity securities of foreign issuers as follows:  Growth Stock – 30%; Large Cap Value – 25%; Large Cap Growth – 25%, Mid Cap Growth Fund – 25%; Mid Cap Value – 25%, Strategic Value Fund – 10%, Small Cap Value – 15%; Small Cap Growth – 10%; Flexibly Managed Fund – 25% and REIT – 25%.  The Large Core Value Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments.  Under normal circumstances, at least 80% of the Emerging Markets Equity Fund’s assets will be invested in equity securities located in emerging market countries.  The Developed International Index Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.  The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities primarily from Europe, Australia, Asia and the Far East. The Large Core Value Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Because the Funds may invest in foreign securities, the Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States).  The sub-advisers for the Large Core Growth, Large Core Value, Strategic Value, Large Cap Value and the Mid-Cap Value Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be “foreign securities.”

Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization.  The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets.  Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets.  This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities.  Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Investments in Smaller Companies

The Funds, other than the Money Market Fund, may invest in securities of small- and mid-cap companies.  Small Cap Value, Small Cap Growth, SMID Cap Value, SMID Cap Growth and the Small Cap Index Funds may invest a substantial portion of their assets in securities issued by smaller capitalization companies.  Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have

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grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.  Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

Investments in Unseasoned Companies

The Funds, other than the Money Market Fund, may invest in companies (including predecessors) which have operated less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Foreign Currency Transactions

As a means of reducing the risks associated with investing in securities denominated in foreign currencies, a Fund, other than the Money Market Fund, may purchase or sell foreign currency on a forward basis (“forward contracts”), enter into foreign currency futures and options on futures contracts (“forex futures”) and foreign currency options (“forex options”).  These investment techniques are designed primarily to hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund’s investments.

Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract.  Forex futures traded in the United States are traded on regulated futures exchanges.  A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits.  Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price.  There also are requirements to make “variation” margin deposits as the value of the futures contract fluctuates.  Forex futures and forex options will be used only to hedge against anticipated future changes in exchange rates that might otherwise adversely affect the value of the Fund’s securities or adversely affect the prices of the securities the Fund intends to purchase at a later date.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.  When the adviser or sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under these circumstance on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts.   The Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency.  The International Equity Fund and Emerging Markets Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. In certain circumstances the adviser or sub-adviser to the International Equity Fund and Emerging Markets Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts.  The REIT Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.  A Fund’s custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund or “earmark” such securities in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above.  If the value of the securities “earmarked” or placed in the separate account declines, additional cash or securities will be “earmarked” or placed in the account on a daily basis so that the value of the “earmarked” cash or securities or the separate account will equal the amount of the Fund’s commitments with respect to such contracts.

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At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

It also should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis.  They will do so from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

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Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls

Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the “underlying security”) from a well-established securities dealer or a bank that is a member of the Federal Reserve System.  Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week.  The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody’s or AAA, AA, A, or BBB by Standard & Poor’s), or, if not rated, of equivalent investment quality as determined by the investment adviser.  With the exception of the Money Market Fund, the underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the investment adviser or sub-adviser.  In the case of the Money Market Fund, the underlying security must be rated within the top credit category or, if not rated, must be of comparable investment quality as determined by the investment adviser and the repurchase agreement must meet the other quality and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.  In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

The Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below.  In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price.  The Funds generally retain the right to interest and principal payments on the security.  If a Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a Fund’s portfolio’s securities. Because a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing.  When required by guidelines of the SEC, the Funds will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

The reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which the Funds will maintain an offsetting position in short duration investment-grade debt obligations.  Since the Funds will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.  However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser or sub-adviser believes that such arbitrage transactions present lower risks to the Funds than those associated with other types of leverage.

Mortgage “dollar rolls” or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase.  Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.  A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.”  If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.  To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

Lending of Portfolio Securities

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets.  This policy is a fundamental policy for all the Funds, except for the Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Market Equity, Small Cap Index, Developed International Index, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent.  The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors.  While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets.  No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any material vote.  Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks.  In addition, because recalling a security may involve expenses to a Fund, it is

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expected that a Fund will do so only where the items being voted upon are, in the judgment of the investment adviser or sub-adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  Loans will only be made to firms deemed by the adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Illiquid Securities

Illiquid securities generally are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued them.

The Funds may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”).  Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security.  In making that determination, the adviser or sub-adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund’s treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.  The adviser or sub-adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid.  If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities.

Warrants

The Funds may invest in warrants.  The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants.  The Flexibly Managed, Growth Stock and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund’s net assets would be invested in warrants.  The Large Cap Value, Small Cap Value, Strategic Value, Small Cap Growth, International Equity, Quality Bond and Money Market Funds may invest in warrants; however, not more than 5% of any such Fund’s assets (measured at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities.  Of such 5%, not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

The Funds, other than the Money Market Fund, may from time to time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets.  While when-

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issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.  The advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund’s purchase of securities on a when-issued basis.  The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities.  Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

The Quality Bond Fund’s Policy Regarding Industry Concentration

When the market for corporate debt securities is dominated by issues in the gas utility, gas transmission utility, electric utility, telephone utility, or petroleum industries, the Quality Bond Fund will as a matter of fundamental policy concentrate 25% or more, but not more than 50%, of its assets in any one such industry, if the Fund has cash for such investment (i.e., will not sell portfolio securities to raise cash) and, if in Independence Capital Management, Inc.’s judgment, the return available and the marketability, quality, and availability of the debt securities of such industry justifies such concentration in light of the Fund’s investment objective.  Domination would exist with respect to any one such industry, when, in the preceding 30-day period, more than 25% of all new-issue corporate debt offerings (within the four highest grades of Moody’s or S&P and with maturities of 10 years or less) of $25,000,000 or more consisted of issues in such industry.  Although the Fund will normally purchase corporate debt securities in the secondary market as opposed to new offerings, Independence Capital Management, Inc. believes that the new issue-based dominance standard, as defined above, is appropriate because it is easily determined and represents an accurate correlation to the secondary market. Investors should understand that concentration in any industry may result in increased risk. Investments in any of these industries may be affected by environmental conditions, energy conservation programs, fuel shortages, difficulty in obtaining adequate return on capital in financing operations and large construction programs, and the ability of the capital markets to absorb debt issues. In addition, it is possible that the public service commissions which have jurisdiction over these industries may not grant future increases in rates sufficient to offset increases in operating expenses.  These industries also face numerous legislative and regulatory uncertainties at both federal and state government levels. Independence Capital Management, Inc. believes that any risk to the Fund which might result from concentration in any industry will be minimized by the Fund’s practice of diversifying its investments in other respects.  The Quality Bond Fund’s policy with respect to industry concentration is a fundamental policy.  See INVESTMENT RESTRICTIONS below.

Options

Each Fund, other than the Money Market Fund, may write covered call and buy put options on its portfolio securities and purchase call or put options on securities and securities indices.  The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund’s total assets. Such options may be exchange-traded or dealer options.  An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time.  Although options will primarily be used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks.  Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price.  The High Yield Bond Fund may engage in other options transactions described in INVESTMENT RESTRICTIONS below, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark.

A Fund will write call options only if they are “covered.”  This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will earmark or segregate cash, U.S. Government securities or other liquid debt obligations having a value equal to the fluctuating market value of the optioned securities.

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Options trading is a highly specialized activity which entails greater than ordinary investment risks.  Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, more risky than an investment in the underlying securities themselves.

There are several risks associated with transactions in options on securities and indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures Contracts

Each Fund, other than the Money Market Fund, may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable).  Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund’s total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund’s total assets would be represented by such contracts.  Such futures contracts may be entered into for speculative purposes, to hedge risks associated with the Fund’s securities investments or to provide an efficient means of regulating its exposure to the market.  When buying or selling futures contracts, a Fund must place a deposit with its broker equal to a fraction of the contract amount.  This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuates.  This process is known as “marking-to-market.”  The margin amount will be returned to a Fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage.  In order to avoid this, a Fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

Successful use of futures by a Fund is subject, first, to the investment adviser’s or sub-adviser’s ability to correctly predict movements in the direction of the market.  For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

Even if the investment adviser or sub-adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged.  A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the investment adviser’s or sub-adviser’s judgment, have a significant correlation with movements in the prices of all or portions of the Fund’s portfolio securities.  The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets.  To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase.  Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the investment adviser had correctly predicted the general movement of the market.

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A Fund which engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets.  The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets.  In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

Investment Companies

Each Fund may invest in securities issued by other investment companies.  Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. The Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds will invest substantially all their assets in other Penn Series Funds. The High Yield Bond, Growth Stock and Flexibly Managed Funds may invest cash reserves in shares of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund.  In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses.

The Funds may invest in Exchange Traded Funds (“ETFs”).  These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Real Estate Investment Trusts

The Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code.  The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general.  In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.  Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Loan Participations and Assignments

The Funds may invest in loan participations and assignments (collectively “participations”).  Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities.  Such loans may also

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have been made to governmental borrowers, especially governments of developing countries (LDC debt).  LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due.  The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral.  The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan.  Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the Funds will invest will also vary in legal structure.  Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement.  Since this type of assignment relieves the original lender of its obligations, it is called a novation.  More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document.  A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower.  Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement.  Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities at private placement, the Fund will treat loan participations as securities and not subject to its fundamental investment restriction prohibiting the Fund from making loans.

There may not be a liquid public market for the loan participations.  Hence, the Funds may be required to consider loan participations as illiquid securities and subject them to the Funds’ restriction on investing no more than 15% of assets in securities for which there is no readily available market.  The Funds would initially impose a limit of no more than 5% of total assets in illiquid loan participations.  The Large Cap Growth Fund currently does not intend to invest more than 5% of its assets in loan participations.

Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination).  To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code.  Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

Trade Claims

The Funds may invest up to 5% of their total assets in trade claims.  Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds.  Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms.  Generally, when a company files for bankruptcy protection payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company.  Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery.  In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Over the last few years a market for the trade claims of bankrupt companies has developed.  Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing.  Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

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Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities.  This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing.  It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

Establishing the Amount of the Claim.  Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable.  Resolution of these differences can result in a reduction in the amount of the claim.  This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

Defenses to Claims.  The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim.  Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments.  Preference payments are all payments made by the debtor during the 90 days prior to the bankruptcy filing.  These payments are presumed to have benefited the receiving creditor at the expense of the other creditors.  The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business. While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim.  This risk can be reduced by seeking representations and indemnification from the seller.

Documentation/Indemnification.  Each trade claim purchased requires documentation that must be negotiated between the buyer and seller.  This documentation is extremely important since it can protect the purchaser from losses such as those described above.  Legal expenses in negotiating a purchase agreement can be fairly high.  Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

Volatile Pricing Due to Illiquid Market.  There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile.  Accordingly, trade claims may be illiquid investments.

No Current Yield/Ultimate Recovery.  Trade claims are almost never entitled to earn interest.  As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain.  Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment.  Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities.  These securities may be as illiquid as the original trade claim investment.

Tax Issue.  Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered “non-qualifying” under the Internal Revenue Code.  A Fund may have up to 10% of its gross income (including capital gains) derived from non-qualifying sources.

Swap Agreements

Swap Agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Fund’s exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Fund’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities.  For example, if a Fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease the Fund’s

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exposure to longer-term interest rates.  Swap agreements tend to increase or decrease the overall volatility of a Fund’s investments and its share price and yield.  Changes in interest rates, or other factors determining the amount of payments due to and from the Fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Fund, the Fund must be prepared to make such payments when they are due. In order to help minimize risks, the Funds will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis.  All other swap agreements will require the Funds to earmark or segregate assets in the amount of the accrued amounts owed under the swap.  The Funds could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The Funds will enter into swap agreements with counterparties deemed creditworthy by the investment adviser or sub-adviser.

In addition, the Funds may invest in swaptions, which are privately-negotiated option-based derivative products.  Swaptions give the holder the right to enter into a swap.  The Funds may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

INVESTMENT RESTRICTIONS

Except as otherwise specified, the investment restrictions described below have been adopted as fundamental policies of the respective Funds.  Fundamental policies may not be changed without the approval of the lesser of:  (1) 67% of a Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding shares.  Operating policies are subject to change by Penn Series’ Board of Directors without shareholder approval. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a Fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a Fund to sell an investment if it could not then make the same investment.  With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Money Market Fund

Investment restrictions (1) through (4), (6), (8) through (12), and (16) described below have been adopted by the Money Market Fund and are fundamental policies, except as otherwise indicated.  Restrictions (5), (7), and (13) through (15) are operating policies subject to change by the Board of Directors without shareholder approval.

The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (a) Percent Limit on Assets Invested in Any One Issuer. More than 5% of the value of the Fund’s total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (b) Percent Limit on Share Ownership of Any One Issuer. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (c) Industry Concentration. Twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers’ acceptances; (d) Unseasoned Issuers. More than 5% of the value of the Fund’s total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) Equity Securities.  Purchase any common stocks or other equity securities, or securities convertible into equity securities; (3) Restricted or Illiquid Securities. Purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 10% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations; (4) Real Estate. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (5) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (6) Commodities. Purchase or sell commodities or commodity contracts; (7) Oil and Gas Programs. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (8) Purchases on Margin. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; (9) Loans. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be

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made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; (10) Borrowing. Borrow money, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market.  The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities.  Interest paid on any such borrows will reduce net investment income; (11) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; (12) Underwriting. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund’s investment objectives, program, and restrictions; (13) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (14) Puts, Calls, Etc. Invest in puts, calls, straddles, spreads, or any combination thereof; or (15) Senior Securities. Issue any class of securities senior to any other class of securities.

Limited Maturity Bond Fund

Investment restrictions (1) through (9) have been adopted by the Limited Maturity Bond Fund as fundamental policies.

The Fund may not:  (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) Industry Concentration. Purchase  securities of any issuer if, as a result, more than twenty-five percent  of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent  permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) Commodities.  Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) Borrowing. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8)  Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC.  Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) Lending.  Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

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Quality Bond Fund

Investment restrictions (1), (2), (4) through (9), (13) and (14) have been adopted by the Quality Bond Fund as fundamental policies, except as otherwise indicated.  Restrictions (3) and (10) through (12) are operating policies subject to change by the Board of Directors without shareholder approval.

The Fund may not:  (1)(a)  Diversification.  With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (b) Industry Concentration.  Twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that the Fund will invest 25% or more of its assets, but not more than 50%, in any one of the gas utility, gas transmission utility, electric utility, telephone utility, and petroleum industries under certain circumstances (see The Quality Bond Fund’s Policy Regarding Industry Concentration above), but this limitation does not apply to bank certificates of deposit; (c) Unseasoned Issuers.  More than 5% of the value of the Fund’s total assets would be invested in the securities (taken at cost) of issuers which at the time of purchase had been in operation less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of the issuer) and in equity securities which are not readily marketable for reasons other than restrictions against sale to the public without registration under the Securities Act of 1933; (d) Restricted Securities. More than 10% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale; or (e) Warrants. More than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; (2) Real Estate. Purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate); (3) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) Commodities.  Purchase or sell commodities or commodity contracts, except that the Fund may enter into interest rate futures contracts, subject to (14) below; (5) Short Sales and Purchases on Margin. Purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to (14) below; (6) Loans. Make loans (although it may acquire publicly-distributed bonds, debentures, notes, and other debt securities, may enter into repurchase agreements, may lend portfolio securities, and may purchase debt securities at private placement within the limits imposed above on the acquisition of restricted securities); (7) Borrowing. Borrow money, except the Fund may (i) borrow money for temporary administrative purposes and then only in amounts not exceeding the lesser of 10% of its total assets valued at cost, or 5% of its total assets valued at market and, in any event, only if immediately thereafter there is an asset coverage of at least 300%, and (ii) enter into interest rate futures contracts; (8) Mortgaging. Mortgage, pledge, or hypothecate securities, except (i) in connection with permissible borrows where the market value of the securities mortgaged, pledged, or hypothecated does not exceed 15% of the Fund’s assets taken at cost; provided, however, that as a matter of operating policy, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, taken at market, in order to comply with certain state investment restrictions, and (ii) interest rate futures contracts; (9) Underwriting. Act as an underwriter of securities, except insofar as it might be deemed to be such for purposes of the Securities Act of 1933 upon the disposition of certain portfolio securities acquired within the limitations of restriction (e) above; (10) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (11) Puts, Calls, Etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options; (12) Oil and Gas Programs. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (13) Senior Securities. Issue any class of securities senior to any other class of securities; or (14) Futures Contracts. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

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High Yield Bond Fund

Investment restrictions (1), (2), (4), (6), (8) through (12), and (15) through (16) have been adopted by the High Yield Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3), (5), (7), (13) through (14), and (17) through (19) are operating policies subject to change by the Board of Directors without shareholder approval.

The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (a) Percent Limit on Assets Invested in Any One Issuer. With respect to 75% of the Fund’s total assets, more than 5% of the value of the Fund’s total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (b) Percent Limit on Share Ownership of Any One Issuer. With respect to 75% of the Fund’s total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (c) Industry Concentration. Twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets; (2) Equity Securities. Invest more than 20% of the Fund’s total assets in common stocks (including up to 10% in warrants); (3) Restricted or Illiquid Securities. Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations; (4) Real Estate. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (5) Investment Companies. Purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940 and any rules adopted thereunder or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (6) Commodities.  Purchase or sell commodities or commodity contracts, except that it may enter into interest rate futures contracts, subject to (16) below; (7) Oil and Gas Programs. Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund’s total assets would be invested in such programs; (8) Purchases on Margin. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts, subject to (16) below; (9) Loans. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (10) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities.  Interest paid on any such borrows will reduce net investment income; the Fund may enter into interest rate futures contracts as set forth in (16) below; (11) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into interest rate futures contracts; (12) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund’s investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (13) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (14) Puts, Calls, Etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information; (15) Senior Securities. Issue any class of securities senior to any other class of securities; (16) Futures Contracts. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the

38

Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon; (17) Purchases when Borrowings Outstanding. Purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets; (18) Short Sales. Effect short sales of securities; or (19) Warrants. Invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

Flexibly Managed Fund

Investment restrictions (1), (3), (5), (7) through (11), (13), and (14) are fundamental policies of the Flexibly Managed Fund, except as otherwise indicated. Restrictions (2), (4), (6) and (12) are operating policies and are subject to change by the Board of Directors without shareholder approval.

The Flexibly Managed Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result:  (a) Percent Limit on Assets Invested in Any One Issuer. With respect to 75% of the Fund’s total assets, more than 5% of the value of the Fund’s total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (b) Percent Limit on Share Ownership of Any One Issuer. With respect to 75% of the Fund’s total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (c) Industry Concentration. Twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets; (2) Restricted or Illiquid Securities. Purchase a security if, as a result, more than 15% of the value of the Fund’s net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations; (3) Real Estate. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (5) Commodities. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts, subject to (14) below; (6) Oil and Gas Programs. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs; (7) Short Sales and Purchases on Margin. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) Loans. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities.  Interest paid on any such borrowings will reduce net investment income.  The Fund may enter into futures contracts as set forth in (14) below; (10) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (11) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund’s investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (13) Senior

39

Securities. Issue any class of securities senior to any other class of securities; or (14) Futures Contracts. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Growth Stock Fund

Investment restrictions (1) through (14) and (19) and (20) described below have been adopted by the Growth Stock Fund and are fundamental policies, except as otherwise indicated.  Restrictions (15) through (18) are operating policies which are subject to change by the Board of Directors without shareholder approval.

The Fund may not: (1) Diversification.  With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;  (2) Unseasoned Issuers.  Purchase the securities of any issuer engaged in continuous operation for less than three years; (3) Industry Concentration.  Purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry; (4) Real Estate.  Purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate; (5) Commodities.  Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (20) below; (6) Investment Companies.  Acquire the securities of any investment company, except securities purchased in regular transactions in the open market or acquired pursuant to a plan of merger or consolidation (to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder); (7) Short Sales and Purchases on Margin. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to (20) below; (8) Loans. Make loans, except that it may (i) acquire publicly distributed bonds, debentures, notes, and other debt securities, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; (9) Borrowing.  Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market.  The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (20) below; (10) Underwriting.  Act as an underwriter of securities, except insofar as it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon disposition of certain securities; (11) Securities of Adviser. Purchase or retain the securities of its investment adviser, or of any corporation of which any officer, director, or member of the investment committee of the investment adviser is a director; (12) Allocation of Principal Business to Officers and Directors. Deal with any of its officers or directors, or with any firm of which any of its officers or directors is a member, as principal in the purchase or sale of portfolio securities; (13) Allocation of Brokerage Business to Adviser. Pay commissions on portfolio transactions to its investment adviser or to any officer or director of its investment adviser; (14) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (15) Illiquid Securities. Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities; (16) Puts, Calls, Etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options; (17) Oil and Gas Programs. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (18) Mortgaging. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Growth Stock Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (19) Senior Securities. Issue any class of securities senior to any other class of securities; or (20) Futures Contracts. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of

40

securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Large Cap Value Fund

Investment restrictions (1), (2), (3), (5), (7) through (11), and (14) are fundamental policies of the Large Cap Value Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.

The Fund may not: (1) (a) Diversification.  With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (b) Industry Concentration. Twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; (c) Unseasoned Issuers.  More than 5% of the value of the Large Cap Value Fund’s total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) Restricted or Not Readily Marketable Securities. Purchase a security if, as a result, more than 10% of the Fund’s total assets would be invested in:  (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable; (3) Real Estate. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) Commodities. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (14) below; (6) Oil and Gas Programs. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) Short Sales and Purchases on Margin. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) Loans. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) Borrowing. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrows will reduce net investment income; the Fund may also enter into futures contracts as set forth in (14) below; (10) Mortgaging. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) Underwriting. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund’s investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (13) Senior Securities. Issue any class of securities senior to any other class of securities; or (14) Futures Contracts. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of

41

entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Large Cap Growth Fund

Investment restrictions (1) through (7) have been adopted by the Large Cap Growth Fund as fundamental policies.

The Fund may not:  (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) Industry Concentration. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) Borrowing. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (5) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (6)  Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (4) above or as permitted by rule, regulation or order of the SEC.  Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (7) Lending.  Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

Index 500 Fund

Investment restrictions (1) through (9) have been adopted by the Index 500 Fund as fundamental policies.

The Fund may not:  (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) Industry Concentration. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent  permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) Commodities.  Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical

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commodities); (6) Borrowing. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8)  Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC.  Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) Lending.  Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

Mid Cap Growth Fund

Investment restrictions (1) through (9) have been adopted by the Mid Cap Growth Fund as fundamental policies.

The Fund may not:  (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) Industry Concentration. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent  permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) Commodities.  Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) Borrowing. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8)  Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC.  Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) Lending.  Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

Mid Cap Value Fund

Investment restrictions (1) through (9) have been adopted by the Mid Cap Value Fund Bond Fund as fundamental policies.

The Fund may not:  (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) Industry Concentration. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their

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principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent  permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) Commodities.  Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) Borrowing. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8)  Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC.  Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) Lending.  Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

Strategic Value Fund

Investment restrictions (1) through (3), (5) and (7) through (9) have been adopted by the Strategic Value Fund as fundamental policies. Restrictions (4) (6) and (10) through (15) are operating policies and are subject to change by the Board of Directors without shareholder approval.

The Fund may not:  (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) Industry Concentration. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent  permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) Borrowing. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities); (6) Short Sales.  Make short sales of securities or maintain a short position except to the extent permitted by applicable law; (7) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities or in connection with a merger or acquisition; (8) Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (5) above or as permitted by rule, regulation or order of the SEC.  Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements)

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entered into in compliance with applicable laws and interpretations thereof; (9) Lending.  Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies;  (10) Illiquid Securities.  Invest more than 15% of its net assets (at the time of investment) in illiquid securities, except for qualifying for resale under Rule 144 of the Securities Act of 1933; (11) Unseasoned Issuers. Purchase the securities of any issuer engaged in continuous operation for less than three years; (12) Warrants. Invest in warrants if, at the time of the acquisition, its investment in warrants would exceed 5% of the Fund’s total assets; (13) Real Estate. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases; (14) Derivatives. Write, purchase or sell puts, calls, straddles, spreads or combination thereof; and (15) Transaction with Fund Officers.  Buy from or sell to any of its officers, trustees, employees, or its investment adviser or any of its officers, trustees, partners or employees, any securities other than shares of the Fund.

Small Cap Growth Fund

Investment restrictions (1) through (9) are fundamental policies of the Small Cap Growth Fund, except as otherwise indicated. Restrictions (10) through (14) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

The Fund may not: (1) Diversification. Make an investment unless, when considering all its other investments, 75% of the value of the Fund’s assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, “other securities” are limited for each issuer to not more than 5% of the value of the Fund’s assets and to not more than 10% of the issuer’s outstanding voting securities held by Penn Series as a whole; (2) Industry Concentration.  Invest more than twenty-five percent or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry; (3) Real Estate. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) Commodities. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) Purchases on Margin. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) Loans. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) Underwriting. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund’s investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) Senior Securities. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (11) Oil and Gas Programs. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (12) Illiquid Securities. Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities; (13) Short Sales. Effect short sales of securities, except short sales “against the box;” (14) Mortgaging.  Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

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Small Cap Value Fund

Investment restrictions (1) through (9) are fundamental policies of the Small Cap Value Fund, except as otherwise indicated. Restrictions (10) through (14) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

The Fund may not: (1) Diversification. Make an investment unless, when considering all its other investments, 75% of the value of the Fund’s assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, “other securities” are limited for each issuer to not more than 5% of the value of the Fund’s assets and to not more than 10% of the issuer’s outstanding voting securities held by Penn Series as a whole; (2) Industry Concentration.  Invest more than twenty-five percent or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry; (3) Real Estate. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) Commodities. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) Purchases on Margin. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) Loans. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) Underwriting. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund’s investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) Senior Securities. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (11) Oil and Gas Programs. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (12) Illiquid Securities. Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities; (13) Short Sales. Effect short sales of securities, except short sales “against the box;” (14) Mortgaging.  Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

International Equity Fund

Investment restrictions (1), (2), (3), (5), (7) through (11), (13), and (14) are fundamental policies of the International Equity Fund, except as otherwise indicated. Restrictions (4), (6) and (12) are operating policies and are subject to change by the Board of Directors without shareholder approval.

The Fund may not: (1) (a)  Diversification.  With respect to 75% of its assets invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (b) Industry Concentration. Twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; (c) Unseasoned Issuers. More than 5% of the value of the Fund’s total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) Restricted or Not Readily Marketable Securities. Purchase a

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security if, as a result, more than 10% of the Fund’s total assets would be invested in:  (a) securities with legal or contractual restrictions on resale; (b) repurchase agreements maturing in more than seven (7) days; and (c) other securities that are not readily marketable; (3) Real Estate. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) Commodities. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (14) below; (6) Oil and Gas Programs. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) Short Sales and Purchases on Margin. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) Loans. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund’s total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) Borrowing. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (14) below; (10) Mortgaging. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) Underwriting. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund’s investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control; (13) Senior Securities. Issue any class of securities senior to any other class of securities; or (14) Futures Contracts. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

REIT Fund

Investment restrictions (1) through (8) have been adopted by the REIT Fund as fundamental policies. Restriction (9) is a non-fundamental operating policy and is subject to change by the Board of Directors without shareholder approval.

The Fund may not:  (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund’s total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell securities that are secured by interests in real estate; (3) Investment Companies. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) Commodities. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (5) Borrowing. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as

47

such statute, rules or regulations may be amended from time to time; (6) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (7)  Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (5) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; (8) Lending. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies, any applicable exemptive orders; and (9) Illiquid Securities and Restricted Securities. Invest more than 15% of its net assets in illiquid or restricted securities (this restriction does not apply to any Rule 144A restricted security).

Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Market Equity, Small Cap Index, Developed International Index, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds

Investment restrictions (1) through (8) have been adopted by the above Funds as fundamental policies. Restriction (9) is a non-fundamental operating policy and is subject to change by the Board of Directors without shareholder approval.

Each of the above Funds may not:  (1) Diversification. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the Fund; (2) Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell securities that are secured by interests in real estate; (3) Commodities.  Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (this limitation shall not prevent the Fund from purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts or from investing in securities or other instruments backed by physical commodities); (4) Borrowing. Borrow money, except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; (5) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (6)  Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in (4) above or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.  Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; (7) Lending. Make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; (8) Industry Concentration.  Invest twenty-five percent or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry (except that the Small Cap Index and Developed International Index Fund may purchase securities to the extent that the index the Fund is designed to track is also so concentrated); and (9) Illiquid Securities. Invest more than 15% of its net assets in illiquid securities.

In addition to the restrictions set forth above each Fund may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

Section 817(h) of the Internal Revenue Code requires that the assets of each Fund be adequately diversified so that Penn Mutual or its affiliated insurance companies, and not the variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in

48

any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the Investment Company Act of 1940. See “Investment Policies — Money Market Fund” above for certain of the restrictions contained in the Rule.

GENERAL INFORMATION

Investment Advisory Services

Independence Capital Management, Inc. Independence Capital Management, Inc. (“ICMI”), a wholly-owned Penn Mutual subsidiary, serves as investment adviser to all of the Funds and performs day-to-day investment management services for the Money Market, Limited Maturity Bond, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds. See “INVESTMENT ADVISER” in the prospectus for information regarding ICMI and investment advisory and management services provided to the Funds by ICMI.

The Money Market, Limited Maturity Bond, Quality Bond, Growth Stock, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds pay ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the following annual rates:  Money Market Fund, 0.20%; Limited Maturity Bond Fund, 0.30%; Quality Bond Fund, 0.35%; Growth Stock, Fund 0.65%; Aggressive Allocation Fund, 0.10%; Moderately Aggressive Allocation Fund, 0.10%; Moderate Allocation Fund, 0.10%; Moderately Conservative Allocation Fund, 0.10%; and Conservative Allocation Fund, 0.10%. The advisory fees for the Money Market, Quality Bond, and Growth Stock Funds will be reduced by 0.05% with respect to average daily net assets in excess of $100,000,000. ICMI does not receive a fee for the services it performs for the Balanced Fund. However, ICMI is entitled to receive an annual management fee from each of the underlying funds for which the Balanced Fund invests.

For providing investment advisory and management services to the High Yield Bond, Flexibly Managed, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Strategic Value Fund, Small Cap Value, International Equity, REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Index, Developed International Index and Emerging Markets Equity Funds, the Funds pay ICMI, on a monthly basis, an advisory fee based on average daily net assets of each Fund, at the following annual rates:  High Yield Bond, 0.50%; Flexibly Managed, 0.60%; Large Cap Value 0.60%; Large Cap Growth, 0.55%; Index 500, 0.07%; Mid Cap Growth, 0.70%; Strategic Value Fund, 0.72%; Small Cap Value, 0.85%; International Equity, 0.85%; REIT, 0.70%; Large Core Growth, 0.57%; Large Core Value, 0.60%; SMID Cap Growth, 0.75%; SMID Cap Value, 0.95%; Small Cap Index, 0.30%; Developed International Index, 0.30%; and Emerging Markets Equity, 1.25%.

For providing investment advisory and management services to the Mid Cap Value Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; and 0.425% of average daily net assets in excess of $1,500,000,000.

For providing investment advisory and management services to the Small Cap Growth Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.80% of the first $25,000,000 of average daily net assets; 0.75% of the next $25,000,000 of average daily net assets; and 0.70% of the average daily net assets in excess of $50,000,000.

Wells Capital Management Incorporated. Wells Capital Management Incorporated (“Wells”) serves as sub-adviser to the Index 500, Large Core Growth and SMID Cap Growth Funds and performs day-to-day investment management services to the Fund. See “INVESTMENT SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. Wells Capital Management is a

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wholly-owned subsidiary of Wells Fargo Bank, N.A. which in turn is wholly-owned by Wells Fargo & Company, a diversified financial services company. For providing sub-advisory services to the Fund, ICMI pays Wells, on a monthly basis, a sub-advisory fee based on average daily net assets of the Index 500 Fund, at an annual rate of 0.07% of the first $100,000,000 of average daily net assets and 0.03% of average daily net assets in excess of $100,000,000. For providing sub-advisory services to the Large Core Growth Fund, ICMI pays Wells on a monthly basis, a sub-advisory fee based on average daily net assets of the Large Core Growth Fund, at an annual rate of 0.45% of the first $150,000,000 of average daily net assets; 0.425% of the next $150,000,000 of average daily net assets and 0.35% of average daily net assets in excess of $300,000,000. For providing sub-advisory services to the SMID Cap Growth Fund, ICMI pays Wells on a monthly basis, a sub-advisory fee based on average daily net assets of the SMID Cap Growth Fund, at an annual rate of 0.45% of the first $50,000,000 of average daily net assets; 0.425% of the next $50,000,000 of average daily net assets and 0.40% of average daily net assets in excess of $100,000,000.

Turner Investment Partners, Inc. Turner Investment Partners, Inc. (“Turner”) serves as sub-adviser to the Mid Cap Growth Fund and performs day-to-day investment management services to the Fund. See “INVESTMENT SUB-ADVISERS” in the Prospectus for information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Turner, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.50%.

Neuberger Berman Management Inc. Neuberger Berman Management Inc. (“Neuberger Berman”) serves as sub-adviser to the Mid Cap Value Fund and performs day-to-day investment management services to the Fund. See “INVESTMENT SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays Neuberger Berman, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.43%.

Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management, L.P. (“GSAM”) serves as sub-adviser to the Small Cap Value Fund and performs day-to-day investment management services for the Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays GSAM, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.75% of the first $50,000,000 of average daily net assets; 0.70% with respect to the next $50,000,000 of average daily net assets; and 0.65% of average daily net assets in excess of $100,000,000.

T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as sub-adviser to the Flexibly Managed, Growth Stock, and High Yield Bond Funds and performs day-to-day investment management services for the Funds. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays T. Rowe Price, on a monthly basis, fees based on the average daily net assets of each Fund. The fees for the Flexibly Managed and High Yield Bond Funds are paid at the following rates: 0.50% with respect to the first $250,000,000 of the combined total average daily net assets of the two Funds and 0.40% with respect to the next $250,000,000 of combined total average daily net assets of the two Funds; provided, that the fees shall be paid at the rate of 0.40% with respect to all average daily net assets of the two Funds at such time as the combined total average daily net assets of the two Funds exceed $500,000,000. The fees for the Growth Stock Fund are paid at the following rates:  0.40% with respect to the first $500,000,000 of the average daily net assets of the Fund; and 0.35% of the average daily net assets of the Fund in excess of $500,000,000.

T. Rowe Price has agreed to waive its monthly compensation due it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Funds by the following percentages based on the combined average daily net assets of the Funds, and the certain other Penn Mutual accounts sub-advised by T. Rowe Price:

Combined Asset Levels	Percentage Fee Waiver

Between $750 million and $1.5 billion	5% fee reduction
Between $1.5 billion and $3 billion	7.5% fee reduction
Above $3 billion	10% fee reduction

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ABN AMRO Asset Management, Inc. ABN AMRO Asset Management, Inc. (“ABN AMRO”) serves as sub-adviser to the Large Cap Growth Fund and performs day-to-day investment management services for the Fund. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays ABN AMRO, on a monthly basis, fees based on the average daily net assets of the Fund. The fees are paid at the following rates: 0.425% with respect to the first $50,000,000 of the average daily net assets of the Fund; and 0.40% of the average daily net assets of the Fund in excess of $50,000,000.

Lord, Abbett & Co. LLC. Lord, Abbett & Co. LLC (“Lord Abbett”) serves as sub-adviser to the Strategic Value and Large Cap Value Funds and performs day-to-day investment management services for the Funds. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays Lord Abbett, on a monthly basis, fees based on the average daily net assets of the Funds. The fees for the Strategic Value Fund are paid at the following rates: 0.45% with respect to the first $200,000,000 of the average daily net assets of the Fund; 0.40% with respect to the next $300,000,000 of the average daily net assets of the Fund; and 0.375% with respect to the average daily net assets of the Fund in excess of $500,000,000. The fees paid for the Large Cap Value Fund are paid at the following rates:  0.35% with respect to the first $200,000,000 of the average daily net assets of the Fund; 0.30% with respect to the next $200,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $400,000,000.

Heitman Real Estate Securities LLC. Heitman Real Estate Securities LLC (“Heitman”) serves as sub-adviser to the REIT Fund and performs day-to-day investment management services for the Fund. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Heitman, on a monthly basis, an advisory fee based on the average daily net assets of the Fund, at an annual rate of 0.40%.

Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) serves as sub-adviser to the International Equity Fund and performs the day-to-day investment management services for the Fund. See “INVESTMENT SUB-ADVISERS” in the prospectus for information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Vontobel, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following rates: 0.50% with respect to the first $227,000,000 of the average daily net assets of the Fund; and 0.35% with respect to the average daily net assets of the Fund in excess of $227,000,000.

Bjurman, Barry & Associates. Bjurman, Barry & Associates (“BBA”) serves as sub-adviser to the Small Cap Growth Fund and performs day-to-day investment management services for the Fund. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. ICMI pays BBA, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund. The sub-advisory fee is paid at the following rate: 0.50% of the average daily net assets of the Fund.

AllianceBernstein L.P. AllianceBernstein L.P. (“Alliance”) serves as the sub-adviser to the SMID Cap Value Fund and performs day-to-day investment management services for the Fund.  See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Alliance, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.95% with respect to the first $25,000,000 of the average daily net assets of the Fund; 0.75% with respect to the next $25,000,000 of the average daily net assets of the Fund; 0.65% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.55% with respect to the average daily net assets of the Fund in excess of $100,000,000.

Eaton Vance Management. Eaton Vance Management (“Eaton Vance”) serves as the sub-adviser to the Large Core Value Fund and performs day-to-day investment management services for the Fund. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Eaton Vance, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are

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paid at the following annual rates: 0.35% with respect to the first $150,000,000 of the average daily net assets of the Fund; 0.30% with respect to the next $250,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $400,000,000.

SSgA Funds Management, Inc. SSgA Funds Management, Inc. (“SSgA FM”) serves as the sub-adviser to the Small Cap Index Fund and the Developed International Index Fund and performs day-to-day investment management services for the Funds. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. For providing sub-advisory services to the Funds, ICMI pays SSgA FM, on a monthly basis, an advisory fee based on average daily net assets of each Fund. The Developed International Index Fund fees are paid at the following annual rates: 0.15% with respect to the first $50,000,000 of the average daily net assets of the Fund; 0.10% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.05% with respect to the average daily net assets of the Fund in excess of $100,000,000. The Small Cap Index Fund fees are paid at the following annual rates: 0.08% with respect to the first $50,000,000 of the average daily net assets of the Fund; 0.06% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.04% with respect to the average daily net assets of the Fund in excess of $100,000,000.

Van Kampen Asset Management. Van Kampen Asset Management (“Van Kampen”) serves as the sub-adviser to the Emerging Markets Equity Fund and performs day-to-day investment management services for the Fund. See “INVESTMENT SUB-ADVISERS” in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Van Kampen, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.80% with respect to the first $150,000,000 of the average daily net assets of the Fund; and 0.75% with respect to the average daily net assets of the Fund in excess of $150,000,000.

In the years 2007, 2006, and 2005, the advisory fees paid to ICMI by each of the Funds were as follows:

Fund	2007	2006	2005
Money Market Fund	$ XX	$152,089	$152,510
Limited Maturity Bond Fund	XX	136,823	177,497
Quality Bond Fund	XX	515,353	518,483
High Yield Bond Fund(1)	XX	426,811	427,488
Flexibly Managed Fund(2)	XX	7,148,637	5,944,673
Growth Stock Fund (3)	XX	746,440	631,560
Large Cap Value Fund(4)	XX	1,347,741	1,292,566
Large Cap Growth Fund (5)	XX	156,698	137,453
Index 500 Fund(6)	XX	165,732	166,421
Mid Cap Growth Fund(7)	XX	601,379	510,092
Mid Cap Value Fund(8)	XX	663,207	565,592
Strategic Value Fund (9)	XX	310,417	270,906
Small Cap Growth Fund(10)	XX	834,488	787,528
Small Cap Value Fund(11)	XX	1,439,203	1,329,365
International Equity Fund(12)	XX	2,070,977	1,477,794
REIT Fund(13)	XX	394,416	251,604

1.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $[XX], $333,566, and $335,840, respectively.
2.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $[XX], $4,655,437, and $3,891,584, respectively.
3.	In 2007, 2006 and 2005, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $[XX], $453,537, and $382,067, respectively.
4.	In 2007, 2006 and 2005, ICMI paid sub-advisory fees to Lord, Abbett & Co. LLC of $[XX], $773,870, and $746,283, respectively.
5.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to ABN AMRO Asset Management Inc. of $[XX], $121,085, and $106,214, respectively.
6.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to Wells Capital Management Incorporated of $[XX], $111,028, and $111,323, respectively.
7.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to Turner Investment Partners, Inc. of $[XX], $429,557, and $364,351, respectively.
8.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to Neuberger Berman Management Inc. of $[XX], $518,507, and $442,190, respectively.
9.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to Lord, Abbett & Co. LLC of $[XX], $194,011, and $169,316, respectively.

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10.	In 2007, 2006 and 2005, ICMI paid sub-advisory fees to Bjurman, Barry & Associates of $[XX], $569,277, and $535,734, respectively.
11.

In 2007, 2006 and 2005, ICMI paid sub-advisory fees to Goldman Sachs Asset Management, L.P. of $[XX], $1,175,567, and $1,091,573, respectively. The advisory fees paid are before a contractual waiver of $[XX], $[XX], and $[XX], for 2007, 2006, and 2005, respectively.

12.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to Vontobel Asset Management, Inc. of $[XX], $1,195,792, and $869,290, respectively.
13.	In 2007, 2006, and 2005, ICMI paid sub-advisory fees to Heitman Real Estate Securities LLC of $[XX], $239,605, and $154,557, respectively.

Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own (if any) and how they are compensated.

Independence Capital Management, Inc.:  Investment adviser to the Money Market, Limited Maturity, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (collectively, the “Funds”).

Compensation. The portfolio managers for the Money Market, Limited Maturity, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds are compensated by the Funds’ adviser, Independence Capital Management, Inc. and its parent, The Penn Mutual Life Insurance Company. Each portfolio manager’s compensation consists of three components. The first component is base salary, which is fixed and reviewed annually. The second component of compensation is in the form of a performance bonus which is based upon relative performance of the individual portfolios managed by the portfolio managers versus an appropriate market benchmark for each portfolio measured over both a one- and three- year time period (pre-tax). The third component of compensation is in the form of a bonus based upon a multiple of base salary and tied to specific measures of profitability goals, sales goals and expense management goals of The Penn Mutual Life Insurance Company.

Peter M. Sherman, in his capacity as Executive Vice President and Chief Investment Officer of Penn Mutual, is also eligible to participate in a deferred compensation plan that is only made available to certain individuals. Participation in the deferred compensation plan, while exclusive to only some individuals at Penn Mutual, is not solely related to fund management.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of the portfolio managers’ “beneficial ownership” of shares of the Funds as of December 31, 2007. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund	Dollar Range of Fund Shares

Peter M. Sherman

Joshua J. Myers

Jennifer S. Ripper

John H. Donaldson

Christopher Beaulieu

Willard N. Woolbert

Keith G. Huckerby

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Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Peter M. Sherman
Joshua J. Myers
John H. Donaldson
Jennifer S. Ripper
Christopher Beaulieu
Willard N. Woolbert
Keith G. Huckerby

Conflicts of Interests. The Portfolio Managers manage multiple accounts, including the Funds. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. Independence Capital Management, Inc. believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives, including the management of the Funds and the Penn Mutual Consolidated General Account, which is the account listed in the Table above under the column “Other Accounts”.

Independence Capital Management, Inc. does not believe that any material conflicts of interest exist in connection with the Portfolio Managers’ management of the investments of the Funds and the investments of the Other Account referenced in the Table above.

T. Rowe Price Associates (“T. Rowe Price”):  Investment Sub-Adviser to the Flexibly Managed, High Yield and Growth Stock Funds (collectively, the “Funds”).

Compensation. T. Rowe Price compensates each Fund’s portfolio manager. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee

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stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds, as of December 31, 2007.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2007. Total assets are based on T. Rowe Price internal records as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets [Note: not including Funds]	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David Giroux*
Jeffrey Arricale*
Robert Smith
Mark Vaselkiv
P. Robert Bartolo**

*                                         Currently, David Giroux and Jeffrey Arricale serve as Co-Chairmen of the Flexibly Managed Fund’s Investment Advisory Committee. Effective on or about June 1, 2007, David Giroux will assume sole responsibility as the Chairman of the Fund’s Investment Advisory Committee. Mr. Arricale will continue to contribute to the portfolio management of the Fund as a member of the Fund’s Investment Advisory Committee.

**                                  Effective on or about October 1, 2007, P. Robert Bartolo will become Chairman of the Investment Advisory Committee for the Growth Stock Fund

Conflicts of Interests. T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with a portfolio manager’s management of a Fund’s investments and the investments of the other accounts listed above.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed in the “Compensation” section above, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Lord, Abbett & Co. LLC (“Lord Abbett”):  Investment Sub-Adviser to the Strategic Value and Large Cap Value Funds (collectively, the “Funds”).

Compensation:  Lord Abbett compensates each Fund’s investment managers. Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation

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takes into account the investment manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Fund Shares Owned by Portfolio Managers. The investment managers did not beneficially own any shares of the Funds as of December 31, 2007.

Other Accounts. The following table indicates for each Fund as of December 31, 2007:  (1) the number of other accounts managed by each investment manager who is primarily and jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries (which include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies) unaffiliated with Lord Abbett. (The data shown below is approximate.)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Large Cap Value Fund
Eli M. Salzmann
Strategic Value Fund
Edward K. von der Linde
Howard E. Hansen

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Conflicts of Interest:  Conflicts of interest may arise in connection with the investment managers’ management of the investments of each Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds. Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any fund transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the investments of the Fund and the investments of the other accounts referenced in the table above.

ABN AMRO Asset Management, Inc. (“ABN AMRO”):  Investment Sub-Adviser to the Large Cap Growth Fund (the “Fund”).

Compensation. ABN AMRO compensates the Fund’s portfolio managers. As of December 31, 2007 base salaries for portfolio managers are benchmarked against industry-specific surveys of leading compensation consultants to ensure our ranges are in-line with our industry peers. Each professional participates in an annual incentive, which is based primarily on relative investment performance rankings versus the appropriate peer universes. In the near term, professionals are incented based upon performance over three-year periods. In the longer term, senior professionals are eligible for additional compensation, which is based off of the team’s revenue growth.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Fund, as of January 29, 2008.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to performance-based advisory fees. The information below is provided as of January 29, 2008.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark Stoeckle	5	$2,905,273,746	2	$11,066,709	3	$428,069,132
Jim Haynie	5	$2,905,273,746	2	$11,066,709	3	$428,069,132

Conflicts of Interests. The portfolio managers manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on a model portfolio. Therefore all portfolios should hold similar securities, taking into account the investment objectives, policies, guidelines and other relevant investment considerations that are applicable to that account. ABN AMRO has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

Heitman Real Estate Securities LLC (“Heitman”): Investment Sub-Adviser to the REIT Fund (the “Fund”).

Compensation. Heitman compensates the Fund’s portfolio managers. The portfolio managers are a part of the 20 senior employees of Heitman and Heitman LLC who hold a 50% equity interest in the business. The expansion of the firm’s equity ownership group was done to accomplish two goals: to put in place incentives for peak client service and portfolio performance and to provide the basis for retention of key personnel. The total compensation

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of these partners is tied directly to the performance of the investments under their individual management and the degree to which client objectives have been met.

Compensation for the portfolio management team is aligned with the interests of Heitman’s clients. Compensation comes in the form of salaries, set to market at least annually, and bonus compensation drawn from the profits of the enterprise. Bonuses for Heitman’s publicly traded real estate securities investment professionals are determined according to the following criteria: performance versus benchmark, performance versus peer group managers, stock selection ability, and subjective review of performance.

These measures are evaluated over one and three year periods and the resulting bonuses have typically ranged from 0% to 150% of base salary. Heitman participates in several annual compensation surveys including, the McClagan, NAREIM and FPL surveys. Based on these studies, Heitman’s compensation structure is competitive with the industry standard.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Larry S. Antonatos**
Timothy J. Pire**

**                Portfolio management is performed by a team of two portfolio managers, Timothy J. Pire and Larry S. Antonatos, each of whom has equal responsibility for the $5.079 billion in total assets under management.

Conflicts of Interests. Heitman attempts to minimize conflicts of interest. Heitman’s portfolio trading policy prohibits any allocation of trades in a manner that proprietary accounts, affiliated accounts or any particular client or group of clients receives more favorable treatment than other clients. Heitman often purchases and sells the same security at the same price and time for more than one client because (i) Heitman generally recommends similar strategies for its various accounts, (ii) Heitman only recommends a limited number of real estate related securities, and (iii) numerous clients have similar investment objectives and similar portfolios. Heitman typically allocates trades among the client accounts on a pro-rata basis.

Goldman Sachs Asset Management, L.P. (“GSAM”):  Investment Sub-Adviser to the Small Cap Value Fund (the “Fund”).

Compensation:  GSAM compensates the Fund’s portfolio managers. GSAM and the GSAM Value Team’s (the “Value Team”) compensation package for its portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager’s individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

The performance bonus is significantly influenced by 3 Year period of investment performance. The following criteria are considered:  individual performance (relative, absolute), team performance (relative, absolute), consistent performance that aligns with clients’ objectives, and achievement of top rankings (relative and competitive).

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The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell 2000 Value Index. As mentioned above, performance is measured on a 3 Year basis.

Other Compensation. In addition to base salary and performance bonus, GSAM  has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary  and bonus income into a tax-qualified  retirement plan; (ii) a profit sharing program to  which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Fund Shares Owned by Portfolio Managers:  The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2007. Due to GSAM’s internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2007.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance

Dolores Bamford

Lisa Parisi

Chip Otness

J. Kelly Flynn

Scott Carroll

Edward Perkin

Conflicts of Interests. GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

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GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Vontobel Asset Management, Inc. (“Vontobel”):  Investment Sub-Adviser to the International Equity Fund.

Compensation. The portfolio manager for the International Equity Fund (“Fund”) is compensated by the Fund’s sub-adviser, Vontobel. The firm’s portfolio managers have been strong contributors to the growth of the firm given their long tenure and the investment results they have produced. In recognition of their long-standing contribution to the growth of the business they receive a base salary which is excess of market averages. In addition, they receive a percentage share in the advisory fee revenue that the assets under management in their strategies generate. The firm renegotiated the terms of employment with the Fund’s portfolio manager in 2005. As a result, part of his revenue share is now deferred for a period of three years.

The portfolio manager does not receive any compensation directly from the Fund or the Fund’s investment adviser.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Rajiv Jain

Conflicts of Interests. The portfolio manager is responsible for the day-to-day management of all international equity products which Vontobel Asset Management, Inc. offers. The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria. This screening process yields an investment universe of approximately 250 companies. Each portfolio is built using the aforementioned investment universe of companies. Vontobel sees no conflicts of interest in managing the above mentioned portfolios within the guidelines set forth by the Fund.

Bjurman, Barry & Associates (“BB&A”):  Investment Sub-Adviser to the Small Cap Growth Fund (the “Fund”).

Compensation. The portfolio manager for the Fund is compensated by the Fund’s sub-adviser. BB&A compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and performance bonuses based upon account performance. Salaries are competitive with industry standards and are generally set annually. Bonuses are discretionary and are based on a number of subjective factors such as term of employment, level of demonstrated effort, and attitude. Account retention commissions paid to an account manager are a specific percentage of the account fees paid to the Adviser with respect to accounts managed by that manager. Performance bonuses paid to an account manager are a percentage of the account fees paid to BB&A with respect to accounts managed by that manager when that account’s pre-tax annual returns are in the top quartile of the returns achieved by other managers in the advisory industry having the same investment objective.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2007.

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Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets in Millions [Note: not including Fund]	Number of Accounts	Total Assets in Millions	Number of Accounts	Total Assets in Millions
O. Thomas Barry III
G. Andrew Bjurman
Stephen W. Shipman*
Patrick T. Bradford
Roberto P. Wu

*                 Stephen W. Shipman is responsible for the implementation and monitoring of the Small Cap Absolute Return Strategy (SCAR) accounts. The Small Cap Absolute Return Strategy may be subject to a performance fee in addition to the annual management fee. As of December 31, 2007, there were XX accounts (having total assets of $[XXX] million) in the SCAR strategy.

Conflicts of Interests. BB&A is a sub-adviser and adviser to other accounts whose investment focus may be similar to those of the Fund. BB&A currently has the capacity to manage the Fund and these other accounts, and believes that the performance of the Fund should not be adversely affected by its multiple responsibilities. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of portfolio manager time and attention and investment opportunities, and the aggregation and allocation of trades. BB&A endeavors at all times to manage all accounts in a fair and equitable manner by maintaining policies and procedures relating to allocation and brokerage practices. BB&A seeks to manage mutual funds, separate accounts, wrap accounts and sub-advised accounts so as not to exceed its ability to actively and proficiently manage all accounts.

Neuberger Berman Management Inc. (“Neuberger Berman”):  Investment Sub-Adviser to the Mid Cap Value Fund (the “Fund”).

Compensation. Neuberger Berman compensates the Fund’s portfolio manager. A portion of the compensation paid to the portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio manager is paid a base salary that is not dependent on performance. The portfolio manager also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual’s willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio manager’s compensation package, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.’s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2007.

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

S. Basu Mullick

Conflict of Interest:  While the portfolio manager’s management of other accounts may give rise to the conflicts of interest discussed below, Neuberger Berman believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund and the management of other accounts, which might have similar investment objectives or strategies as the Fund or track the same index the Fund tracks.  Other accounts managed by the portfolio manager may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

As a result of the portfolio manager’s day-to-day management of the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades.  While it is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund, Neuberger Berman has policies and procedures to address such a conflict.

From time to time, a particular investment opportunity may be suitable for both the Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  Neuberger Berman has adopted policies and procedures reasonably designed to fairly allocate investment opportunities.  Typically, when the Fund and one or more of the other mutual funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved.  Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it.

Turner Investment Partners, Inc. (“Turner”):  Investment Sub-Adviser to the Mid Cap Growth Fund (the “Fund”).

Compensation.  Turner compensates the Fund’s portfolio managers.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits.  Most of the members of the Investment Team and all Portfolio Managers for the Fund, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development.  Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The Chief Investment Officer is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Fund Shares Owned by Portfolio Managers.  The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts.  In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below.  The information below is provided as of December 31, 2007.

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets [Note: not including Funds]	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Christopher McHugh

Jason Schrotberger

Tara Hedlund

*      These accounts are subject to performance-based advisory fees.

Conflicts of Interests.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

Wells Capital Management Incorporated (“Wells Capital”):  Investment Sub-Adviser to the Index 500, Large Core Growth and SMID Cap Growth Funds (together, the “Fund”).

Compensation.  Wells Capital compensates the Fund’s portfolio manager.  Wells Capital believes that the quality of an investment firm is derived from the intelligence, experience and leadership capabilities of its people.  Recruitment and retention are therefore key components of a firm’s success.  Wells Capital has designed compensation programs to be competitive with those offered by our key competitors in the investment industry.

Compensation for portfolio managers is focused on annual and historical portfolio performance as compared to the portfolio’s objectives, and by contribution to client retention, asset growth and business relationships.  Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations.  Investment team compensation structure is directly linked to the value added to clients’ portfolios as measured by the performance metrics described here.

Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, which we believe provides direct participation in the growth and success of the company and its clients.  Revenue sharing is one example of a powerful incentive program which helps retain and attract the caliber of investment talent that we believe characterizes Wells Capital’s investment teams.

Wells Capital encourages professional development of all its employees to enhance their knowledge and expertise and further their value to our firm.  We encourage our professionals to pursue their Masters in Business Administration, the Chartered Financial Analyst designation and other recognized industry programs, where employees may be rewarded for their achievements and reimbursed for their educational fees.  Executives also participate in executive/management training seminars and conferences.

Fund Shares Owned by Portfolio Manager.  The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2007.

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Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below.  None of the accounts listed below are subject to a performance-based advisory fee.  The information below is provided as of December 31, 2007.

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets in Millions	Number of Accounts	Total Assets in Millions	Number of Accounts	Total Assets in Millions

Gregory T. Genung

Thomas Pence

Stuart Roberts

Jerome C. Philpott

Conflicts of Interests.  Wells Capital’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds.  While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

AllianceBernstein L.P.  Investment Sub-Adviser to the SMID Cap Value Fund (the “Fund”).

Compensation.  [TO BE PROVIDED]

Fund Shares Owned by Portfolio Managers.  The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts.  In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Joseph Gerard Paul

James MacGregor

Conflicts of Interests.  [TO BE PROVIDED]

Eaton Vance Management.  Investment Sub-Adviser to the Large Core Value Fund (the “Fund”).

Compensation.  [TO BE PROVIDED]

Fund Shares Owned by Portfolio Manager.  The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2007.

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Michael R. Mach

Conflicts of Interests.  [TO BE PROVIDED]

SSgA Funds Management, Inc.  Investment Sub-Adviser to the Small Cap Index and Developed International Index Fund (together, the “Fund”).

Compensation.  [TO BE PROVIDED]

Fund Shares Owned by Portfolio Managers.  The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts.  In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Lynn Blake

John Tucker

Conflicts of Interests.  [TO BE PROVIDED]

Van Kampen Asset Management.  Investment Sub-Adviser to the Emerging Markets Equity Fund (the “Fund”).

Compensation.  [TO BE PROVIDED]

Fund Shares Owned by Portfolio Manager.  The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2007.

Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Ruchir Sharma

Conflicts of Interests.  [TO BE PROVIDED]

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Administrative and Corporate Services

Penn Mutual provides administrative and corporate services to Penn Series and receives a fee from Penn Series for those services equal to the annual rate of 0.15% of each Fund’s average daily net assets.  The administrative and corporate services include: (a) maintenance of records pertaining to Penn Series’ affairs, except those that are required to be maintained by Penn Series’ investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent; (b) preparation of certain filings, reports and proxy statements required by the federal securities laws; (c) preparation of Penn Series’ federal and state tax returns and any other filings required for tax purposes other than those required to be made by Penn Series’ custodian, transfer agent, accounting services agent, or investment adviser; (d) such services as Penn Series’ Board of Directors may require in connection with its oversight of Penn Series’ investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent, including the periodic collection and presentation of data concerning the investment performance of Penn Series’ various investment portfolios; (e) the organization of all meetings of Penn Series’ Board of Directors; (f) the organization of all meetings of Penn Series’ shareholders; (g) the collection and presentation of any financial or other data required by Penn Series’ Board of Directors, accountants, or counsel; and (h) the preparation and negotiation of any amendments to, or substitutes for, the present agreements with Penn Series’ investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent. Penn Mutual also bears certain expenses in connection with the services it renders as administrative and corporate services agent, including all rent and other expense involved in the provision of office space for Penn Series and in connection with Penn Mutual’s performance of its services as administrative and corporate services agent.

For fiscal years 2007, 2006, and 2005, the administrative fees paid to Penn Mutual by each of the Funds were as follows:

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Fund	2007	2006	2005
Money Market Fund	$XX	$114,067	$114,383
Limited Maturity Bond Fund	XX	68,411	88,748
Quality Bond Fund	XX	232,676	234,241
High Yield Bond Fund	XX	128,043	128,247
Flexibly Managed Fund	XX	1,787,159	1,486,168
Growth Stock Fund	XX	174,110	145,910
Large Cap Value Fund	XX	336,935	323,141
Large Cap Growth Fund	XX	42,736	37,487
Index 500 Fund	XX	355,139	356,617
Mid Cap Growth Fund	XX	128,867	109,305
Mid Cap Value Fund	XX	180,875	154,252
Strategic Value Fund	XX	64,670	56,439
Small Cap Growth Fund	XX	170,783	160,720
Small Cap Value Fund	XX	253,977	234,594
International Equity Fund	XX	365,467	260,787
REIT Fund	XX	84,518	53,915

In 2007, 2006, and 2005, administrative fees were waived pursuant to the terms of the administrative and corporate service agreement as follows:

Fund	2007	2006	2005
Money Market Fund	$XX	N/A	N/A
Limited Maturity Bond Fund	XX	N/A	N/A
Quality Bond Fund	XX	N/A	N/A
High Yield Bond Fund	XX	N/A	N/A
Flexibly Managed Fund	XX	N/A	N/A
Growth Stock Fund	XX	N/A	N/A
Large Cap Value Fund	XX	N/A	N/A
Large Cap Growth Fund	XX	N/A	N/A
Index 500 Fund	XX	$39,449	$41,547
Mid Cap Growth Fund	XX	17,492	17,814
Mid Cap Value Fund	XX	N/A	N/A
Strategic Value Fund	XX	N/A	N/A
Small Cap Growth Fund	XX	N/A	N/A
Small Cap Value Fund	XX	N/A	N/A
International Equity Fund	XX	N/A	N/A
REIT Fund	XX	N/A	N/A

Accounting Services

PFPC Inc. (“PFPC”) serves as the accounting services agent to Penn Series.  PFPC provides certain accounting and related services to Penn Series, including: (a) the maintenance for each Fund’s daily trial balance, general ledger, subsidiary records, capital stock accounts (other than those maintained by the transfer agent for Penn Series), investment ledger and all other books, accounts and other documents which Penn Series is required to maintain and keep current pursuant to Rule 31a-1(a) and (b) under the 1940 Act (other than those documents listed in subparagraph (4) of Rule 31a-1(b)); (b) the daily valuation of the securities held by, and the net asset value per share of, each Fund; (c) the preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the Securities and Exchange Commission and other federal and state regulatory agencies; and (d) the maintenance of all records for each Fund that may reasonably be required in connection with the audits of such Fund. The fee for the accounting services is based on a predetermined percentage of daily average net assets of each Fund.

For fiscal years 2007, 2006, and 2005, the accounting fees paid by each of the Funds were as follows:

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Fund	2007	2006	2005
Money Market Fund	$XX	$56,304	$57,191
Limited Maturity Bond Fund	XX	33,995	44,374
Quality Bond Fund	XX	101,613	103,080
High Yield Bond Fund	XX	63,194	64,123
Flexibly Managed Fund	XX	382,343	343,156
Growth Stock Fund	XX	82,092	72,597
Large Cap Value Fund	XX	136,366	132,714
Large Cap Growth Fund	XX	27,499	27,499
Index 500 Fund	XX	142,434	143,872
Mid Cap Growth Fund	XX	63,625	54,653
Mid Cap Value Fund	XX	84,346	76,162
Strategic Value Fund	XX	31,928	29,626
Small Cap Growth Fund	XX	80,982	78,555
Small Cap Value Fund	XX	108,714	103,198
International Equity Fund	XX	170,241	129,315
REIT Fund	XX	41,602	28,683

Limitation on Fund Expenses

See “EXPENSES AND LIMITATIONS” in the prospectus for information on limitations on expenses of the Funds.

Portfolio Transactions

Decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund are made by the respective investment adviser or sub-adviser of that Fund.  Each Fund’s adviser or sub-adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.  Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund.  Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices.  Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

With respect to the Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth and International Equity Funds, at the request of Penn Series the investment sub-adviser has agreed to place a portion of the Fund’s portfolio transactions with a broker-dealer who has agreed to refund commissions credits directly back to the Fund or alternatively pay designated Fund expenses.  The arrangement is intended to benefit investors by reducing Fund expenses borne by investors.  Portfolio transactions will not be placed with the broker-dealer selected by Penn Series unless the purchase or sale transaction initiated by the investment adviser or sub-adviser is consistent with its obligation to seek best execution and is based on its normal negotiated commission schedule.

In purchasing and selling portfolio securities, the policies of the investment advisers and sub-adviser are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates.  In selecting broker-dealers to execute a Fund’s portfolio transactions, the investment advisers and sub-advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the adviser, sub-adviser or the Fund.

Any of the investment advisers or sub-advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal or agent.

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A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately.  The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter.  Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

The investment advisers and sub-advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses.  Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data.  Research services received from broker-dealers are supplemental to each investment adviser’s and sub-adviser’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

With regard to payment of brokerage commissions, the investment advisers and sub-advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of the adviser or sub-adviser with respect to the accounts over which it exercises investment discretion.  In some cases, research services are generated by third parties, but are provided to the advisers and sub-advisers by or through brokers and dealers.  The advisers and sub-advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

In allocating brokerage business the advisers and sub-advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments.  The advisers and sub-advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgements as to the level of business which would recognize such services.  In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide.  Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above.  In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.  The advisers and sub-advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services.  However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided.  In some instances, the advisers and sub-advisers receive research services they might otherwise have had to perform for themselves.  The advisers and sub-advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by the advisers and sub-advisers in connection with the Funds.

For fiscal years 2007, 2006, and 2005, the Quality Bond Fund engaged in portfolio transactions involving broker-dealers totaling $[XXXX], $1,877,401,856, and $8,505,786,193, respectively.  For fiscal years 2007, 2006, and 2005, the High Yield Bond Fund engaged in portfolio transactions involving broker-dealers totaling $[XXXX], $103,643,717, and $94,836,000, respectively, and the Money Market Fund engaged in portfolio transactions involving broker-dealers totaling $[XXXX], $441,182,652, and $473,297,734, respectively.  For fiscal years 2007, 2006, and 2005, the Limited Maturity Bond Fund engaged in portfolio transactions involving broker-dealers totaling $[XXXX], $1,348,132,075, and $3,997,249,555, respectively.  The entire amounts for each of these years represented principal transactions as to which the Funds have no knowledge of the profits or losses realized by the respective broker-dealers.

For fiscal years 2007, 2006, and 2005, the total brokerage commissions paid by the Flexibly Managed Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $1,594,534, and $1,207,322, respectively.  Also, during 2007, 2006, and 2005, of the total brokerage commissions paid by the Flexibly Managed Fund, $[XXXX], $8,289, and $1,640, respectively, were paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company.  Brokerage commissions paid to Janney

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Montgomery Scott LLC represented [X.XX]% of the Fund’s total commissions and involved [X.XX]% of the dollar amount of total brokerage transactions in 2007.

For fiscal years 2007, 2006, and 2005, the total brokerage commissions paid by the Growth Stock Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $100,009, and $102,757, respectively.  Also, during 2007 and 2006, of the total brokerage commissions paid by the Growth Stock Fund, $[XX] and $32 respectively, was paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company.  Brokerage commissions paid to Janney Montgomery Scott LLC represented [X.XX]% of the Fund’s total commissions and involved [X.XX]% of the dollar amount of total brokerage transactions in 2007.

For fiscal years 2007, 2006, and 2005, the total brokerage commissions paid by the Large Cap Value Fund were $[XXXX], $116,982, and $161,546, respectively.

For the fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the Large Cap Growth Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $28,984, and $17,445, respectively.  During 2007, the sub-adviser directed transactions of $[XXXX] (with related commissions of $[XXXX]) to brokers who provided research services.

For the fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the Index 500 Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $8,152, and $15,239, respectively. Also, during 2007, of the total brokerage commissions paid by the Index 500 Fund, $[XXXX] was paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company.  Brokerage commissions paid to Janney Montgomery Scott LLC represented [X.XX]% of the Fund’s total commissions and involved [XX.X]% of the dollar amount of total brokerage transactions in 2007.

For the fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the Mid Cap Growth Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $222,155, and  $214,045, respectively.  During 2007, the sub-adviser directed transactions of $[XXXX] (with related commissions of $[XXXX]) to brokers who provided research services.

For the fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the Mid Cap Value Fund were $[XXXX], $202,192, and $160,279, of which $[XXXX], $17,822, and $17,903 were paid to Neuberger Berman, LLC and Lehman Brothers Inc., affiliates of the sub-adviser.  Brokerage commissions paid to Neuberger Berman, LLC and Lehman Brothers Inc. represented [XXXX]% of the Fund’s total commissions and involved [XXXX]% of the dollar amount of total brokerage transactions in 2007.  During 2007, the sub-adviser directed transactions of $[XXXX] (with related commissions of $[XXXX]) to brokers who provided research services.

For the fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the Strategic Value Fund were $[XXXX], $27,941, and $28,818, respectively.

For fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the Small Cap Growth Fund, including the discounts received by securities-dealers in connection with underwritings, were $[XXXX], $472,911, and $531,283, respectively.  During 2007, the sub-advisers directed transactions of $[XXXX] (with related commissions of $[XXXX]) to brokers who provided research services.

For fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the Small Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $457,313, and $485,882, respectively.  During 2007 and 2006, of the total brokerage commissions paid by the Small Cap Value Fund, $[XXXX] and $[XXXX], respectively, was paid to Goldman Sachs & Co., an affiliate of Goldman Sachs Asset Management, L.P.  Brokerage commissions paid to Goldman Sachs & Co. represented 0.3% of the Fund’s total commissions and involved [X.XX]% of the dollar amount of total brokerage transactions in 2007.

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For fiscal years 2007, 2006, and 2005, the total brokerage commissions paid by the International Equity Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $553,226, and $332,100, respectively.  During 2007, the sub-adviser allocated transactions of $[XXXX] (with related commissions of $[XXXX]) to brokers who provided research services.

For the fiscal years ended December 31, 2007, 2006, and 2005, the total brokerage commissions paid by the REIT Fund, including the discounts received by securities dealers in connection with underwritings, were $[XXXX], $75,473, and $61,855, respectively.  During 2007, the sub-adviser directed transactions of $[XXXX], (with related commissions of $[XXXX]) to brokers who provided research services.

Some of the investment adviser’s and sub-adviser’s other clients have investment objectives and programs similar to those of the Funds.  An investment adviser or sub-adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund.  As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities.  It is each of the investment adviser’s and sub-adviser’s policy not to favor one client over another in making recommendations or in placing orders.  If two or more of an investment adviser’s or sub-adviser’s clients are purchasing a given security at the same time from the same broker-dealer, the investment adviser or sub-adviser will average the price of the transactions and allocate the average among the clients participating in the transaction.

Portfolio Turnover

For reporting purposes, a fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year.  When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.  Typically, funds with high turnover (such as 100% or more) tend to generate higher transaction costs, such as brokerage commissions, which may lower fund performance. A fund’s portfolio turnover rate is in the financial highlights table in its prospectus.

With respect to the increase in the portfolio turnover rates for the Limited Maturity and Quality Bond Funds in the fiscal year end 2005 as compared to the fiscal year end 2004, the investment adviser attempted to take advantage of certain inefficiencies in the market that were present during the year, which ultimately lead to a large rebalancing of each Fund’s portfolio towards the end of 2005.  These events, along with each Fund’s investments in certain mortgage-backed securities, were largely responsible for the higher portfolio turnover during 2005.

Directors and Officers

The business and affairs of Penn Series, which include all twenty nine portfolios, are managed under the direction of its Board of Directors.  The Board of Directors currently has five members.  Four of the members are not “interested persons” of Penn Series as defined in the Investment Company Act of 1940, as amended.  One of the members is an employee of Penn Mutual and is, therefore, an “interested person.”  The address for each Penn Series Director and Officer is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, PA 19044.

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Directors Who Are Not Interested Persons of Penn Series

Name and Year of Birth	Position with Penn Series	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by Director	Other Directorships Held by Director
Eugene Bay (born 1937)	Director	No set term; served since 1993.	President, Colgate Rochester Crozer Divinity School; Pastor Emeritus, Bryn Mawr Presbyterian Church, Bryn Mawr, PA (1987 – October 2004).	29	N/A

James S. Greene (born 1929)	Director	No set term; served since 1992.	Retired.	29	N/A

Charles E. Mather III (born 1934)	Director	No set term; served since 2002.	Insurance Broker/Consultant, Mather & Co., a division of Bollinger Inc.; Insurance Broker, Mather & Co. (1960 - Nov. 2006).	29	Director, The Finance Company of Pennsylvania (investment company)

M. Donald Wright (born 1935)	Director	No set term; served since 1988.	Accountant, Wright Consultants, Bryn Mawr, PA (financial planning and consulting).	29	N/A

Directors Who Are Interested Persons of Penn Series

Name and Year of Birth	Position with Penn Series	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by Director	Other Directorships Held by Director
Robert E. Chappell (born 1944)	Director	No set term; served since 1998.	Chairman of the Board (since 1997) and Chief Executive Officer (since 1995), The Penn Mutual Life Insurance Company.	29	Director, Quaker Chemical Corporation

Officers of Penn Series

Name and Year of Birth	Position with Penn Series	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Peter M. Sherman (born 1952)	President	No set term; served since 2000.	Chairman and President of Independence Capital Management Inc.; Executive Vice President and Chief Investment Officer, The Penn Mutual Life Insurance Company (since 1998).

Franklin L. Best, Jr. (born 1945)	Secretary	No set term; served since 2004.	Managing Corporate Counsel and Secretary, The Penn Mutual Life Insurance Company (since 1974).

Barbara S. Wood (born 1952)	Chief Compliance Officer	No set term; served since 2004.

Senior Vice President, Treasurer, and Chief Compliance Officer of Independence Capital Management, Inc. (since 1989); Senior Vice President and Treasurer of the Pennsylvania Trust Company (since 1991).

Jill Bukata (born 1951)	Controller	No set term; served since 2005.	Manager, Variable Products Financial Reporting, The Penn Mutual Life Insurance Company (since 2005); Senior Manager, Fund Accounting & Administration, PFPC Inc. (1999-2005).

John Heiple (born 1973)	Assistant Controller	No set term; served since 2004.	Supervisor, Variable Products Financial Reporting (since 2003), Senior Accountant (2000 – 2003) The Penn Mutual Life Insurance Company.

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Name and Year of Birth	Position with Penn Series	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Patricia M. Chiarlanza (born 1965)	Assistant Treasurer	No set term; served since 2001.	Assistant Treasurer (since May 2001), Intermediate/Senior Supervisor/Manager (May 1991 – present) The Penn Mutual Life Insurance Company.

Standing Committees of Board of Directors

The Board of Directors has an Executive Committee currently consisting of Messrs. Chappell and Greene.  Subject to limits under applicable law, during intervals between meetings of the Board, the Committee may exercise the powers of the Board.  The Executive Committee did not meet during the Company’s last fiscal year and did not exercise any power of the Board.

The Board of Directors has an Audit Committee currently consisting of Messrs. Wright, Greene and Mather.  The Audit Committee is charged with exercising vigilant and informed oversight of Penn Series’ financial reporting process, including internal controls, and reporting its findings to the Board.  The Audit Committee held 4 meetings during the Company’s last fiscal year.

The Board of Directors has a Nominating Committee currently consisting of Messrs. Wright, Greene and Bay.  The principal responsibility of the Nominating Committee is to consider the qualifications of and to nominate qualified individuals to stand for election to the Board.  The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of Directors.  The Nominating Committee meets periodically, as necessary, and did not meet during the Company’s last fiscal year.

Beneficial Ownership of Equity Securities of Penn Series Funds

The following table provides information on beneficial ownership of shares of funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable annuity contracts or variable life insurance policies issued by Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company).  This information is provided as of December 31, 2007.

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares (Funds)

Independent Director
Eugene Bay
James S. Greene
Charles E. Mather III
M. Donald Wright

Interested Director
Robert E. Chappell

Compensation of Directors for Fiscal Year Ended December 2007

Name and Position	Aggregate Compensation from Penn Series	Pension or Retirement Benefits Accrued as Part of fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Penn Series to Directors
Eugene Bay
Director

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James S. Greene
Director
Charles E. Mather III
Director
M. Donald Wright
Director

Interested Directors and Officers of Penn Series receive no compensation from Penn Series for their services.

Code of Ethics

Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees (“access persons”) of investment companies, its investment advisers and/or sub-advisers.  Under Rule 17j-1, Penn Series, ICMI and each sub-adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests.  In compliance with Rule 17j-1, Penn Series’ Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons.  Access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and are prohibited from engaging in transactions during certain periods of time.  In addition, certain access persons are required to obtain approval before investing in private placements and are not permitted to purchase securities in initial public offerings.

Copies of the current Codes of Ethics for Penn Series, ICMI and each sub-adviser are on file with the SEC.

Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by each Fund to such Fund’s investment adviser/sub-adviser, subject to the Board’s general oversight.  Each investment adviser/sub-adviser has adopted its own proxy voting policies and procedures for this purpose (the “Procedures”), which are attached to this Statement of Additional Information as Appendix A.  The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

Variable annuity contract and variable life insurance policy owners that participate in the investment results of the Funds may obtain the voting record of a Fund for the most recent twelve-month period ended June 30, free of charge by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab and you will be directed to each Fund’s proxy voting record.  The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX.  The voting record will also be available on the website of the U. S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

Net Asset Value of Shares

The following information supplements the information on net asset value of shares set forth in “Account Policies” in the Prospectus.

The purchase and redemption price of each Fund’s shares is equal to that Fund’s net asset value per share.  Each Fund determines its net asset value per share by subtracting the Fund’s liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange (“Exchange”) is open for trading.  The Exchange is closed when the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds.

Debt securities held in the Funds may be valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Use of the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Securities for which market quotations are not readily available or they are determined to be unreliable are valued at fair value under procedures approved by the Board of Directors.

The Money Market Fund uses the amortized cost method of valuation.  Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed.  The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates.  While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Penn Series Board of Directors has established procedures reasonably designed, taking into account current conditions and the Money Market Fund’s objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. Penn Series will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 days nor maintain a dollar weighted average portfolio maturity which exceeds 90 days, each as calculated in accordance with Rule 2a-7. The Board of Directors will review, at such intervals as it determines appropriate, the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from the $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board will promptly consider what action, if any, should be initiated.  If the Board believes that the extent of any deviation from the Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.  These steps may include redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund; reducing or withholding dividends; utilizing a net asset value per share as determined by using available market quotations; or reducing the number of shares outstanding by requesting shareholders to contribute to capital shares of the Money Market Fund.

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Ownership of Shares

The outstanding shares of each of the Funds of Penn Series are owned by Penn Mutual and its subsidiary, PIA and are held in their Separate Accounts pursuant to variable annuity contracts and variable life insurance policies.

On [INSERT DATE], 2008, the outstanding shares of Penn Series were owned as follows:*

	Percentage of Outstanding Shares Owned by Penn Mutual and Held in Separate Accounts Pursuant to Variable Life Insurance Contracts		Percentage of Outstanding Shares Owned by Penn Mutual and Held in a Separate Account Pursuant to Variable Annuity Contracts		Percentage of Outstanding Shares Owned by Penn Insurance and Annuity and Held in a Separate Account Pursuant to Variable Annuity Contracts		Percentage of Outstanding Shares Owned by Penn Mutual and Held in a General Account
Money Market Fund	XX	%	XX	%	XX	%	XX	%
Limited Maturity Bond Fund	XX	%	XX	%	XX	%	XX	%
Quality Bond Fund	XX	%	XX	%	XX	%	XX	%
High Yield Bond Fund	XX	%	XX	%	XX	%	XX	%
Flexibly Managed Fund	XX	%	XX	%	XX	%	XX	%
Growth Stock Fund	XX	%	XX	%	XX	%	XX	%
Large Cap Value Fund	XX	%	XX	%	XX	%	XX	%
Large Cap Growth Fund	XX	%	XX	%	XX	%	XX	%
Index 500 Fund	XX	%	XX	%	XX	%	XX	%
Mid Cap Growth Fund	XX	%	XX	%	XX	%	XX	%
Mid Cap Value Fund	XX	%	XX	%	XX	%	XX	%
Strategic Value Fund	XX	%	XX	%	XX	%	XX	%
Small Cap Growth Fund	XX	%	XX	%	XX	%	XX	%
Small Cap Value Fund	XX	%	XX	%	XX	%	XX	%
International Equity Fund	XX	%	XX	%	XX	%	XX	%
REIT Fund	XX	%	XX	%	XX	%	XX	%

*                         Unaudited

Tax Status

The following is only a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ prospectus.  No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Funds’ prospectus is not intended as a substitute for careful tax planning.  Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain Federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.  New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund within Penn Series is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to Penn Series as a whole.

Shares of the Funds will be purchased by Penn Mutual and PIA for their separate accounts under variable annuity contracts and variable life insurance policies.  Under the provisions of the Code currently in effect, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or

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variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.  Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes.  The Treasury Department has issued regulations explaining these diversification requirements.  Each Fund intends to comply with such requirements.  For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable life insurance contracts or variable life insurance policies, please refer to the contract prospectus.

It is the policy of each of the Funds to continue to qualify for and to elect the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code.  By following such policy, each of the Funds expects that it will not be subject to Federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to continue to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund’s total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer, the securities of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If a Fund qualifies as a regulated investment company under the Code, it will not be subject to Federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Fund distributes at least (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the “Distribution Requirement”).

Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If for any taxable year, a Fund does not qualify as a regulated investment company under Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates, and in such event, may have an effect on the ability of variable separate accounts which invest in such a Fund to meet the diversification tests of Section 817(h) of the Code.

It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies or pension plans.

A Fund’s transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules.  In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income.  These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund.  Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy

77

the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources.  Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC.  It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code.  Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment.  In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund’s net capital gain.  Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund’s shareholders.  The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income.  It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known.

Funds investing in foreign securities may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations.  If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to “pass through” to shareholders the amount of foreign taxes paid by that Fund.  The International Equity Fund may be eligible to make such an election but, if eligible, will make such an election only if that Fund deems this to be in the best interests of its shareholders.  If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.  Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Rules relating to U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above.  Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

Voting Rights

Penn Series is an open-end management investment company.  Each Fund is “diversified” as defined in the 1940 Act.  The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund.  Penn Mutual and PIA own all the outstanding shares of Penn Series, either in their separate accounts registered under the 1940 Act or in their unregistered separate accounts or general accounts.  Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions.  Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by Penn Mutual and PIA in their general and

78

unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received.  Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may disregard such voting instructions.  If voting instructions are ever so ignored, contract owners will be advised of that action in the next semi-annual report.

Penn Series currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.  The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors.  As required by law, Penn Series will assist in variable contract owner and payee communication on such matters.

Custodial Services

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, Delaware 19809, is custodian of the assets of the Funds of Penn Series.  The custodial services performed by PFPC Trust Company are those customarily performed for registered investment companies by qualified financial institutions.  Penn Series has authorized PFPC Trust Company to deposit certain portfolio securities in a central depository system as allowed by federal law.

Independent Registered Public Accounting Firm

[              ] serves as the independent registered public accounting firm of Penn Series.  Their offices are located at [                                          ].

Legal Matters

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relative to the federal securities laws and the offering of shares of Penn Series.

79

Portfolio Holdings Information

The Board of Directors has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to contract/policy owners and third parties.  These policies and procedures recognize the conflict of interest that exists between the Fund’s shareholders, and those of the Advisor and/or any affiliated persons of the Fund. Therefore, except as noted below, the Company does not disclose a Fund’s portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis.  The Company’s Chief Compliance Officer reports as necessary to the Board regarding the implementation of the Company’s policies and procedures.

Only the Company’s Chief Compliance Officer may authorize the disclosure of portfolio holdings information.  Upon receipt of a request for portfolio holdings information, the Chief Compliance Officer must determine that (i) disclosure is in the best interests of the Fund and its shareholders and (ii) there is a legitimate business purpose for the disclosure.  Any authorized disclosure of portfolio holdings information must be subject to the recipient’s agreement to keep that information confidential and refrain from trading on that information.

The Company makes available quarterly on Penn Mutual’s website - www.pennmutal.com - a Quarterly Investment Update (“Quarterly Update”), which includes certain portfolio holdings information for each Fund. The Quarterly Update can be found by clicking on the “Investment Tracker” link on Penn Mutual’s website and then the “Investment Options” link.  The Quarterly Update includes each Fund’s top ten holdings and, as applicable, information regarding a Fund’s asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months).

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31).  The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q.  Semi-Annual and Annual Reports are distributed to Fund shareholders.  Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Company’s service providers, such as the investment adviser, investment sub-advisers, custodian and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration will be paid to or received by any party, including the Company, its investment advisers and its affiliates or the recipient of a portfolio holdings information, in connection with the disclosure of a Fund’s portfolio holdings information.

RATINGS OF COMMERCIAL PAPER

Moody’s Investor Services, Inc. Commercial Paper Ratings:

PRIME 1

Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Board margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME 2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior

80

short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME 3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Standard & Poor’s Rating Group Commercial Paper Ratings:

A-1

This is the highest category and indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

A-3

Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated B are regarded as having significant speculative characteristics for timely payment.

C	This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment.

D

Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Investors Service, Inc.:

Fitch 1 — Highest grade.  Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.  Fitch 2—Very good grade.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

The quality of a bond is measured by credit risk—the continuing ability of the issuer to meet interest and principal payments.  Issuers who are believed to be good credit risks receive high quality ratings, and those believed to be poor credit risks receive low quality ratings.  As a result of the greater credit risk involved, medium and low quality bonds typically offer a higher yield than bonds of high quality.

Moody’s Investors Service, Inc.

AAA

Bonds which are rated AAA are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the AAA group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term

81

risk appear somewhat larger than AAA securities.

A

Bonds which are rated A possess many favorable investment attributes and are generally considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds which are rated Baa are considered medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds which are rated Ba are judged to have the following speculative elements: their future cannot be considered as well-assured; the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future; and uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of the generic rating category.

Standard & Poor’s Ratings Group

AAA	This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA

Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

A

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

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The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Debt rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.

FINANCIAL STATEMENTS OF PENN SERIES

The following pages include audited financial statements and financial highlights as of December 31, 2007 for the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Growth Stock Fund, Large Cap Value Fund, Large Cap Growth Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Strategic Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and REIT Fund.

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FINANCIALS TO BE INSERTED

84

APPENDIX A

PENN SERIES FUNDS, INC.

Proxy Voting Policies and Procedures

All voting securities held in each fund or portfolio (“Fund”) of Penn Series Funds, Inc. (“Penn Series”) shall be voted in the best interest of shareholders of the Fund.  In furtherance of this policy, and as provided in the investment advisory agreement between Penn Series and Independence Capital Management, Inc. (“ICMI”) and the investment sub-advisory agreements between ICMI and investment sub-advisers, Penn Series has delegated the authority and responsibility to vote securities held in each Fund to the investment adviser or sub-adviser that manages the investments of the Fund on a day-to-day basis.

A description of the proxy voting policies and procedures that each investment adviser or sub-adviser uses in voting securities held in a Fund of Penn Series accompanies these policies and procedures as appendices.  See the following table.

Proxy Voting Policies and Procedures of ICMI and Sub-Advisers
Exhibit	Investment Adviser or Sub-Adviser	Funds(s)
A	Independence Capital Management, Inc.

Money Market Fund
Limited Maturity Bond Fund
Quality Bond Fund
Balanced Fund
Aggressive Allocation Fund
Moderately Aggressive Allocation Fund
Moderate Allocation Fund
Moderately Conservative Allocation Fund Conservative Allocation Fund

B	ABN AMRO Asset Management, Inc.	Large Cap Growth Fund
C	Bjurman, Barry and Associates	Small Cap Growth Fund
D	Goldman Sachs Asset Management L. P.	Small Cap Value Fund
E	Heitman Real Estate Securities LLC	REIT Fund
F	Lord, Abbett & Co. LLC	Strategic Value Fund Large Cap Value Fund
G	Neuberger Berman Management Inc.	Mid Cap Value Fund
H	T. Rowe Price Associates, Inc.	High Yield Bond Fund Flexibly Managed Fund Growth Stock Fund
I	Turner Investment Partners, Inc.	Mid Cap Growth Fund
J	Vontobel Asset Management, Inc.	International Equity Fund
K	Wells Capital Management Incorporated	Index 500 Fund Large Core Growth Fund SMID Cap Growth Fund
L	Eaton Vance Management	Large Core Value Fund
M	AllianceBernstein L.P.	SMID Cap Value Fund
N	Van Kampen Asset Management	Emerging Markets Equity Fund
O	SSgA Funds Management, Inc.	Small Cap Index Fund Developed International Index Fund

Variable annuity contract and variable life insurance policy owners that participate in the investment results of a Fund may obtain a description of these Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser or sub-adviser to the Fund that is responsible for voting the securities of the Fund, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab and you will be directed to the proxy voting policies as well as each Fund’s proxy voting record.  Descriptions requested by telephone will be sent to the variable annuity contract or variable life insurance policy owner by first-class mail within three days of receipt of the request.

Variable annuity contract and variable life insurance policy owners that participate in the investment results of a Fund may obtain the voting record of the Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above.  The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by Penn Series with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U. S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

PROXY VOTING POLICIES TO BE INSERTED

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PART C:  OTHER INFORMATION

Item 23.                                                Exhibits

(a)(1)                      Articles of Incorporation -Previously filed on April 26, 1983 as Exhibit 1 to Post-Effective Amendment No. 24 to this Registration Statement, and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(a)(2)                      Articles of Amendment to the Articles of Incorporation is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(a)(3)                      Articles of Amendment to the Articles of Incorporation is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(a)(4)                      Amendment to the Articles of Amendment to the Articles of Incorporation to be filed by amendment

(b)                                   By-Laws - Previously filed on August 27, 1992 as Exhibit 2 to Post-Effective Amendment No. 37 to this Registration Statement, and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(c)                                    None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

(d)(1)                     Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(2)                     Amendment to the Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(d)(3)                     Amendment to the Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc., to be filed by amendment.

(d)(4)                     Sub-Advisory Agreement between Independence Capital Management, Inc. and Bjurman, Barry & Associates with respect to the Small Cap Growth Fund is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(5)                     Sub-Advisory Agreement between Independence Capital Management, Inc. and Turner Investment Partners, Inc. with respect to the Mid Cap Growth Fund is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(6)                     Sub-Advisory Agreement between Independence Capital Management Inc. and Lord, Abbett & Co. LLC with respect to the Large Cap Value and Strategic Value Funds is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(7)                     Sub-Advisory Agreement between Independence Capital Management, Inc. and Wells Capital Management, Incorporated with respect to the Index 500 Fund is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(8)                     Amended and Restated Sub-Advisory Agreement between Independence Capital Management, Inc. and Wells Capital Management, Incorporated with respect to the Index 500 Fund, Large Core Growth Fund and SMID Cap Growth Fund, to be filed by amendment.

(d)(9)                     Sub-Advisory Agreement between Independence Capital Management Inc. and Neuberger Berman Management Inc. with respect to the Mid Cap Value Fund is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(10)               Sub-Advisory Agreement between Independence Capital Management, Inc. and Goldman Sachs Asset Management, L.P. with respect to the Small Cap Value Fund is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(11)               Sub-Advisory Agreement between Independence Capital Management, Inc. and T. Rowe Price Associates, Inc. with respect to the Flexibly Managed, High Yield Bond and Growth Stock Funds is incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(12)               Sub-Advisory Agreement between Independence Capital Management, Inc. and Vontobel Asset Management, Inc. with respect to the International Equity Fund is incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 000950116-99-000315) on February 26, 1999.

(d)(13)               Amended and Restated Sub-Advisory Agreement between Independence Capital Management, Inc. and Vontobel Asset Management, Inc. with respect to the International Equity Fund is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(d)(14)               Sub-Advisory Agreement between Independence Capital Management Inc. and ABN AMRO Asset Management, Inc.. with respect to the Large Cap Growth Fund is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(15)               Sub-Advisory Agreement between Independence Capital Management and Heitman Real Estate Securities LLC with respect to the REIT Fund is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(d)(16)               Amended and Restated Sub-Advisory Agreement between Independence Capital Management and Heitman Real Estate Securities LLC with respect to the REIT Fund is incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(d)(17)               Sub-Advisory Agreement between Independence Capital Management and Eaton Vance Management LLC with respect to the Large Core Value Fund, to be filed by amendment.

(d)(18)               Sub-Advisory Agreement between Independence Capital Management and AllianceBernstein L.P. with respect to the SMID Cap Value Fund, to be filed by amendment.

(d)(19)               Sub-Advisory Agreement between Independence Capital Management and Van Kampen Asset Management with respect to the Emerging Markets Equity International Fund, to be filed by amendment.

(d)(20)               Sub-Advisory Agreement between Independence Capital Management and SSgA Funds Management, Inc. with respect to the Small Cap Index Fund and Developed International Index Fund, to be filed by amendment.

(e)                                    None.  Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

(f)                                      None.

(g)(1)                     Amended and Restated Custodian Agreement between the Registrant and Provident National Bank - Previously filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to this Registration Statement, and incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(g)(2)                     Amended Appendix A to the Amended and Restated Custodian Agreement between the Registrant and PFPC Trust Company – Incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(g)(3)                     Form of Foreign Custody Manager Agreement between the Registrant and PNC Bank - Incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(h)(1)                     Amended and Restated Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life Insurance Company is Fund is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(h)(2)                     Amendment to the Amended and Restated Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life Insurance Company is Fund, to be filed by amendment.

 (h)(3)                  Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation - Previously filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment No. 33 to this Registration Statement, and incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(4)                     Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement - Previously filed on February 24, 1995 as Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement, and incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(5)                     Amendment to the Accounting Services Agreement is Fund is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(i)                                       Opinion and Consent of Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)                                       Not applicable.

(k)                                    None.

(l)                                       None.

(m)                                 None.

(n)                                   Not applicable.

(o)                                   None.

(p)(1)                   Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(p)(2)                     Code of Ethics for Independence Capital Management, Inc. is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(p)(3)                     Code of Ethics for Bjurman, Barry & Associates is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 57 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001318) on April 25, 2006.

(p)(4)                     Code of Ethics for Turner Investment Partners, Inc. is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(p)(5)                     Code of Ethics for Lord, Abbett & Co. LLC is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(p)(6)                     Code of Ethics for Wells Capital Management, is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(p)(7)                     Code of Ethics for Neuberger Berman Management, Inc. is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(p)(8)                     Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(p)(9)                     Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(p)(10)               Code of Ethics for Vontobel Asset Management, Inc. is incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 57 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001318) on April 25, 2006.

(p)(11)               Code of Ethics for ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and
811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(p)(12)               Code of Ethics for Heitman Real Estate Securities LLC is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 58 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(p)(13)               Code of Ethics for Eaton Vance Management, to be filed by amendment.

(p)(14)               Code of Ethics for AllianceBernstein L.P., to be filed by amendment.

(p)(15)               Code of Ethics for Van Kampen Asset Management, to be filed by amendment.

(p)(16)               Code of Ethics for SSgA Funds Management, Inc., to be filed by amendment.

(q)(1)                     Powers of Attorney of Messrs. Mast, Wright, Chappell, Greene and Bay- Incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000315) on February 26, 1999.

(q)(2)                     Power of Attorney of Charles E. Mather, III is incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 57 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001318) on April 25, 2006.

Item 24.                                                Persons Controlled by or under Common Control with Registrant

The Penn Mutual Life Insurance Company (“Penn Mutual”) is the owner of 100% of the outstanding common stock of the Registrant.  For further information on the ownership of the outstanding common stock of the Registrant, see “Voting Rights” in the Prospectus and “Ownership of Shares” in the Statement of Additional Information, which are incorporated hereunder by reference.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management., Inc., a Pennsylvania corporation, and registered investment adviser.

Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of The Penn Janney Fund, Inc.  Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new business.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Pennsylvania Trust Company, a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 95% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of WPI Investment Company, a Delaware corporation.

Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund I Corp., and Indepro Property Fund II Corp., both Delaware corporations.

Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Janney Montgomery Scott LLC, a Delaware corporation.

Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: JMS Resources, Inc., a Pennsylvania corporation; JMS Investor Services, Inc., a Delaware corporation; Janney Montgomery Scott Insurance Agency Inc., a Massachusetts corporation; and Parker/Hunter, Incorporated, a Pennsylvania corporation.

Penn Mutual and Janney Montgomery Scott LLC each is the record and      beneficial owner of a subscription agreement for 50% of the common stock of Penn Janney Advisory, Inc., a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Indepro Corp., a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of ISP Parker Hunter, Inc., a Delaware corporation.

ISP Parker Hunter is the record and beneficial owner of 5% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

Hornor, Townsend & Kent, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Hornor, Townsend & Kent, Inc., of Delaware, Inc. a Delaware Corporation; Hornor, Townsend & Kent, Inc. Insurance Agency, Inc. a Pennsylvania Corporation; and Hornor, Townsend & Kent, Inc. Insurance Agency of Ohio, Inc. and Ohio Corporation.

Pen Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of 49.5% of the outstanding common stock of Penn Janney Opportunities Fund LP, a Delware corporation. The remaining 1.0% of the outstanding common stock of Penn Janney Opportunities Fund LP is owned by Penn Janney GP LLC.

Pen Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of 49.5% of the outstanding common stock of Penn Janney GP LLC, a Delware corporation. The remaining 1.0% of the outstanding common stock of Penn Janney GP LLC is owned by Richard Fox.

Item 25.                                                Indemnification

Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney’s fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 26.                                                Business and Other Connections of Investment Advisers

Independence Capital Management, Inc.

Name and Current Position with Independence Capital Management, Inc.	Other Business and Connections During the Past Two Years
Peter M. Sherman, President, Chief Executive Officer and Director

Chairman, President and Chief Executive Officer of Independence Capital Management, Inc., Horsham, PA; Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company, Horsham, PA.

Robert E. Chappell, Director	Director of Independence Capital Management, Inc., Horsham, PA; Chairman and Chief Executive Officer of The Penn Mutual Life Insurance Company, Horsham, PA.

Peter J. Vogt, Director

Director of Independence Capital Management, Inc., Horsham, PA; Executive Vice President and Chief Financial Officer of the Penn Mutual Life Insurance Company, Horsham, PA; Senior Vice President and Chief Financial Officer, Group Insurance, CIGNA Corporation, Philadelphia, PA.

Barbara S. Wood, Senior Vice President, Treasurer, Secretary & Chief Compliance Officer

Senior Vice President, Treasurer, Secretary & Chief Compliance Officer of Independence Capital Management, Inc., Radnor, PA; Senior Vice President, Treasurer and Chief Financial Officer of The Pennsylvania Trust Company, Radnor, PA.

Willard N. Woolbert, Senior Vice President	Senior Vice President of Independence Capital Management, Inc., Radnor, PA; Senior Vice President and Chief Investment Officer of The Pennsylvania Trust Company, Radnor, PA.

T. Rowe Price Associates, Inc.

Listed below are the directors and executive officers of T. Rowe Price Group, Inc. (“Price Group”), which owns 100% of the stock of T. Rowe Price Associates, Inc. (“Price Associates”), who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates.

Name and Current Position with T. Rowe Price	Other Business and Connections During the Past Two Years	Address
James T. Brady Director of Price Group	Managing director of Mid Atlantic, Ballantrae International, Ltd., Aether Systems, Inc., Constellation Energy Group, and McCormick & Co, Inc.	5625 Broadmoor Terrace, Ijamsville, Maryland 21754

J. Alfred Broaddus, Jr. Director of Price Group

Former president of the Federal Reserve Bank of Richmond and a member of the American Economic Association and the National Association of Business Economists. Director of Owens & Minor, Inc., Albemarle Corp. and Markel Corp.

4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr. Director of Price Group	Managing General Partner of ABS Capital Partners.	400 E. Pratt Street Suite 910 Baltimore, MD 21202

Dr. Alfred Sommer Director of Price Group

Professor of ophthalmology, epidemiology and international health at the Johns Hopkins Bloomberg School of Public Health. Director of the Academy for Educational Development. Director of Becton Dickinson, a medical technology company. Chairman of the Expert Group on Health of the World Economic Forum’s Global Governance Initiative. Chairman of the International Vitamin A Consultative Group Steering Committee. Senior medical advisor for Hellen Keller International.

615 N. Wolfe Street Room 1041 Baltimore, MD 21205

Dwight S. Taylor Director of Price Group

President of Corporate Development Services, LLC, Director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Executive Committee Member of the National Board of the National Association of Industrial & Office Properties.

8815 Centre Park Drive, Suite 400, Columbia, Maryland 21045.

Name and Current Position with T. Rowe Price	Other Business and Connections During the Past Two Years	Address
Anne Marie Whittemore Director of Price Group	Partner of the law firm of McGuireWoods L.L.P. and a Director of Owens & Minor, Inc., and Albemarle Corporation.	One James Center Richmond, VA 23219

All of the following directors of Group are employees of Price Associates.

Name and Current Position with T. Rowe Price	Other Business and Connections During the Past Two Years
Edward C. Bernard Vice Chairman of the Board

Director and President of T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Advisory Services, Inc. Director of T. Rowe Price International, Inc.; Vice President of TRP Distribution, Inc. Chairman of the Board of T. Rowe Price Savings Bank, T. Rowe Price Investment Services, Inc. T. Rowe Price Services, Inc. T. Rowe Price Trust Co., T. Rowe Price Global Asset Managgemnt and T. Rowe Price Investment Services Limited.

James A. C. Kennedy Director, Chief Executive Officer and President	Director and President of T. Rowe Price Associates, Inc. Director Director of T. Rowe Price International Inc.

Brian C. Rogers, Chairman of the Board and Chief Investment Officer	Vice President of T. Rowe Price Trust Company.

Executive Officers:

Name and Current Position with T. Rowe Price	Other Business and Connections During the Past Two Years
Kenneth V. Moreland Chief Financial Officer and Vice President of Price Group

Chief Financial Officer and Vice President of Price Associates, President and Director and President of TRP Finance, Inc., TRP Suburban, Inc. TRP Suburban Second, Inc. and President of TRP Colorado Springs LLC.

John R. Gilner Vice President of Price Group and Chief Compliance Officer of Price Associates	Chief Compliance Officer of T. Rowe Price Advisory Services, Inc. and T. Rowe Price (Canada), Inc. and Vice President of T. Rowe Price Investment Services, Inc.

Name and Current Position with T. Rowe Price	Other Business and Connections During the Past Two Years
Mary J. Miller Vice President of Price Group and Director and Vice President of Price Associates	Director of T. Rowe Price Trust Company

Lord, Abbett & Co. LLC

Name and Position with Lord, Abbett & Co. LLC	Other Business Connections During the Past Two Years
Robert S. Dow Managing Member	None
Joan Binstock Member & Chief Operations Officer	None
Michael R. Brooks Member & Central Division Director	None
Robert J. Ball Member & Client Portfolio Manager – Fixed Income	None
Bruce L. Bartlett Member & Portfolio Manager & Director of Growth Equity Investments	None
Zane E. Brown Member & Director of Fixed Income Investments	None
Patrick J. Browne Member & Eastern Division Director	None
John F. Corr Member & Director of Taft Hartley Marketing & Client Service	None
Sholom Dinsky Member & Portfolio Manager - Large Cap Value	None
John J. DiChiaro Member & Senior Strategy Coordinator - Small Cap Growth	None
Milton Ezrati Member & Senior Economic Strategist	None
Robert P. Fetch Member & Senior Portfolio Manager – Small Cap Value	None
Daria L. Foster Member & Director of Marketing and Client Service	None
Daniel H. Frascarelli Member & Portfolio Manager - Large Cap Core	None
Kenneth J. Fuller Member & Portfolio Manager – Large Cap Value	None
Robert I. Gerber Member & Director of Taxable Fixed Income	None
Michael S. Goldstein Member & Portfolio Manager – Fixed Income	None
Michael A. Grant Member & Director of Institutional Marketing	None

Name and Position with Lord, Abbett & Co. LLC	Other Business Connections During the Past Two Years
Howard E. Hansen Member & Portfolio Manager - Mid Cap Value	None
Gerard S. E. Heffernan, Jr. Member & Research Analyst - Small Cap Value	None
Charles F. Hofer Member & Client Portfolio Manager	None
Cinda C. Hughes Member & Client Portfolio Manager - Small Cap Growth	None
Ellen G. Itskovitz Member & Senior Research Analyst - High Yield/Convertible	None
Lawrence H. Kaplan Member & General Counsel	None
Jerald M. Lanzotti Member & Fixed Income Portfolio Manager - Global Bonds	None
Richard C. Larsen Member & Research Analyst - Large Cap Value	None
Robert A. Lee Member & Portfolio Manager - Fixed Income	None
Maren Lindstrom Member & Portfolio Manager	None
Gregory M. Macosko Member & Senior Analyst	None
Thomas Malone Member & Western Division Director	None
Charles Massare, Jr. Member & Director of Quantitative Research & Risk Management	None
Vincent J. McGride Member & Senior Portfolio Manager - International Core Equity	None
Paul L. McNamara Member & Director of Institutional Sales and Client Service	None
Robert G. Morris Member & Chief Investment Officer	None
Robert J. Noelke Member & National Sales Manager	None
A. Edward Oberhaus, III Member & Manager of Equity Trading	None
F. Thomas O’Halloran Member & Portfolio Manager - Small Cap Growth	None
R. Mark Pennington Member & Director of Separately Managed Accounts	None
Walter H. Prahl Member & Director of Quantitative Research, Taxable Fixed Income	None
Michael L. Radziemski Member & Chief Information Officer	None
Jarrod R. Sohosky Member & Southern Division Director	None

Name and Position with Lord, Abbett & Co. LLC	Other Business Connections During the Past Two Years
Eli M. Salzmann Member & Director of Large Cap Value Equity Management	None
Harold E. Sharon Member & Director of International Equity and Senior Portfolio Manager	None
Douglas B. Sieg Member & Director of Marketing	None
Richard D. Sieling Member & Managing Director - Lord Abbett Limited	None
Michael T. Smith Member & Portfolio Manager - Small Cap Value/Small Cap Blend	None
Diane Tornejal Member & Director of Human Resources	None
Christopher J. Towle Member & Senior Portfolio Manager – Convertibles and High Yield	None
Edward K. von der Linde Portfolio Manager - Mid Cap Value	None
Marion Zapolin Member & Chief Financial Officer	None

The principal business address for Lord, Abbett & Co. LLC is 90 Hudson Street, Jersey City, New Jersey, 07302-3973.

Wells Capital Management, Incorporated

Name and Position with Wells Capital Management, Incorporated	Other Business Connections During the Past Two Years
Robert Bissell President, Chief Executive Officer	None
Kirk D. Hartman Executive Vice President and Chief Investment Officer	None
Amru A. Khan Executive Vice President, Sales and Marketing	None
Thomas O’Malley Executive Vice President, Liquidity Management Client Services	None
James W. Paulsen Executive Vice President, Chief Investment Strategist	None

Name and Position with Wells Capital Management, Incorporated	Other Business Connections During the Past Two Years
Karen L. Norton Senior Vice President and Chief Administrative and Operation Officer	None
David O’Keefe Senior Vice President, Chief Financial Officer	None
Mai Shiver Chief Compliance Officer and Director Business Risk Management	None
Sallie C. Squire Senior Vice President and Director of Professional and Corporate Development	None
William L. Timoney Executive Vice President and Chief Administrative and Operation Officer	None

ABN AMRO Asset Management, Inc.

Name and Current Position with ABN AMRO Asset Management, Inc.	Other Business and Connections During the Past Two Years	Address
Nancy Jane Holland Director, February 2006 - Present Senior Managing Director 1997 to Present	Associated with ABN AMRO Asset Management and its affiliates since 1997	161 North Clark Street Chicago, Illinois 60601

Name and Current Position with ABN AMRO Asset Management, Inc.	Other Business and Connections During the Past Two Years	Address
Seymour Andrew Newman, CPA Executive Vice President/ CFO/ Treasury and Secretary March 2000 to Present	Associated with ABN AMRO Asset Management and its affiliates since 1997	161 North Clark Street Chicago, Illinois 60601
Thomas Leavitt President, Chief Executive Officer and Head of Institutional Sales	Associated with ABN AMRO Asset Management and its affiliates since 2006	161 North Clark Street Chicago, Illinois 60601
Laura Manley Director, August 2006 to Present Senior Vice President, January 2007 to Present	Associated with ABN AMRO Asset Management and its affiliates since 2005	161 North Clark Street Chicago, Illinois 60601
Brian Hoeft Lord, Chief Compliance Officer, September 2006 to Present	Associated with ABN AMRO Asset Management and its affiliates since 2006	161 North Clark Street Chicago, Illinois 60601
Scott Marinko Director, August 2006 to Present Chief Operations Officer, May 2006 to Present	Associated with ABN AMRO Asset Management and its affiliates since 1997	161 North Clark Street Chicago, Illinois 60601
A. Wajid Ahmed Vice President and Controller	ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
William R. Anderson Senior Vice President	None	161 North Clark Street Chicago, Illinois 60601
Glenna K. Anderson Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Mari Heather Birminghman Vice President	ABN AMRO Asset Management Holdings, Inc.	161 North Clark Street Chicago, Illinois 60601
Meredith Byrne Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Donald Casey Assistant Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Christina Degiuseppe Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Craig Denham Vice President	None	161 North Clark Street Chicago, Illinois 60601
Richard Drake, CFA Senior Managing Director	None	161 North Clark Street Chicago, Illinois 60601
Martin Eisenberg Vice President	ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601

Name and Current Position with ABN AMRO Asset Management, Inc.	Other Business and Connections During the Past Two Years	Address
Peter Fasone Vice President	None	161 North Clark Street Chicago, Illinois 60601
John Finley Vice President	None	161 North Clark Street Chicago, Illinois 60601
William Finley, CFA Senior Managing Director	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Anthony Ford Vice President	None	161 North Clark Street Chicago, Illinois 60601
Wilfrido Garcia Officer	None	161 North Clark Street Chicago, Illinois 60601
Michael Gasparac Vice President	None	161 North Clark Street Chicago, Illinois 60601
Bruce Goldstone, CPA Vice President	ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Vicki Gertken-Tunstall Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Suzanne K. Guzy Senior Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Steven Haldi Managing Director	None	161 North Clark Street Chicago, Illinois 60601
James D. Hardman Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Jeremy C. Hughes Vice President	None	161 North Clark Street Chicago, Illinois 60601
Kevin Kehres, CFA Managing Director	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
David Kelch Officer	None	161 North Clark Street Chicago, Illinois 60601
Timothy Kelly Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Thomas Kieltyka Officer	None	161 North Clark Street Chicago, Illinois 60601
Thomas Kmiotek Vice President	None	161 North Clark Street Chicago, Illinois 60601
Todd W. Larson Vice President	None	161 North Clark Street Chicago, Illinois 60601

Name and Current Position with ABN AMRO Asset Management, Inc.	Other Business and Connections During the Past Two Years	Address
Brian Lord Chief Compliance Officer & Gen Counsel & Asst Secretary	ABN AMRO Asset Management Holdings, Inc.	161 North Clark Street Chicago, Illinois 60601
Mika Nishimura Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Jerome Papinchock Vice President	ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Joseph Pavnica Vice President	None	161 North Clark Street Chicago, Illinois 60601
Beverly Plant Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
James R. Pondel Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Simon Reeves Managing Director	None	161 North Clark Street Chicago, Illinois 60601
Jordan A. Rosner Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Marcia Roth Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Randall Rynearson Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Timothy Scanlan, CFA Senior Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Timothy Sheehan Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Gregory Shields Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Steven Sherman Vice President	None	161 North Clark Street Chicago, Illinois 60601
Steven Smart, CFA Vice President	None	161 North Clark Street Chicago, Illinois 60601
Peter W. Spartin Senior Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Robert Thomas III Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Jeremy Thurm Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Charles Ullerich	None	161 North Clark Street

Name and Current Position with ABN AMRO Asset Management, Inc.	Other Business and Connections During the Past Two Years	Address
Vice President		Chicago, Illinois 60601
Kristine Victory Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Daniel Wanzenberg First Vice President	None	161 North Clark Street Chicago, Illinois 60601
Ann Weis Vice President & Assistant Secretary	ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Christopher White Senior Vice President	ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Paul Wojtyla Assistant Vice President	None	161 North Clark Street Chicago, Illinois 60601
Timothy Woods Vice President	ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Trust Company	161 North Clark Street Chicago, Illinois 60601
Todd J. Youngberg, CFA Managing Director	None	161 North Clark Street Chicago, Illinois 60601

Turner Investment Partners, Inc.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Thomas R. Trala Chief Financial and Operating Officer, Secretary	Turner Funds Turner Investment Partners Pty. Ltd. Turner Investment Management LLC	President Board Member & Chief Operating Officer Board Member, President & Chief Operating Officer & Treasurer
Mark D. Turner Vice Chairman of the Board; President, Senior Portfolio Manager	Turner Investment Management, LLC	Chairman
Robert E. Turner Chairman of the Board; Chief Investment Officer; Chief Executive Officer	Turner Funds Turner Investment Partners Pty. Ltd. Bradley University (Peoria, IL)	Trustee Board Member Trustee

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
	The Crossroads School (Paoli, PA)	Trustee

Christopher K. McHugh Board Member, Vice President, Senior Portfolio Manager	Philadelphia University	Trustee

The principal address of Turner Investment Partners and its subsidiaries Turner Investment Management, LLC and Turner Investment Partners Pty. Ltd., is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

Neuberger Berman Management Inc.

Name and Current Position with Neuberger Berman Management Inc	Other Business Connections During the Past Two Years
Jeffrey B. Lane- Director	Chairman, Wealth and Asset Management Division and Vice-Chairman of Lehman Brothers Inc.; Chairman, Neuberger Berman Inc.; formerly President and Chief Executive Officer, Neuberger Berman, LLC
Jack L. Rivkin-Chairman	Executive Vice President, Neuberger Berman, Inc. Managing Director, Neuberger Berman, LLC
Peter E. Sundman-President	Executive Vice President and Director, Neuberger Berman Inc.; Chief Operating Officer, Neuberger Berman LLC
Robert Conti-Senior Vice President	Vice President, Neuberger Berman, LLC
Brian Gaffney- Senior Vice President	Managing Director Neuberger Berman, LLC
Edward S. Grieb-Treasurer & Chief Financial Officer	Managing Director, Chief Financial Officer, Treasurer Neuberger Berman LLC
Maxine L. Gerson- Secretary	Senior Vice President, Assistant Secretary Neuberger Berman, LLC

The principal address of NB Management, Neuberger Berman LLC and Neuberger Berman Inc. is 605 Third Avenue, New York, New York, 10158.

Bjurman, Barry & Associates

Name and Current Position with Bjurman, Barry & Associates	Other Business and Connections During the Past Two Years	Address
O. Thomas Barry III Principle & Chief Investment Officer

Senior Executive Vice President and Sr. Portfolio Manager, Board Member and Principle Member of the Investment Policy Committee for Bjurman, Barry & Associates from 1978 - Present. Co-President and Senior Portfolio Manager of the Bjurman, Barry Funds from 1997- President.

10100 Santa Monica Blvd. Suite 1200 Los Angeles, CA 90067
G. Andrew Bjurman Principle & Chief Executive Officer

President, Senior Portfolio Manager, Board Member and Principle Member of the Investment Policy Committee for Bjurman, Barry & Associates from 1970-Present. Co-President of the Bjurman, Barry Funds from 1997-Present.

10100 Santa Monica Blvd. Suite 1200 Los Angeles, CA 90067

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM LP”) is a wholly-owned subsidiary of the Goldman Sachs Group, Inc. and serves as the investment adviser to the Registrant.   Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with the Investment Adviser	Name and Address of Other Company	Connection with Other Company
Lloyd C. Blankfein Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004 Goldman, Sachs & Co. 85 Broad Street New York, New York 10004	Chairman, Chief Executive Officer and Director Managing Director
John S. Weinberg Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004 Goldman, Sachs & Co. 85 Broad Street New York, New York 10004	Vice Chairman Managing Director

Vontobel Asset Management, Inc.

Name and Current Position with Vontobel Asset Management, Inc.	Other Business Connections During the Past Two Years
Herbert J. Scheidt Chairman of the Board of Directors	Chief Executive Officer, Vontobel Group, Zurich Switzerland Chairman of the Executive Committee Bank Vontobel AG
Christoph Ledergerber Vice Chairman of the Board of Directors	Head of Asset Management and Investment Funds Member of the Group Executive Board
Axel May Director	CFO, Head of Risk Management Vontobel Group, Zurich, Switzerland Member of the Group Executive Board
Giuseppe Benelli Director	Chief Investment Officer, Head of Group Investment Center Member of the Group Executive Board
Heinrich Schlegel President and CEO	None
Thomas Wittwer Managing Director, Institutional Marketing	None
Peter Newell Managing Director, Institutional Marketing	None
Rajiv Jain Managing Director, Head Portfolio Manager, International Equities	None
Edwin Walczak Managing Director, Head of Domestic Portfolio Management	None
Joseph F. Mastoloni First Vice President & Chief Compliance Officer	Director, World Insurance Trust Member of The World Funds, Inc. Board

The World Funds, Inc. is a registered investment company, incorporated under the laws of Maryland, comprising multiple fund series for which Vontobel Asset Management, Inc. serves as investment sub-adviser to one fund series.

Heitman Real Estate Securities LLC

Name and Position with Heitman Real Estate Securities LLC	Other Business Connections During the Past Two Years
Timothy J Pire Managing Director	None
Randall E. Newsome Executive Vice President	None
Larry S. Antonatos Executive Vice President	None
Nancy B. Lynn Vice President	None
Karen A. O’Donnell Assistant Vice President	None
William E. Pogorelec Vice President	None
Mark Zahara Trader	None
Jeffrey Yurk Assistant Vice President	None
Donna Nicole Bair Vice President	None

The principal address of Heitman Real Estate Securities LLC is 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

Eaton Vance Management

Name and Current Position with Eaton Vance Management	Other Business Connections During the Past Two Years

The principal address of Eaton Vance Management is 255 State Street Boston, MA 02109.

AllianceBernstein L.P.

Name and Current Position with AllianceBernstein L.P.	Other Business Connections During the Past Two Years

The principal address of AllianceBernstein L.P. is 1345 Avenue of the Americas, New York, NY 10105.

Van Kampen Asset Management

Name and Current Position with Van Kampen Asset Management	Other Business Connections During the Past Two Years

The principal address of Van Kampen Asset Management is 522 Fifth Avenue, New York, NY 10036.

SSgA Funds Management, Inc.

Name and Current Position with SSgA Funds Management, Inc.	Other Business Connections During the Past Two Years

The principal address of SSgA Funds Management, Inc. is State Street Financial Center, One Lincoln Street, Boston, MA 02111.

Item 27.                                                Principal Underwriters

Not Applicable.

Item 28.                                                Location of Accounts and Records

Penn Mutual Life Insurance Co.

600 Dresher Road

Horsham, PA  19044

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA  19044

PFPC Inc.

Bellevue Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

T. Rowe Price Associates, Inc.

100 E. Pratt Street

Baltimore, MD 21202

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA  19103-2921

Independence Capital Management, Inc.

Five Radnor Corporate Center, Suite 450

Radnor, PA 19087

Wells Capital Management, Incorporated

525 Market Street

San Francisco, CA  94105

Lord, Abbett & Co. LLC

90 Hudson Street

Jersey City, NJ  07302

Heitman Real Estate Securities LLC

191 North Wacker Drive, Suite 2500

Chicago, IL 60606

Vontobel Asset Management, Inc.

450 Park Avenue

New York, NY  10022

ABN AMRO Asset Management, Inc.

161 North Clark Street

Chicago, IL 60601

Goldman Sachs Asset Management, L.P.

32 Old Slip

New York, NY  10005

Bjurman, Barry & Associates

10100 Santa Monica Boulevard, Suite 1200

Los Angeles, CA 90067

Turner Investment Partners

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Neuberger Berman Management Inc.

605 Third Avenue

New York, NY  10158

Eaton Vance Management

255 State Street

Boston, MA 02109

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Van Kampen Asset Management

522 Fifth Avenue

New York, NY 10036

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Item 29.                                                Management Services

Not applicable.

Item 30.                                                Undertakings

The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 59 to Registration Statement No. 2-77284 to be signed on its behalf by the undersigned, duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania, on this 15th day of February, 2008.

PENN SERIES FUNDS, INC.
(Registrant)

By:	/s/ Peter M. Sherman
Peter M. Sherman, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 59 to the Registration Statement on From N-1A has been signed below by the following persons in the capacities indicated on the 15th day of February, 2008.

Signature			Title

/s/ Peter M. Sherman			President (Principal Executive Officer)
Peter M. Sherman

/s/ Jill Bukata			Controller (Principal Financial Officer)
Jill Bukata

*	EUGENE BAY		Director

*	JAMES S. GREENE		Director

*	ROBERT E. CHAPPELL		Director

*	M. DONALD WRIGHT		Director

*	CHARLES E. MATHER, III		Director

*	By:	/s/ Robert E. Chappell
Robert E. Chappell, Attorney-In-Fact

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